UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-7762

First Eagle Funds, Inc.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas
New York, NY 10105-4300
(Address of principal executive offices) (Zip code)

Robert Bruno
First Eagle Funds, Inc.
1345 Avenue of the Americas
New York, NY 10105-4300
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-632-2700

Date of fiscal year end: October 31, 2003

Date of reporting period: October 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

First Eagle Funds

Advised by Arnhold and S. Bleichroeder Advisers, LLC

ANNUAL REPORT October 31, 2003

First Eagle Global Fund

First Eagle Overseas Fund

First Eagle U.S. Value Fund

First Eagle Gold Fund

First Eagle Fund of America

Annual Report

FIRST EAGLE FUNDS, INC.

TABLE OF CONTENTS

Letters from the Co-Presidents	1
Performance Chart	4
Management’s Discussion of Fund Performance: First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund	6
First Eagle Global Fund:
Fund Overview	9
Schedule of Investments	10
First Eagle Overseas Fund:
Fund Overview	21
Schedule of Investments	22
First Eagle U.S. Value Fund:
Fund Overview	33
Schedule of Investments	34
First Eagle Gold Fund:
Fund Overview	38
Schedule of Investments	39
First Eagle Fund of America:
Management’s Discussion of Fund Performance	42
Fund Overview	43
Schedule of Investments	44
Statements of Assets and Liabilities	48
Statements of Operations	49
Statements of Changes in Net Assets	50
Notes to Financial Statements	53
Financial Highlights	66
Independent Auditors’ Report	76
Tax Information	77
Additional Information	78

FIRST EAGLE FUNDS, INC.

LETTERS FROM THE CO-PRESIDENTS

John P. Arnhold

Dear Shareholder:

We are pleased to send you your Annual Report. Your fund managers have consistently provided excellent returns on your investment, and have done so without deviation from their time-honored fundamental value approach to investment.

As the Adviser to the First Eagle Funds, we would be remiss in not commenting on the problems facing the mutual fund industry today. At the outset, the First Eagle Funds have a professional and largely independent Board of Directors, with the Nominating and Governance Committee, and the Audit Committee, made up entirely of independent directors. We have sought to make Fund reports clear and unambiguous. The Funds have always had measures in place intended to limit outside manipulation by market timers or others, primarily through a 2% redemption fee on fund redemption or exchanges within 90 days of purchase. Together with the normal sales charges, a redemption fee is designed to deter would-be market timers from attempting to use our Funds, because to do so should be prohibitively expensive for their short-term purposes. Moreover, to the extent practicable, Fund transactions are monitored daily to screen against market timing, and we have always observed a fixed and firm rule against late day trading after the four o’clock close of the New York Stock Exchange. But of major importance, the managers themselves are very substantial investors in the Funds, as are those of us involved with the management company and our families. We invest in the Funds for the long term, as we hope you do, and have been rewarded for doing so.

Arnhold and S. Bleichroeder Advisers has its origins in investment banks established in Berlin in 1803 and Dresden in 1864, which were combined in 1931 and reestablished in the United States in 1937 by my family. We are very proud of our history of integrity and professional expertise. We remain confident that the quality offerings of the First Eagle Family of Funds—Global, Overseas, U.S. Value, Gold and Fund of America—will continue to assist you to achieve your long-term investment objectives, and we appreciate the confidence you have shown in us by investing your savings in our Funds.

Sincerely,

John P. Arnhold Co-President

December 2003

Jean-Marie Eveillard

Dear Shareholder:

First Eagle Global Fund, First Eagle Overseas Fund and First Eagle U.S. Value Fund

Both First Eagle Global and First Eagle Overseas Funds have acquired many new shareholders in the past year. We welcome them and we trust that they and/or their financial advisers understand what we are trying to do and how we go about it. Still, it may be advisable today to write again about what our objectives have been over the past quarter of a century.

First, we attempt to provide, over time, a higher return than a money market fund because we are exposing fund shareholders to the risks of equities. Second, we try to do better (again over time) than the appropriate benchmark. Otherwise fund shareholders might as well switch to an index fund.

We have achieved both objectives over the past twenty-five years (the tenure of management) for the First Eagle Global Fund and over the past ten years for the First Eagle Overseas Fund (created in 1993). So far, so good. But tomorrow is another day; or as Benjamin Graham used to put it, “the future is uncertain”. Also, as shareholders of long standing know and as new shareholders should be aware of there were times in the late 1990’s when our funds lagged our peers and the relevant index. In all likelihood, that will happen again and fund shareholders will have to decide whether to bear with us.

Today, both First Eagle Global and First Eagle Overseas Funds are about 20% in cash, more or less. That may seem high but we have never thought that the funds should be fully invested at all times. Cash with us is a residual. If we find enough investment opportunities, cash is at its minimum of 5%. If we don’t, and if (as was recently the case) many new shareholders bring their savings into the funds, then cash builds up. It’s not that we are timing markets; we are simply pricing securities. And after many months of strongly recovering equity markets, few securities (particularly in the U.S.) are priced attractively, we believe. So 20% in cash today (and possibly more in the future) isn’t necessarily bad. Indeed, it would provide both a cushion and a reserve if markets were to decline (we have no opinion about whether or not that will happen). A big mistake would be for us to compromise our standards in terms of valuation and quality, in order to prevent cash from ballooning beyond 20%. We are not doing that, at least not consciously. . . that said, we may decide to close a fund (or two, or three . . .) if we thought doing so was in the best interests of existing fund shareholders. We are somewhat familiar with the process, as we closed the First Eagle Global Fund (then called SoGen International Fund) ten years ago.

This report to you would be incomplete without a few words about (or around) the sorry state of the mutual fund industry. All we can say is that we ourselves have for twenty-five years treated your investments as if they were our own. And that is not about to change. Please see our website for a more detailed discussion.

First Eagle Gold Fund

We continue to look at gold not as a trade, not even as an investment, but as insurance. There was a big speculative bubble in the late 1990’s, the bubble burst (they all do) and the imbalances associated with the bubble years in the U.S. (current account deficit, consumer debt, etc...) have not been corrected. We are not forecasting anything; we are simply saying that the mere possibility of “extreme outcomes” leads us to seek some protection. Admittedly, the insurance may prove to be unnecessary, and the policy premium is much more expensive with gold at about $400 an ounce than when the price was near $250. Still, for the time being, we persist.

Sincerely,

Jean-Marie Eveillard Co-President December 2003

PERFORMANCE

FIRST EAGLE FUNDS	Average Annual Returns[1] as of October 31, 2003

FIRST EAGLE GLOBAL FUND

	ONE-YEAR	THREE-YEARS	FIVE-YEARS	TEN-YEARS	FIFTEEN-YEARS	SINCE INCEPTION	INCEPTION DATE
First Eagle Global Fund - Class A (SGENX)
without sales load	37.75%	18.01%	16.08%	11.87%	12.14%	15.42%	1/01/79	[2]
with sales load	30.87%	16.01%	15.19%	11.44%	11.85%	15.25%	1/01/79	[2]
First Eagle Global Fund - Class I (SGIIX)	38.14%	18.29%	16.31%	—	—	13.78%	7/31/98
First Eagle Global Fund - Class C (FESGX)	35.45%	17.16%	—	—	—	15.75%	6/05/00
MSCI World Index[3]	23.71%	(7.77%)	(0.18%)	6.22%	6.47%	10.90%	1/01/79

FIRST EAGLE OVERSEAS FUND

First Eagle Overseas Fund - Class A (SGOVX)
without sales load	42.96%	17.27%	17.98%	12.85%	—	13.09%	8/31/93
with sales load	35.81%	15.29%	17.09%	12.42%	—	12.67%	8/31/93
First Eagle Overseas Fund - Class I (SGOIX)	43.29%	17.53%	18.19%	—	—	14.74%	7/31/98
First Eagle Overseas Fund - Class C (FESOX)	40.54%	16.46%	—	—	—	14.97%	6/05/00
MSCI EAFE Index[4]	27.03%	(6.11%)	(0.22%)	3.23%	—	3.26%	8/31/93
FIRST EAGLE U.S. VALUE FUND[5]

First Eagle U.S. Value Fund - Class A (FEVAX)
without sales load	26.10%	—	—	—	—	14.30%	9/04/01
with sales load	20.09%	—	—	—	—	11.49%	9/04/01
First Eagle U.S. Value Fund - Class I (FEVIX)	26.34%	—	—	—	—	14.55%	9/04/01
First Eagle U.S. Value Fund - Class C (FEVCX)	23.83%	—	—	—	—	13.45%	9/04/01
Russell 2000 Index[6]	43.37%	—	—	—	—	7.32%	9/04/01
FIRST EAGLE GOLD FUND

First Eagle Gold Fund - Class A (SGGDX)
without sales load	54.64%	56.49%	22.27%	7.11%	—	7.43%	8/31/93
with sales load	46.91%	53.84%	21.33%	6.70%	—	7.03%	8/31/93
First Eagle Gold Fund - Class I (FEGIX)[5]	—	—	—	—	—	29.17%	5/15/03
First Eagle Gold Fund - Class C (FEGOX)[5]	—	—	—	—	—	27.39%	5/15/03
MSCI World Index[3]	23.71%	(7.77%)	(0.18%)	6.22%	—	6.20%	8/31/93
Financial Times Gold Mines Index[7]	54.05%	40.70%	8.19%	(1.77%)	—	(1.28%)	8/31/93
FIRST EAGLE FUND OF AMERICA

First Eagle Fund of America - Class Y (FEAFX)	18.28%	5.89%	7.13%	13.45%	13.80%	13.51%	4/10/87
First Eagle Fund of America - Class C (FEAMX)	16.27%	5.10%	6.32%	—	—	5.87%	3/02/98
First Eagle Fund of America - Class A (FEFAX)
without sales load	18.20%	5.70%	—	—	—	6.35%	11/20/98
with sales load	12.52%	3.89%	—	—	—	5.25%	11/20/98
Standard & Poor’s 500 Index[8]	20.80%	(8.34%)	0.53%	10.43%	11.79%	10.65%	4/10/87

Please see the following page for important notes to this table.

Performance data quoted herein represents past information and should not be considered indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

FIRST EAGLE FUNDS PERFORMANCE — (Continued)

(1)

The average annual returns shown on the prior page are historical and reflect changes in share price, reinvested dividends and are net of expenses. The average annual returns for Class A Shares “with sales load” of First Eagle Global Fund, First Eagle Overseas Fund and First Eagle Gold Fund give effect to the deduction of the maximum sales load of 3.75% for periods prior to March 1, 2000 and of 5.00% thereafter. The average annual returns for Class A Shares “with sales load” of First Eagle U.S. Value Fund and First Eagle Fund of America give effect to the deduction of the maximum sales load of 5.00%.

The average annual returns for Class C Shares reflect the CDSC (Contingent Deferred Sales Charge) of 1.00% which pertains to the first year or less of investment only.
Class I Shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, and First Eagle Gold Fund require $1mm minimum investment and are offered without load.
Class Y Shares of First Eagle Fund of America are offered without load.
(2)	As of current management tenure January 1, 1979.
(3)

The MSCI World Index is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. This index is a trademark of Morgan Stanley Capital International SA in Geneva, Switzerland.

(4)	The MSCI EAFE Index is a total return index, reported in U.S. dollars, based on share prices and reinvested net dividends of approximately 1,100 companies from 21 countries.
(5)

Due to First Eagle U.S. Value Fund’s inception date (September 4, 2001) and First Eagle Gold Fund’s C and I shares inception date (May 15, 2003), the performance data shown on the previous page is of a very limited time period and should not be misconstrued to reflect future performance.

(6)	The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index and is not available for purchase.
(7)	The Financial Times Gold Mines Index is an unmanaged index composed of 32 gold mining companies and is not available for purchase.
(8)

The Standard & Poor’s 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy. Although the Standard & Poor’s 500 Index focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, it is also considered a proxy for the total market.

FIRST EAGLE FUNDS, INC.

First Eagle Global Fund • First Eagle Overseas Fund
First Eagle U.S. Value Fund • First Eagle Gold Fund

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Charles de Vaulx

The twelve-month period ending October 31, 2003 was again characterized by very high volatility in many markets. Stock markets staged a major comeback after being down sharply from early January to early March 2003, as the U.S. prepared for the war in Iraq. The recovery was driven by the rapid invasion of Iraq, reports of encouraging corporate earnings and an improving U.S. economy measured by the sharp GDP growth during the third quarter. Bond markets were first very strong, particularly high yield bonds, as fears of deflation surfaced and as companies focused increasingly on repairing their balance sheets. Then these bond markets, particularly government bonds, fell sharply in June and July. The U.S. dollar weakened significantly, especially against the euro, as foreign investors began to pay attention to the record high current account deficit of the United States, to the Federal Reserve Board’s determination to reflate at all costs and to the surging U.S. budget deficit. Gold was up, but with a lot of volatility. It shot up from $318 per ounce in late November 2002 to over $380 per ounce in early February 2003, during the tense period preceding the war with Iraq. It then fell sharply to $325 per ounce late March as the U.S. achieved a rapid victory in Iraq, and finally climbed back over $370 per ounce by mid-May, 2003 amid U.S. dollar weakness.

First Eagle Global Fund

The net asset value of the Fund’s Class ‘A’ shares rose 37.75% between November 1, 2002 and October 31, 2003—better than the MSCI World Index which was up 23.71%. Almost half of that performance came from the First Eagle Global Fund’s stocks (and high yield bonds) in the U.S. where quite a few of our stocks were up over that period. For example, the Fund benefited from strong moves in Rayonier, Inc. (paper and forest products), McDonald’s Corporation (restaurants) and Tyco International Limited (conglomerate). In high yield, the Fund benefited from strong moves in Lucent Technologies (telecommunications), Sanmina-SCI Corporation (technology), Blount International Inc. (manufacturing), and Level 3 Communications, Inc (telecommunications).

Outside the U.S., the Fund benefited from rebounds in some stocks from a variety of sectors or from different countries. For example, Amdocs Limited (software, Guernsey), Wendel Investissement (holding company, France), Merck KgaA (pharmaceuticals, Germany), Corporacion Financiera Alba SA (holding company, Spain), Kuehne & Nagel International AG (freight forwarding, Switzerland), and Shimano Inc. (consumer products, Japan). Takeovers also had a positive impact. Buderus AG, a German boiler manufacturer was up sharply during the period as it received a takeover from Robert Bosch, the German auto parts manufacturer. So were Brau Union AG, the leading Austrian brewing company and its parent company BBAG Oesterreichische Brau-Beteiligungs AG, which received and accepted a takeover from Heineken NV.

The Fund’s gold related stocks also helped performance, contributing approximately 5% of the Fund’s total return during the period, in particular Newmont Mining Corporation Holding Company (gold, U.S.), Industrias Penoles, S.A. de C.V. (gold and silver, Mexico), and Freeport McMoran Copper and Gold Inc. (common and preferred, U.S. company with a copper/gold mine in Indonesia).

The Fund’s foreign holdings benefited largely from the fall in the U.S. dollar. As of October 31, 2003 the Fund is approximately 25% hedged against the euro, which is up from 18% last year, believing the latter (along with the Swiss franc and the pound sterling) still remains undervalued against the U.S. dollar. The Fund was approximately 60% hedged to protect against a possible decline in the Japanese yen and approximately 30% hedged to protect against a possible decline in the South Korean won.

First Eagle Overseas Fund

The net asset value of the Fund’s Class ‘A’ shares rose 42.96% for the fiscal year ending October 31, 2003, while the MSCI EAFE Index was up 27.03% over the same period.

As was the case for the First Eagle Global Fund, the foreign stocks that helped the performance of the First Eagle Overseas Fund came from a variety of industries as well as countries. For example, Amdocs Limited (software, Guernsey), Wendel Investissement (holding company, France), Merck KgaA (pharmaceuticals, Germany), Kuehne & Nagel International AG (freight forwarding, Switzerland), Vivendi Universal SA (media, France), EnCana Corporation (energy, Canada), Shaw Brothers Limited (media, Hong-Kong), and Shimano Inc. (consumer products, Japan). The number of stocks that were down over the period was few and includes Nam Yang Dairy Products (consumer products, South Korea) and Nippon Television Network Corporation (media, Japan).

Mergers and acquisitions also contributed to the Fund’s performance with the takeovers of Buderus AG (boiler manufacturer, Germany) and Brau-Union AG and its parent company, BBAG Oesterreichische Brau-Beteiligungs AG (brewery, Austria), as well as the going private transaction at Hilti AG (power tools, Switzerland).

The Fund’s gold related securities also contributed positively in particular Freeport McMoran Copper and Gold Inc. (a U.S. company with a copper/gold mine in Indonesia), Newmont Mining Corporation Holding Company (gold, U.S.), Industrias Penoles, S.A. de C.V. (gold and silver, Mexico), and some gold-linked notes.

Finally, the significant fall in the U.S. dollar helped the Fund. On October 31, 2003, the Fund was approximately 20% hedged against the euro, which was up from 15% last year, believing the latter (along with the Swiss franc and the pound sterling) still remains undervalued against the U.S. dollar. The Fund was approximately 60% and 30% hedged to protect against a possible decline in the Japanese yen and South Korean won, respectively.

First Eagle U.S. Value Fund

Between November 1, 2002 and October 31, 2003 the net asset value of the First Eagle U.S. Value Fund’s Class ‘A’ shares rose 26.10% while the Standard & Poor’s 500 Stock Index and the Russell 2000 Index rose 20.80% and 43.37%, respectively.

The twelve-month period saw a resurgence of NASDAQ stocks as well as many small and mid cap value stocks. The First Eagle U.S. Value Fund managed to get good returns from stocks as varied as McDonald’s Corporation (restaurants), Tyco International Limited (conglomerate), Liberty Media Corporation (media), Rayonier Inc. (paper and forest products) and Ethyl Corporation (chemicals). The Fund also benefited from a few high yield bonds including Level 3 Communications, Inc., Blount International Inc., SCI Systems Inc. and Sola International Inc. The stocks that were down include Schering-Plough Corporation (pharmaceuticals), GATX Corporation (railcar leasing) and Columbus McKinnon Corporation (hoist manufacturer).

The only instances of corporate activity that benefited the First Eagle U.S. Value Fund during this period were Dole Food Company, Inc. (bananas) and Newhall Land and Farming Company (real estate, California). In the case of Dole Food Company, Inc., David H. Murdock offered a sweetened price that was 13.5% higher than his previous bid to take the company private. Newhall Land and Farming Company received a bid from LNR Property company at a 20% premium to the stock price barely a month after we started initiating a position.

First Eagle Gold Fund

Between November 1, 2002 and October 31, 2003 the price of gold rose from $318 per ounce to $384 per ounce, i.e. 21%, helped by geopolitical uncertainty as well as the weakening of the U.S. dollar. Also helping gold was a lack of hedging activity by gold mining companies. The net asset value of the First Eagle Gold Fund was up 54.64% while the Financial Times Gold Mines Index rose 54.05% over that period.

The Fund’s performance was better than most of its peers during the first six months of the fiscal year. This is because we had allocated close to 28% of the Fund’s asset to a combination of gold bullion and gold-linked notes. Over that period, gold bullion and these gold-linked notes had a better performance than most traditional gold mining stocks. However, during the final six months of the fiscal year, the opposite trends occurred, with mining stocks, particularly junior mining stocks, outperforming bullion. Particularly helping the Fund was the strong performance of Newmont Mining Corporation Holding Company, Placer Dome Inc., Industrias Penoles, S.A. de C.V., Freeport McMoran Copper and Gold Inc. (both common and preferred shares) as well as Repadre Capital Corporation, the Canadian royalty company that merged with IAMGOLD Corporation.

Outlook

The discounts at which our Funds’ holdings are currently trading have narrowed, thus providing far less of a “margin of safety” than a year ago. We still derive comfort from the fact that some of our holdings currently offer decent dividend yields. We are also encouraged that corporate activity (takeovers, LBOs, going private transactions) appears to be gaining traction, sometimes to the benefit of your Funds’ holdings.

We remain committed to “only buying securities at prices we like.” We are greatly helped by our team of six analysts, who keep searching for investment opportunities. Even though we have identified quite a few new securities for the Funds to start buying over the past nine months, we nonetheless are allowing cash levels to increase (with the exception of the First Eagle Gold Fund). Cash, too, is a hedge and should be viewed as a reserve for future purchasing power.

We appreciate your confidence and thank you for your support.

Charles de Vaulx Co-Manager

December 2003

FUND OVERVIEW

FIRST EAGLE GLOBAL FUND	Data as of October 31, 2003

THE INVESTMENT STYLE

The First Eagle Global Fund seeks long-term growth of capital by investing in a wide range of asset classes from markets in the United States and around the world. This truly global fund is managed with a highly disciplined, bottom-up, value oriented style that helps minimize risk.

ASSET ALLOCATION

Foreign Stocks 41.73%	U.S. Dollar Cash and Equivalents 17.43%
Foreign Currency Bonds and Notes 2.89% U.S. Dollar Bonds and Notes 12.11%
U.S. Stocks 25.84%

TOP 5 COUNTRIES

United States	37.95%
Japan	11.30%
France	7.87%
Switzerland	3.97%
Germany	2.91%

The Fund’s portfolio composition is subject to change at any time.

AVERAGE ANNUAL RETURNS

	ONE-YEAR	FIVE-YEARS		TEN-YEARS
First Eagle Global Fund (A Shares)
without sales load	37.75%	16.08%		11.87%
with sales load	30.87%	15.19%		11.44%
MSCI World Index	23.71%	(0.18%	)	6.22%
Consumer Price Index	2.04%	2.45%		2.42%

GROWTH OF A $10,000 INITIAL INVESTMENT

First Eagle Global Fund
MSCI World Index
Consumer Price Index
$35,000 30,000 25,000 20,000 15,000 10,000 5,000 0		$29,608 $18,278 $12,697
10/93 10/94 10/95 10/96 10/97 10/98 10/99 10/00 10/01 10/02 10/03

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses. The average annual returns for Class A Shares give effect to the deduction of the maximum sales load of 3.75% for periods prior to March 1, 2000 and of 5.00%, thereafter. The MSCI World Index is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. It is a trademark of Morgan Stanley Capital International SA in Geneva, Switzerland. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

TOP 10 HOLDINGS

Rayonier Inc. (U.S. forest products company)	2.89%
Corporacion Financiera Alba SA	2.26%
(European holding company with stakes in retail, telecom, construction and media)
Newmont Mining Corporation Holding Company (U.S. mining company)	2.25%
Shimano Inc. (Japanese manufacturer of bicycle parts)	2.21%
Tyco International Limited (CS & Bonds) (U.S. industrial conglomerate)	1.93%
Wendel Investissement (French holding company)	1.73%
HSBC Gold-Linked Notes (U.S. structured notes)	1.53%
Secom Company Limited (Japanese security services company)	1.50%
Berkshire Hathaway Inc. (U.S. holding company)	1.47%
Samsung Electronics Company Limited Pfd.
(South Korean electronics company)	1.45%

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS
October 31, 2003

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks — U.S. (25.84%) Consumer Discretionary (1.88%)
1,755,000	McDonald’s Corporation	$32,022,818	$43,892,550
575,000	Papa John’s International Inc. (a)	14,002,712	15,128,250
192,250	Allen Organ Company, Class ‘B’ (c)	6,030,883	9,324,125
185,000	St. John Knits International Inc. (a)	3,180,703	5,827,500
500,000	A.T. Cross Company, Class ‘A’ (a)	4,150,673	3,075,000
		59,387,789	77,247,425
	Consumer Staples (0.54%)
365,000	Altria Group Inc.	12,363,478	16,972,500
197,000	Weyco Group, Inc.	1,302,708	5,456,900
		13,666,186	22,429,400
	Energy (1.88%)
500,000	Burlington Resources, Inc.	20,883,874	24,320,000
875,000	San Juan Basin Royalty Trust	5,342,905	16,178,750
635,000	CONSOL Energy, Inc. (b)	12,033,162	13,779,500
200,000	Murphy Oil Corporation	4,173,744	11,796,000
200,000	ConocoPhillips	9,476,488	11,430,000
		51,910,173	77,504,250
	Financials (0.60%)
1,000,000	GATX Corporation	18,937,688	22,490,000
114,750	East Texas Financial Services, Inc. (c)	862,688	1,606,500
31,000	Redwood Financial, Inc. (a)(e)	271,250	651,000
		20,071,626	24,747,500
	Health Care (0.32%)
625,000	Schering-Plough Corporation	14,388,132	9,543,750
80,000	DENTSPLY International Inc.	1,187,626	3,535,200
		15,575,758	13,078,950
	Holding Companies (1.84%)
775	Berkshire Hathaway Inc., Class ‘A’ (a)	52,608,225	60,302,750
7,432	Case Pomeroy & Company, Inc. Class ‘A’	7,366,948	9,334,592
125,000	Leucadia National Corporation	3,814,594	5,250,000
2,485	J.G. Boswell Company (a)	573,840	745,500
		64,363,607	75,632,842
	Industrials (2.43%)
2,500,000	Tyco International Limited	37,527,905	52,200,000
635,000	UniFirst Corporation (c)	9,037,343	16,732,250
300,000	Manpower Inc.	7,900,306	13,920,000
221,500	Franklin Electric Company, Inc.	7,844,988	13,511,500
154,784	KinderCare Learning Centers, Inc. (a)	992,527	2,089,584
365,000	Kaiser Ventures LLC (a)	—	1,277,500
4,805	Conbraco Industries, Inc. (a)	1,568,050	408,425
		64,871,119	100,139,259

______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS — (Continued)
October 31, 2003

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks — U.S. — (continued)
	Materials (1.40%)
635,000	Vulcan Materials Company	$21,357,507	$28,136,850
595,000	Greif Inc., Class ‘A’ (c)	10,207,011	19,355,350
515,000	Ethyl Corporation (a)	2,888,373	8,291,500
45,000	TXI Capital Trust 5 ½% Conv. Pfd. (a)	1,450,589	1,676,250
		35,903,480	57,459,950
	Media (2.39%)
5,500,000	Liberty Media Corporation	52,668,235	55,495,000
2,000,000	General Motors Corporation — Class ‘H’ (a)	25,204,763	32,860,000
335,000	Valassis Communications, Inc. (a)	9,278,913	8,676,500
34,924	Mills Music Trust (c)	1,055,337	1,213,609
		88,207,248	98,245,109
	Paper and Forest Products (3.74%)
2,825,000	Rayonier Inc. (c)	70,203,096	118,791,250
600,000	Plum Creek Timber Company	14,579,760	15,810,000
1,250,000	Longview Fibre Company	9,248,762	13,437,500
200,000	Deltic Timber Corporation	3,613,195	5,726,000
		97,644,813	153,764,750
	Precious Metals (3.36%)
5,431,750	Newmont Mining Corporation Holding Company	35,770,097	92,730,233
500,000	Freeport McMoRan Copper & Gold Inc., Class ‘B’	18,028,559	19,375,000
445,000	Freeport McMoRan Copper & Gold Inc., Pfd. Series ‘C’ (d)	13,421,317	18,022,500
925,000	Freeport McMoRan Copper & Gold Inc., Pfd. Series ‘D’ (d)	9,690,611	8,204,750
		76,910,584	138,332,483
	Real Estate (0.78%)
450,000	ProLogis	5,143,091	13,293,000
500,000	Crescent Real Estate Equities Company	7,671,061	7,675,000
258,133	Price Legacy Corporation Pfd., Series ‘A’	2,935,244	4,181,755
196,972	Security Capital European Realty (a)(e)	3,939,430	3,667,619
150,000	Catellus Development Corporation	253,547	3,340,500
		19,942,373	32,157,874
	Retail (2.71%)
1,075,000	Barnes and Noble, Inc.	20,293,854	32,035,000
845,000	Costco Wholesale Corporation	24,982,315	29,887,650
385,000	The Sherwin-Williams Company	9,417,774	12,912,900
700,000	Dillard’s Inc., Class ‘A’	10,186,141	11,319,000
385,000	May Department Stores Company	8,179,534	10,764,600
175,000	Tiffany & Company	3,663,398	8,303,750
300,000	Payless Shoesource, Inc.	5,246,814	3,969,000
150,000	Hancock Fabrics, Inc.	477,528	2,236,500
		82,447,358	111,428,400

______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS — (Continued)
October 31, 2003

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks — U.S. — (continued)
	Technology and Telecommunications (0.78%)
1,775,000	Earthlink, Inc. (a)	$10,062,054	$16,241,250
575,000	American Power Conversion Corporation	6,563,664	11,632,250
65,000	Telephone & Data Systems, Inc.	2,636,164	4,069,000

		19,261,882	31,942,500

	Transportation (0.24%)
335,000	Burlington Northern Santa Fe Corporation	7,806,751	9,694,900

	Utilities (0.95%)
315,000	CalEnergy Capital Trust 6 ½% Conv. Pfd. (c)	13,865,313	15,120,000
415,000	IDACORP, Inc.	10,188,803	11,267,250
155,000	Hawaiian Electric Industries, Inc.	6,620,861	7,094,350
200,000	Kaneb Services LLC	1,277,654	5,652,000

		31,952,631	39,133,600

	Common and Preferred Stocks — Non U.S. (41.73%)
	Australia and New Zealand (0.67%)
6,300,000	News and Media NZ Limited exchangeable preference shares (c)(10)	16,143,687	16,208,073
1,575,000	Spotless Group Limited (8)	3,061,888	5,730,193
8,850,000	Capital Properties New Zealand Limited 8 ½% exchangeable preference shares (c)(13)	5,435,262	5,474,460

		24,640,837	27,412,726

	Austria (1.35%)
225,000	BBAG Oesterreichische Brau-Beteiligungs AG (2)	8,423,313	32,053,185
575,000	Flughafen Wien AG (16)	19,850,298	23,348,733

	Belgium (0.32%)
500,000	Deceuninck (1)	6,669,400	13,319,300

	Canada (0.96%)
745,000	EnCana Corporation (3)	15,772,533	25,605,650
625,000	Pan American Silver Corporation (a)(b)(12)	1,994,168	6,617,368
300,000	Meridian Gold Inc. (a)(12)	1,088,716	3,804,323
135,000	Fairmont Hotels & Resorts Inc. (1)	1,145,394	3,474,900

		20,000,811	39,502,241

	Chile (0.11%)
500,000	Quinenco SA ADR (8)	2,687,144	4,425,000

	China (0.69%)
785,000	PetroChina Company, Limited (3)	21,216,723	28,574,000

	Commonwealth of Independent States (0.15%)
556,624	Firebird Fund, L.P. (b)(e)(7)	1,000,000	6,247,603

	Denmark (0.50%)
500,000	Carlsberg A/S, ‘B’ (2)	19,733,229	20,684,658

______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS—(Continued)
October 31, 2003

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks — Non U.S. — (continued)
	France (7.28%)
1,975,000	Wendel Investissement (7)	$46,211,950	$71,253,912
2,075,000	Vivendi Universal SA (10)	32,732,768	43,426,999
895,000	Essilor International SA (6)	36,692,066	42,894,053
1,000,000	Remy Cointreau SA (2)	28,306,897	31,271,400
1,185,000	Sodexho Alliance SA (1)	33,008,917	30,880,507
435,000	Eurazeo (7)	17,707,702	27,634,363
31,053	Société Sucriére de Pithiviers — le — Vieil (c)(2)	12,062,938	18,468,328
56,250	Taittinger C.I. (c)(1)	2,775,854	7,498,621
65,000	Sagem SA (15)	2,014,942	6,609,847
70,000	NSC Groupe (c)(8)	12,400,388	6,372,416
385,000	Sabeton SA (c)(7)	4,841,233	4,771,205
65,000	Gaumont SA (a)(10)	3,132,425	3,131,773
42,252	Robertet SA C.I. (a)(2)	800,508	2,923,942
20,448	Robertet SA (2)	527,638	2,261,714

		233,216,226	299,399,080

	Germany (2.79%)
1,065,000	Merck KGaA (6)	27,433,116	37,621,231
405,000	Hornbach Holding AG Pfd. (c)(1)	22,937,193	27,370,293
97,393	Bertelsmann AG D.R.C. (10)	23,013,961	22,165,332
1,000,000	Suedzucker AG (2)	13,706,992	16,886,556
295,000	Bayer AG (9)	3,794,365	7,034,965
50,000	Axel Springer Verlag AG (10)	1,553,189	3,561,465

		92,438,816	114,639,842

	Hong Kong (0.65%)
21,650,000	Shaw Brothers (Hong Kong) Limited (c)(10)	21,884,402	24,251,300
21,500,000	City e - Solutions Limited (c)(1)	971,287	2,491,374

		22,855,689	26,742,674

	Israel (0.02%)
275,000	The Israel Land Development Company Limited (a)(7)	900,749	637,770

	Japan (11.30%)
4,755,000	Shimano Inc. (1)	71,174,031	90,797,909
1,575,000	Secom Company, Limited (8)	58,296,194	61,582,178
4,550,000	Mitsui Sumitomo Insurance Company, Limited (4)	23,786,619	37,483,974
9,700,000	Aioi Insurance Company, Limited (4)	27,534,650	36,162,764
1,000,000	Ono Pharmaceutical Company, Limited (6)	34,229,782	34,735,167
7,000,000	NIPPONKOA Insurance Company, Limited (4)	25,836,771	33,734,940
1,825,000	Daiichi Pharmaceutical Corporation (6)	28,105,799	27,879,063
350,000	Nintendo Company, Limited (15)	25,922,087	27,019,777

______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS—(Continued)
October 31, 2003

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks — Non U.S. — (continued)
	Japan — (continued)
765,000	Fuji Photo Film Company, Limited (1)	$21,495,343	$22,537,850
2,000,000	Makita Corporation (1)	14,940,376	19,822,687
2,000,000	Wacoal Corporation (2)	16,446,807	16,531,030
1,000,000	Mitsubishi Securities Company, Limited (4)	7,279,769	11,366,220
2,500,000	Okumura Corporation (8)	10,670,713	10,206,865
615,000	Chofu Seisakusho Company, Limited (1)	10,291,599	9,255,058
850,000	Shoei Company, Limited (c)(7)	5,944,426	9,097,068
2,000,000	Aida Engineering, Limited (8)	13,038,988	6,674,244
2,000,000	Iino Kaiun Kaisha, Limited (16)	4,857,297	5,110,252
1,000,000	Nisshinbo Industries, Inc. (1)	4,271,416	4,992,044

		404,122,667	464,989,090

	Luxembourg (0.11%)
165,000	Tenaris SA ADR (3)	1,376,670	4,488,000

	Mexico (0.86%)
12,500,000	Industrias Peñoles, S.A. de C.V. (12)	27,205,398	35,405,950

	Netherlands (1.22%)
1,000,000	Heineken Holding NV (2)	29,876,775	31,062,924
315,000	OPG Groep NV (6)	7,677,057	11,273,340
400,000	Holdingmaatschappij de Telegraaf NV (10)	4,416,693	7,759,940

		41,970,525	50,096,204

	Singapore (0.46%)
1,850,000	Fraser & Neave Limited (2)	7,327,484	13,083,226
13,367,250	ComfortDelgro Corporation Limited (16)	3,215,399	5,956,371

		10,542,883	19,039,597

	South Africa (1.07%)
2,000,000	Gold Fields Limited (12)	7,102,817	28,574,329
1,000,000	Harmony Gold Mining Company Limited (12)	4,591,642	15,373,459

		11,694,459	43,947,788

	South Korea (2.80%)
300,000	Samsung Electronics Company, Limited Pfd. (15)	41,823,972	59,569,075
1,749,700	Daeduck Electronics Company, Limited (15)	12,678,288	16,114,685
33,750	Lotte Confectionery Company, Limited (2)	8,045,227	14,828,897
65,500	Nam Yang Dairy Products (c)(2)	14,805,002	14,334,178
601,250	Daeduck GDS Company, Limited (15)	3,188,400	6,401,141
7,750	Lotte Chilsung Beverage Company (2)	1,161,734	3,929,024

		81,702,623	115,177,000

______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS—(Continued)
October 31, 2003

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks — Non U.S. — (continued)
	Spain (2.25%)
3,500,000	Corporacion Financiera Alba SA (7)	$75,163,515	$92,789,193

	Switzerland (3.97%)
395,000	Kuehne & Nagel International AG (16)	12,705,337	42,912,342
18,750	Pargesa Holding AG (7)	37,271,141	42,699,545
105,000	Nestle SA (2)	21,444,828	23,049,354
45,000	Edipresse SA (c)(10)	12,726,976	18,983,798
41,500	Sika Finanz AG (9)	9,174,476	15,803,031
15,000	Lindt & Spruengli AG PC (2)	2,661,221	11,311,879
500	Lindt & Spruengli AG (2)	3,932,056	4,041,290
10,000	Société Générale d’Affichage (10)	2,094,287	4,442,619

		102,010,322	163,243,858

	Thailand (0.11%)
577,000	The Oriental Hotel Public Company Limited (1)	2,636,472	4,525,774

	United Kingdom (2.09%)
20,000,000	Enodis plc (a)(c)(8)	18,684,524	25,932,735
4,375,000	IMI plc (8)	16,704,937	25,694,383
700,000	Antofagasta Holdings plc (12)	1,822,782	12,309,574
3,850,000	Vodafone Group plc (15)	6,358,099	8,075,377
3,000,000	McBride plc (2)	7,569,080	5,669,608
3,000,000	Aggregate Industries plc (9)	2,887,551	4,449,244
145,000	Lonmin plc (12)	292,225	2,515,433
604,000	J.Z. Equity Partners plc (4)	1,058,241	1,305,281

		55,377,439	85,951,635

	Total Common and Preferred Stocks	2,037,359,586	2,779,580,093

Principal Amount

	Notes, Bonds and Convertible Bonds (15.00%)
	Gold—Linked Notes (2.63%)
$1,000,000	HSBC Gold–Linked Note 0% due 11/21/2003 (a)(b)(d)(e)(12)	1,000,000	1,297,600
1,000,000	HSBC Gold–Linked Note 0% due 12/29/2003 (a)(b)(d)(e)(12)	1,000,000	1,176,700
1,000,000	HSBC Gold–Linked Note 0% due 1/28/2004 (a)(b)(d)(e)(12)	1,000,000	1,116,500
750,000	HSBC Gold–Linked Note 0% due 2/26/2004 (a)(b)(d)(e)(12)	750,000	870,525
500,000	HSBC Gold–Linked Note 0% due 3/12/2004 (a)(b)(d)(e)(12)	500,000	556,450
500,000	HSBC Gold–Linked Note 0% due 3/15/2004 (a)(b)(d)(e)(12)	500,000	565,950
1,250,000	HSBC Gold–Linked Note 0% due 4/08/2004 (a)(b)(d)(e)(12)	1,250,000	1,556,250
2,000,000	HSBC Gold–Linked Note 0% due 4/30/2004 (a)(b)(d)(e)(12)	2,000,000	2,436,600
3,000,000	HSBC Gold–Linked Note 0% due 5/17/2004 (a)(b)(d)(e)(12)	3,000,000	3,435,300
650,000	HSBC Gold–Linked Note 0% due 5/28/2004 (a)(b)(d)(e)(12)	650,000	684,385

______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS—(Continued)
October 31, 2003

Principal Amount		Cost (Note 1)	Value (Note 1)

	Notes, Bonds and Convertible Bonds — (continued)
	Gold-Linked Notes — (continued)
$1,000,000	HSBC Gold-Linked Note 0% due 6/16/2004 (a)(b)(d)(e)(12)	$1,000,000	$1,082,500
2,000,000	HSBC Gold-Linked Note 0% due 6/21/2004 (a)(b)(d)(e)(12)	2,000,000	2,257,000
3,500,000	HSBC Gold-Linked Note 0% due 6/25/2004 (a)(b)(d)(e)(12)	3,500,000	3,786,300
1,000,000	HSBC Gold-Linked Note 0% due 6/25/2004 (a)(b)(d)(e)(12)	1,000,000	1,096,000
4,500,000	HSBC Gold-Linked Note 0% due 6/28/2004 (a)(b)(d)(e)(12)	4,500,000	4,968,450
1,000,000	HSBC Gold-Linked Note 0% due 6/30/2004 (a)(b)(d)(e)(12)	1,000,000	1,120,500
1,000,000	HSBC Gold-Linked Note 0% due 7/01/2004 (a)(b)(d)(e)(12)	1,000,000	1,136,200
1,000,000	HSBC Gold-Linked Note 0% due 7/14/2004 (a)(b)(d)(e)(12)	1,000,000	1,144,500
3,000,000	HSBC Gold-Linked Note 0% due 7/15/2004 (a)(b)(d)(e)(12)	3,000,000	3,455,700
5,240,000	HSBC Gold-Linked Note 0% due 7/19/2004 (a)(b)(d)(e)(12)	5,240,000	6,120,844
2,500,000	HSBC Gold-Linked Note 0% due 7/22/2004 (a)(b)(d)(e)(12)	2,500,000	2,864,250
2,400,000	HSBC Gold-Linked Note 0% due 7/22/2004 (a)(b)(d)(e)(12)	2,400,000	2,752,560
2,000,000	HSBC Gold-Linked Note 0% due 7/26/2004 (a)(b)(d)(e)(12)	2,000,000	2,354,400
1,000,000	HSBC Gold-Linked Note 0% due 7/26/2004 (a)(b)(d)(e)(12)	1,000,000	1,164,900
2,000,000	HSBC Gold-Linked Note 0% due 7/26/2004 (a)(b)(d)(e)(12)	2,000,000	2,327,000
1,100,000	HSBC Gold-Linked Note 0% due 7/26/2004 (a)(b)(d)(e)(12)	1,100,000	1,280,730
1,000,000	HSBC Gold-Linked Note 0% due 7/29/2004 (a)(b)(d)(e)(12)	1,000,000	1,126,300
1,500,000	HSBC Gold-Linked Note 0% due 8/02/2004 (a)(b)(d)(e)(12)	1,500,000	1,617,600
1,000,000	HSBC Gold-Linked Note 0% due 8/05/2004 (a)(b)(d)(e)(12)	1,000,000	1,084,800
1,000,000	HSBC Gold-Linked Note 0% due 8/06/2004 (a)(b)(d)(e)(12)	1,000,000	1,099,200
1,000,000	HSBC Gold-Linked Note 0% due 8/09/2004 (a)(b)(d)(e)(12)	1,000,000	1,128,500
1,000,000	HSBC Gold-Linked Note 0% due 8/11/2004 (a)(b)(d)(e)(12)	1,000,000	1,145,100
1,000,000	HSBC Gold-Linked Note 0% due 8/16/2004 (a)(b)(d)(e)(12)	1,000,000	1,127,500
1,000,000	HSBC Gold-Linked Note 0% due 10/29/2004 (a)(b)(d)(e)(12)	1,000,000	1,055,800
750,000	HSBC Gold-Linked Note 0% due 11/04/2004 (a)(b)(d)(e)(12)	750,000	743,025
1,500,000	UBS Gold-Linked Note 0% due 1/22/2004 (a)(b)(d)(e)(12)	1,500,000	1,685,675
2,000,000	UBS Gold-Linked Note 0% due 2/06/2004 (a)(b)(d)(e)(12)	2,000,000	2,147,222
2,000,000	UBS Gold-Linked Note 0% due 2/09/2004 (a)(b)(d)(e)(12)	2,000,000	2,137,016
2,000,000	UBS Gold-Linked Note 0% due 3/15/2004 (a)(b)(d)(e)(12)	2,000,000	2,249,149
2,000,000	UBS Gold-Linked Note 0% due 4/29/2004 (a)(b)(d)(e)(12)	2,000,000	2,517,734
1,750,000	UBS Gold-Linked Note 0% due 5/12/2004 (a)(b)(d)(e)(12)	1,750,000	2,149,547
2,500,000	UBS Gold-Linked Note 0% due 5/19/2004 (a)(b)(d)(e)(12)	2,500,000	2,923,669
3,000,000	UBS Gold-Linked Note 0% due 5/28/2004 (a)(b)(d)(e)(12)	3,000,000	3,330,447
5,000,000	UBS Gold-Linked Note 0% due 6/07/2004 (a)(b)(d)(e)(12)	5,000,000	5,217,432
4,700,000	UBS Gold-Linked Note 0% due 7/01/2004 (a)(b)(d)(e)(12)	4,700,000	5,101,188
1,500,000	UBS Gold-Linked Note 0% due 7/16/2004 (a)(b)(d)(e)(12)	1,500,000	1,688,642
1,000,000	UBS Gold-Linked Note 0% due 7/26/2004 (a)(b)(d)(e)(12)	1,000,000	1,166,536
2,000,000	UBS Gold-Linked Note 0% due 8/02/2004 (a)(b)(d)(e)(12)	2,000,000	2,332,040
2,000,000	UBS Gold-Linked Note 0% due 8/05/2004 (a)(b)(d)(e)(12)	2,000,000	2,198,709
3,000,000	UBS Gold-Linked Note 0% due 8/12/2004 (a)(b)(d)(e)(12)	3,000,000	3,238,273
1,000,000	UBS Gold-Linked Note 0% due 8/20/2004 (a)(b)(d)(e)(12)	1,000,000	1,128,793
1,000,000	UBS Gold-Linked Note 0% due 10/07/2004 (a)(b)(d)(e)(12)	1,000,000	1,007,555
1,000,000	UBS Gold-Linked Note 0% due 10/08/2004 (a)(b)(d)(e)(12)	1,000,000	984,722
1,000,000	UBS Gold-Linked Note 0% due 10/12/2004 (a)(b)(d)(e)(12)	1,000,000	995,459

______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS—(Continued)
October 31, 2003

Principal Amount		Cost (Note 1)	Value (Note 1)

	Notes, Bonds and Convertible Bonds — (continued)
$1,000,000	UBS Gold-Linked Note 0% due 10/22/2004 (a)(b)(d)(e)(12)	$1,000,000	$1,020,185

		96,090,000	107,955,912

	U.S. Treasury Notes (1.72%)
10,000,000	U.S. Treasury Zero Coupon Strip due 11/15/2007 (5)	7,885,847	8,907,160
35,106,240	U.S. Treasury Inflation Index Note 4¼% due 1/15/2010 (5)	37,425,858	40,923,484
14,371,980	U.S. Treasury Inflation Index Note 3% due 7/15/2012 (5)	15,562,436	15,732,274
5,000,000	U.S. Treasury Note 5 3/8% due 2/15/2031 (5)	4,708,428	5,168,555

		65,582,569	70,731,473

	U.S. Dollar Notes and Bonds (6.67%)
3,625,000	Dillard’s Inc. 6.43% due 8/01/2004 (14)	3,543,663	3,715,625
4,644,000	P.T. Pabrik Kertas Tjiwi-Kimia 10% due 8/01/2004 (a)(f)(11)	3,515,596	1,625,400
1,545,000	Hollinger International Publishing 8 5/8% due 3/15/2005 (10)	1,620,900	1,581,211
6,750,000	Blount International Inc. 7% due 6/15/2005 (8)	6,097,046	6,682,500
29,500,000	Blount International Inc. 13% due 8/01/2009 (8)	21,232,912	28,320,000
2,750,000	Westpoint Stevens Inc. 7 7/8% due 6/15/2005 (f)(1)	2,504,977	330,000
5,000,000	Tyco International Group SA 6 3/8% due 2/15/2006 (8)	4,473,744	5,318,750
20,500,000	Tyco International Group SA 6¾% due 2/15/2011 (8)	16,832,848	21,909,375
3,500,000	American Standard Companies Inc. 7 1/8% due 6/01/2006 (8)	3,184,531	4,327,325
4,910,000	American Standard Companies Inc. 8¼% due 6/01/2009 (8)	5,236,863	5,634,225
20,000,000	Lucent Technologies 7¼% due 7/15/2006 (15)	13,105,973	20,500,000
1,250,000	B&G Foods Inc. 9 5/8% due 8/01/2007 (14)	1,263,935	1,290,625
1,500,000	Penton Media Inc. 11 7/8% due 10/01/2007 (10)	1,115,813	1,477,500
5,500,000	Penton Media Inc. 10 3/8% due 6/15/2011 (10)	4,014,717	3,822,500
10,440,000	Columbus McKinnon Corporation 8½% due 4/01/2008 (8)	9,074,775	9,369,900
5,735,000	Columbus McKinnon Corporation 10% due 8/01/2010 (b)(8)	5,900,063	6,107,775
3,500,000	Computer Associates 6½% due 4/15/2008 (15)	2,950,504	3,766,896
15,000,000	Level 3 Communications, Inc. 9 1/8% due 5/01/2008 (15)	8,419,035	13,687,500
2,385,000	Longview Fibre Company 10% due 1/15/2009 (11)	2,455,730	2,706,975
4,500,000	Crescent Real Estate Equities Company 9¼% due 4/15/2009 (13)	4,555,000	4,882,500
13,500,000	GATX Corporation 8 7/8% due 6/01/2009 (4)	12,750,809	14,946,660
5,400,000	St. John Knits International Inc. 12½% due 7/01/2009 (1)	5,244,989	5,980,500
1,900,000	Sanmina-SCI Corporation 10 3/8% due 1/15/2010 (15)	1,898,858	2,251,500
1,250,000	Freeport McMoRan Copperand Gold, Inc. 10 1/8% due 2/01/2010 (12)	1,273,750	1,431,250
610,000	Ethyl Corporation 8 7/8% due 5/01/2010 (9)	646,600	637,450
4,000,000	Jostens, Inc. 12¾% due 5/01/2010 (1)	4,008,766	4,660,000
1,878,000	Flowserve Finance B.V. 12¼% due 8/15/2010 (8)	1,893,090	2,187,870
2,750,000	Monitronics International Inc. 11¾% due 9/01/2010 (b)(8)	2,748,580	2,825,625
6,900,000	Briggs & Stratton Corporation 8 7/8% due 3/15/2011 (1)	7,351,750	7,935,000
12,500,000	Steinway Musical Instruments 8¾% due 4/15/2011 (1)	12,604,494	13,031,250
1,500,000	Citizens Communications 9¼% due 5/15/2011 (15)	1,315,704	1,875,375
10,000,000	Texas Industries Inc. 10¼% due 6/15/2011 (b)(9)	10,437,500	11,200,000
4,500,000	Potlatch Corporation 10% due 7/15/2011 (11)	4,830,625	5,068,125
3,500,000	Toys ‘R’ Us , Inc. 7 5/8% due 8/01/2011 (14)	3,402,764	3,863,363
5,500,000	Greif Inc. 8 7/8% due 8/01/2012 (9)	5,482,652	6,022,500

______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS—(Continued)
October 31, 2003

Principal Amount		Cost (Note 1)	Value (Note 1)

	Notes, Bonds and Convertible Bonds – (continued)
	U.S. Dollar Notes and Bonds – (continued)
$ 1,000,000	The Manitowoc Company Inc. 10½% due 8/01/2012 (8)	$ 1,000,000	$ 1,140,000
6,000,000	Fimep SA 10½% due 2/15/2013 (8)	6,000,000	7,020,000
1,000,000	Winn-Dixie 8.181% due 9/01/2024 (2)	820,013	751,167
2,000,000	Legrand SA 8½% due 2/15/2025 (8)	1,953,988	2,110,000
4,200,000	Bausch and Lomb Inc. 7 1/8% due 8/01/2028 (6)	3,517,405	4,147,500
10,000,000	Bangkok Bank Public Company 9.025% due 3/15/2029 (b)(4)	6,076,250	11,081,480
5,500,000	Bergen Bank Floating Rate Perpetual Notes (1.3125% @ 10/31/2003) (4)	3,888,750	4,438,461
3,500,000	Den Norske Bank Floating Rate Perpetual Notes (1.40% @ 10/31/2003) (4)	2,610,000	2,687,646
3,170,000	Den Norske Bank Floating Rate Perpetual Notes (1.4375% @ 10/31/2003) (4)	2,059,625	2,376,980
10,000,000	Christiania Bank Floating Rate Perpetual Notes (1.4375% @ 10/31/2003) (4)	6,826,750	7,758,000

		231,742,337	274,484,284

	U.S. Dollar Convertible Bonds (1.09%)
1,279,000	Coeur d’Alene Mines Corporation 6 3/8% due 1/31/2004 (a)(12)	1,275,324	1,279,793
10,500,000	Interpublic Group Company 1.87% 6/01/2006 (10)	8,037,496	9,686,250
2,000,000	TriQuint Semiconductor Inc. 4% due 3/01/2007 (15)	1,572,574	1,835,000
15,000,000	SCI Systems Inc. 3% due 3/15/2007 (15)	9,803,252	13,950,000
12,000,000	Ivax Corporation 4½% due 5/15/2008 (6)	9,615,260	11,745,000
10,000,000	Time Warner Zero Coupon due 12/06/2019 (10)	5,339,138	6,262,500
2,500,000	Medya International Limited 10% due 6/28/2049 (a)(e)(f)(10)	2,482,264	25,000

		38,125,308	44,783,543

	Non U.S. Dollar Notes and Bonds (2.77%)
CAD 8,500,000	Shaw Communications Inc. 7.4% due 10/17/2007 (10)	5,195,204	6,688,472
EUR 7,500,000	Sola International Inc. 11% due 3/15/2008 (6)	6,774,427	9,728,880
EUR 5,000,000	Koninklijke Ahold NV 5 7/8% due 5/09/2008 (14)	3,982,731	5,819,955
GBP 11,000,000	EMI Group plc 8¾% due 5/20/2008 (10)	16,444,996	19,311,959
EUR 1,500,000	EMI Group plc 8 5/8% due 10/15/2013 (10)	1,733,805	1,796,330
EUR 2,500,000	News and Media Limited 5¾% due 5/17/2009 (10)	2,618,902	2,719,645
EUR 13,962,390	Republic of France O.A.T. 3% due 7/25/2009 (5)	11,916,412	17,323,958
EUR 3,750,000	Prosieben Media 11¼% due 7/31/2009 (10)	3,495,816	5,038,170
EUR 1,000,000	Vivendi Universal SA 9½% due 4/15/2010 (b)(10)	1,062,939	1,361,901
EUR 6,240,000	Flowserve Finance B.V. 12¼% due 8/15/2010 (8)	6,213,001	8,238,972
ZAR 50,000,000	Republic of South Africa 13% due 8/31/2010 (5)	4,594,230	8,753,227
EUR 8,500,000	The Manitowoc Company, Inc. 10 3/8% due 5/15/2011 (8)	8,829,634	10,632,276
GBP 5,875,000	Enodis plc 10 3/8% due 4/15/2012 (8)	9,158,945	10,953,614
EUR 4,000,000	Fimep SA 11% due 2/15/2013 (8)	4,582,369	5,501,450

		86,603,411	113,868,809

	Non U.S. Dollar Convertible Bonds (0.12%)
EUR 1,000,000	Aegis Group plc 2% due 5/15/2006 (10)	885,406	1,174,125
CAD 1,600,000	Noranda Inc. 5% due 4/30/2007 (12)	1,123,290	1,155,859
NZD 3,500,000	Evergreen Forest Limited 0% due 3/19/2009 (a)(b)(11)	1,871,556	2,637,028

		3,880,252	4,967,012

	Total Notes, Bonds and Convertible Bonds	522,023,877	616,791,033

______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS—(Continued)
October 31, 2003

Principal Amount		Cost (Note 1)		Value (Note 1)

	Short-Term Investments (15.97%)
$25,000,000	Toyota Motor Credit Corporation 1.00% due 11/03/2003	$24,998,611		$24,998,611
25,000,000	Toyota Motor Credit Corporation 1.03% due 11/03/2003	24,997,854		24,997,854
17,217,000	Toyota Motor Credit Corporation 1.02% due 11/03/2003	17,216,024		17,216,024
10,000,000	Toyota Motor Credit Corporation 0.90% due 11/03/2003	9,999,250		9,999,250
6,667,000	Toyota Motor Credit Corporation 1.00% due 11/05/2003	6,666,259		6,666,259
20,109,000	Diageo Capital plc 1.03% due 11/03/2003	20,107,849		20,107,849
12,500,000	Diageo Capital plc 1.00% due 11/06/2003	12,498,264		12,498,264
28,974,000	Diageo Capital plc 1.01% due 11/10/2003	28,966,684		28,966,684
12,500,000	The Coca-Cola Company 1.00% due 11/03/2003	12,499,306		12,499,306
19,329,000	The Coca-Cola Company 1.00% due 11/05/2003	19,326,852		19,326,852
3,535,000	Caterpillar Financial Services Corporation 1.01% due 11/03/2003	3,534,802		3,534,802
29,470,000	General Electric Company 0.97% due 11/04/2003	29,467,618		29,467,618
25,000,000	General Electric Company 1.01% due 11/21/2003	24,985,972		24,985,972
25,000,000	UBS Finance 1.02% due 11/04/2003	24,997,875		24,997,875
25,882,000	UBS Finance 1.02% due 11/06/2003	25,878,333		25,878,333
25,000,000	UBS Finance 1.01% due 11/12/2003	24,992,285		24,992,285
22,000,000	Wal-Mart Stores, Inc. 0.97% due 11/04/2003	21,998,222		21,998,222
14,071,000	Wal-Mart Stores, Inc. 1.00% due 11/04/2003	14,069,827		14,069,827
20,250,000	Wal-Mart Stores, Inc. 0.97% due 11/12/2003	20,243,998		20,243,998
26,229,000	Wal-Mart Stores, Inc. 0.99% due 11/13/2003	26,220,344		26,220,344
37,871,000	Wal-Mart Stores, Inc. 0.98% due 11/13/2003	37,858,629		37,858,629
20,255,000	General Motors Acceptance Corporation 1.21% due 11/04/2003	20,252,958		20,252,958
25,000,000	General Motors Acceptance Corporation 0.97% due 11/14/2003	24,991,243		24,991,243
25,000,000	General Motors Acceptance Corporation 0.87% due 11/18/2003	24,989,729		24,989,729
23,750,000	General Motors Acceptance Corporation 1.24% due 11/24/2003	23,731,185		23,731,185
49,359,000	Exxon Project Investment Corporation 0.98% due 11/07/2003	49,350,938		49,350,938
30,000,000	Exxon Project Investment Corporation 0.97% due 11/20/2003	29,984,642		29,984,642
27,102,000	Pearson Holdings Inc. 1.10% due 11/14/2003	27,091,234		27,091,234
25,000,000	GE Capital Corporation 1.01% due 11/21/2003	24,985,972		24,985,972

	Total Short-Term Investments	656,902,759		656,902,759

	Total Investments (98.54%)	$3,216,286,222	*	4,053,273,885	**

	Other assets in excess of liabilities (1.46%)			60,041,749	***

	Net assets (100.00%)			$4,113,315,634

______________

*	At October 31, 2003, the cost of investments for federal income tax purposes was $3,255,501,966.
**	Gross unrealized appreciation and depreciation of securities at October 31, 2003 were $838,712,371 and $40,940,452, respectively (net appreciation was $797,771,919).
***	See Note 2 of Notes to Financial Statements.

______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS—(Continued)
October 31, 2003

Foreign Currencies	Sector/Industry Classifications

CAD — Canadian dollar	(1) Consumer Discretionary	(10) Media
EUR — euro	(2) Consumer Staples	(11) Paper and Forest Products
GBP — pound sterling	(3) Energy	(12) Precious Metals
NZD — New Zealand dollar	(4) Financials	(13) Real Estate
ZAR — South African rand	(5) Government Bonds	(14) Retail
	(6) Health Care	(15) Technology
	(7) Holding Companies	(16) Transportation
(8) Industrials
(9) Materials

______________

(a)	Non-income producing security.
(b)

All or a portion of this security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

(c)

Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the year ended October 31, 2003.

	Purchases		Sales		Realized Gain	Dividend Income

Affiliate	Shares	Cost	Shares	Cost

Allen Organ Company, Class ‘B’	5,750	$223,244	—	—	—	$106,855
CalEnergy Capital Trust 6 ½% Conv. Pfd.	—	—	—	—	—	1,023,750
Capital Properties New Zealand Limited 8 ½% exchangeable preference shares	—	—	—	—	—	187,671
City e-Solutions Limited	—	—	—	—	—	55,136
East Texas Financial Services, Inc.	—	—	—	—	—	22,950
Edipresse SA	10,750	3,709,251	—	—	—	99,381
Enodis plc	10,000,000	5,876,835	—	—	—	—
Greif Inc., Class ‘A’	140,000	2,619,703	160,000	$3,429,718	$1,289,027	86,100
Hornbach Holding AG Pfd.	25,920	1,016,855	—	—	—	399,689
Mills Music Trust	—	—	—	—	—	141,648
Nam Yang Dairy Products	—	—	—	—	—	38,813
News and Media NZ Limited exchangeable preference shares †	3,150,000	—	—	—	—	763,755
NSC Groupe	—	—	—	—	—	123,648
Rayonier Inc. ‡	990,000	2,093,682	—	—	—	2,845,125
Robertet SA C.I.	—	—	—	—	—	56,876
Sabeton SA	—	—	—	—	—	50,154
Shaw Brothers (Hong Kong) Limited	—	—	—	—	—	693,984
Shoei Company, Limited ±	150,000	109,623	—	—	—	74,264
Societe Sucriere de Pithiviers-le-Vieil	—	—	—	—	—	400,769
Taittinger C.I.	—	—	—	—	—	125,194
UniFirst Corporation	292,000	5,013,296	—	—	—	76,800

†	2 for 1 stock split, received 3,150,000 (ex-date May 26, 2003)
‡	3 for 2 stock split, received 937,000 shares (ex-date June 13, 2003)
±	6 for 5 stock split, received 140,000 shares (ex-date June 25, 2003)
(d)	Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(e)	Security for which there are less than three market makers.
(f)	In default as to principal and interest.

______________

See Notes to Financial Statements.

FUND OVERVIEW

FIRST EAGLE OVERSEAS FUND	Data as of October 31, 2003

THE INVESTMENT STYLE

The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. Management’s research-driven process seeks to minimize risk by focusing on undervalued securities.

ASSET ALLOCATION

U.S. Dollar Cash and Equivalents 19.81%
Foreign Stocks 68.34%		Foreign Currency Bonds 4.97% U.S. Dollar Bonds 0.68%
	U.S. Stocks 3.79%	Gold-Linked Notes 2.41%

TOP 5 COUNTRIES

France	15.41%
Japan	14.41%
Switzerland	6.53%
United Kingdom	4.93%
Germany	4.74%

The Fund’s portfolio composition is subject to change at any time.

AVERAGE ANNUAL RETURNS

	ONE-YEAR	FIVE-YEARS	TEN-YEARS
First Eagle Overseas Fund (A Shares)
without sales load	42.96%	17.98%	12.85%
with sales load	35.81%	17.09%	12.42%
MSCI EAFE Index	27.03%	(0.22%)	3.23%
Consumer Price Index	2.04%	2.45%	2.42%

GROWTH OF A $10,000 INITIAL INVESTMENT

First Eagle Overseas Fund
MSCI EAFE Index
Consumer Price Index
$35,000 30,000 25,000 20,000 15,000 10,000 5,000 0		$32,370 $13,745 $12,697
10/93 10/94 10/95 10/96 10/97 10/98 10/99 10/00 10/01 10/02 10/03

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses. The average annual returns for Class A Shares give effect to the deduction of the maximum sales load of 3.75% for periods prior to March 1, 2000 and of 5.00% thereafter. The MSCI EAFE Index is a total return index, reported in U.S. dollars, based on share prices and reinvested net dividends of approximately 1,100 companies from 21 countries. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

TOP 10 HOLDINGS

Freeport McMoran Copper & Gold, Inc. (CS & Pfd.) (U.S. mining company)	2.48%
Wendel Investissement (French holding company)	2.06%
Shimano Inc. (Japanese manufacturer of bicycle parts)	1.88%
Corporacion Financiera Alba SA (European holding company with stakes in retail, telecom, construction and media)	1.76%
Vivendi Universal SA (CS & Bonds) (French media company)	1.72%
Secom Company, Limited (Japanese security services company)	1.58%
HSBC Gold-Linked Notes (U.S. structured notes)	1.53%
Samsung Electronics Company, Limited Pfd. (South Korean electronics company)	1.43%
Eurazeo (French holding company)	1.36%
Kuehne & Nagel International AG (Swiss freight company)	1.32%

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS
October 31, 2003

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks (72.13%)
	Argentina (0.14%)
415,000	Cresud S.A.C.I.F. y A. ADR (a)(2)	$2,721,479	$5,390,850

	Australia and New Zealand (1.72%)
25,000,000	Carter Holt Harvey Limited (11)	24,580,976	28,024,163
6,075,000	Spotless Group Limited (8)	14,840,690	22,102,171
3,694,687	News and Media NZ Limited exchangeable preference shares (10)	9,483,405	9,505,358
5,000,000	Capital Properties New Zealand Limited 8 ½% exchangeable preference shares (13)	3,415,671	3,092,915
5,500,000	Evergreen Forests Limited (a)(11)	1,633,003	1,751,893
5,750,000	Tasman Farms (a)(c)(2)	1,054,354	1,267,979

		55,008,099	65,744,479

	Austria (1.50%)
665,000	Flughafen Wien AG (16)	22,346,428	27,003,317
125,000	Brau-Union AG (2)	4,752,376	18,270,605
85,000	BBAG Oesterreichische Brau-Beteiligungs AG (2)	3,153,396	12,108,981

		30,252,200	57,382,903

	Belgium (1.40%)
1,226,892	Deceuninck (c)(1)	22,154,520	32,682,685
75,000	Electrabel SA (17)	20,876,229	20,665,184

		43,030,749	53,347,869

	Canada (2.61%)
1,115,000	EnCana Corporation (3)	30,732,082	38,322,550
1,000,000	Aber Diamond Corporation (a)(9)	23,581,255	31,588,927
1,350,000	InterTAN, Inc. (a)(c)(14)	9,498,463	14,202,000
1,500,000	IAMGOLD Corporation (12)	4,433,304	11,262,799
75,000	Canadian Pacific Railway Limited (16)	594,538	2,099,250
500,000	Norske Skog Canada Limited (a)(11)	1,751,403	1,384,149
35,000	Fairmont Hotels & Resorts Inc. (1)	311,230	900,900

		70,902,275	99,760,575

	Chile (0.44%)
1,885,000	Quinenco SA ADR (a)(8)	11,290,897	16,682,250

	China (0.95%)
1,000,000	PetroChina Company, Limited ADR (3)	24,761,782	36,400,000

	Commonwealth of Independent States (0.16%)
352,296	Firebird Fund, L.P. (a)(b)(e)(7)	353,178	3,833,720
4,921	Firebird Republic Fund, Ltd. Class ‘A’ (a)(b)(e)(7)	719,082	1,339,005
9,000	Baltic Republic Fund (a)(b)(e)(7)	185,750	401,400
100,000	First NIS Regional Fund SICAF (a)(b)(7)	1,000,000	368,000

		2,258,010	5,942,125

______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS—(Continued)
October 31, 2003

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks — (continued)
	Denmark (0.41%)
375,000	Carlsberg A/S, ‘B’(2)	$13,703,023	$15,513,494

	France (13.72%)
2,185,000	Wendel Investissement (7)	51,996,841	78,830,277
815,000	Eurazeo (7)	40,711,087	51,774,725
925,000	Essilor International (6)	38,014,183	44,331,842
1,365,000	Remy Cointreau SA (2)	39,830,625	42,685,461
2,000,000	Vivendi Universal SA (a)(10)	30,772,305	41,857,348
1,265,000	Sodexho Alliance (1)	35,266,419	32,965,268
595,000	Société BIC SA (8)	22,916,293	24,546,775
38,750	Société Sucrière de Pithiviers-le Vieil (c)(2)	15,309,438	23,046,008
145,000	Galeries Lafayette SA (14)	16,093,042	20,790,848
184,013	Robertet SA (2)	12,887,588	20,353,328
51,500	Robertet SA C.I. (c)(2)	2,151,628	3,563,926
255,000	Société du Louvre Reg D (1)	13,775,247	19,182,398
500,000	Carbone Lorraine SA (8)(b)	13,589,334	18,589,110
375,000	Neopost (8)	11,394,464	18,550,021
1,500,000	Elior SA (1)	9,493,330	12,560,679
120,000	Société Foncière Financière et de Participations (7)	12,561,375	12,480,763
311,101	Laurent-Perrier (c)(2)	9,539,451	10,813,119
335,000	Legris Industries SA (8)	7,208,908	9,505,927
154,347	Gaumont SA (a)(10)	7,073,144	7,436,611
60,000	Sagem SA (15)	2,093,090	6,101,398
84,339	Club Mediterranee SA (a)(1)	4,656,631	5,958,567
113,500	Crométal SA (c)(8)	4,799,237	3,930,525
1,350,000	FINEL (a)(b)(c)(e)(11)	2,277,010	3,080,233
22,500	Taittinger C.I. (c)(1)	1,245,891	2,999,449
25,700	NSC Groupe (8)	4,307,997	2,339,587
57,750	Conflandey (a)(c)(8)	1,892,773	1,471,493
1,000	Société Vermandoise de Sucreries (2)	854,846	1,250,856
100,000	Sabeton SA (7)	1,463,143	1,239,274
29,051	Financière Marc de Lacharriere SA (7)	821,048	827,377
8,361	Didot-Bottin (7)	724,752	798,906
17,000	Société Francaise des Papiers Peints (a)(c)(1)	779,335	208,511

		416,500,455	524,070,610

	Germany (4.55%)
1,075,000	Merck KGaA (6)	26,864,695	37,974,483
140,500	Bertelsmann AG D.R.C (10)	31,678,271	31,975,875
344,122	Hornbach Holding AG Pfd. (c)(14)	16,757,608	23,256,099
1,350,000	Suedzucker AG (2)	21,962,892	22,796,851
415,000	Vossloh AG (16)	8,472,134	19,202,087

______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS—(Continued)
October 31, 2003

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks — (continued)
	Germany — (continued)
247,288	Axel Springer Verlag AG (10)	$12,763,475	$17,614,151
375,000	Pfeiffer Vacuum Technical (8)	10,421,073	12,421,695
355,000	Bayer AG (9)	4,809,534	8,465,805

		133,729,682	173,707,046

	Hong Kong (1.33%)
19,631,500	Shaw Brothers (Hong Kong) Limited (10)	18,772,277	21,990,273
7,000,000	Hopewell Holdings Limited (13)	7,734,086	11,626,410
1,408,000	Guoco Group Limited (7)	9,877,170	9,925,323
3,850,000	Cafe de Coral Holdings Limited (1)	1,440,455	3,469,898
10,000,000	Lerado Group Holding Company Limited (1)	1,533,725	1,789,669
11,250,000	City e-Solutions Limited (1)	336,425	1,303,626
12,000,000	China-Hong Kong Photo Products Holdings Limited (1)	949,952	787,969

		40,644,090	50,893,168

	India (0.00%)
10,000	The Spartek Emerging Opportunities of India Fund (a)(b)(e)(7)	1,035,000	10,898

	Ireland (0.39%)
4,000,000	Independent News & Media (c)(10)	7,326,981	8,709,664
18,000,000	Waterford Wedgewood plc (1)	7,414,575	6,045,804

		14,741,556	14,755,468

	Israel (0.00%)
70,000	Super-Sol (14)	129,090	155,019

	Italy (1.55%)
615,000	Italmobiliare S.p.A. RNC (9)	12,960,640	18,013,890
2,500,000	Italcementi S.p.A. RNC (9)	13,095,377	18,010,010
3,750,000	Gewiss S.p.A (8)	12,204,029	15,505,403
1,000,000	Caltagirone Editore S.p.A. (10)	5,622,170	7,644,120

		43,882,216	59,173,423

	Japan (14.41%)
3,765,000	Shimano Inc. (1)	57,788,248	71,893,612
1,545,000	Secom Company, Limited (8)	54,940,329	60,409,184
985,000	Ono Pharmaceutical Company, Limited (6)	33,797,816	34,214,140
4,125,000	Mitsui Sumitomo Insurance Company, Limited (4)	20,535,356	33,982,723
7,000,000	NIPPONKOA Insurance Company, Limited (4)	25,724,545	33,734,940
2,500,000	Toho Company, Limited (10)	26,061,443	30,779,723
7,700,000	Aioi Insurance Company, Limited (4)	20,420,024	28,706,524
355,000	Nintendo Limited (15)	26,522,508	27,405,774
765,000	Fuji Photo Film Company, Limited (1)	22,114,809	22,537,850

______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS—(Continued)
October 31, 2003

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks—(continued)
	Japan—(continued)
145,000	Nippon Television Network Corporation (10)	$19,716,372	$20,977,040
1,275,000	Daiichi Pharmaceutical Corporation (6)	19,731,753	19,477,154
1,575,000	Makita Corporation (1)	11,808,791	15,610,366
1,725,000	Wacoal Corporation (2)	13,896,034	14,258,013
1,125,000	T. Hasegawa Company, Limited (2)	12,402,160	13,451,921
599,990	Mandom Corporation (2)	8,309,296	11,647,908
757,200	Chofu Seisakusho Company, Limited (1)	10,851,601	11,395,008
575,000	Shimachu Company Limited (14)	12,023,986	11,241,191
3,150,500	Aida Engineering, Limited (8)	11,184,155	10,513,603
925,000	Shoei Company, Limited (c)(7)	7,663,578	9,899,750
358,500	SK Kaken Company Limited (8)	5,261,547	8,801,546
2,000,000	Okumura Corporation (8)	8,273,866	8,165,492
974,730	Sotoh Company, Limited (c)(1)	7,669,935	7,888,245
955,400	Tachi-S Company, Limited (1)	8,141,244	7,792,624
415,000	Aderans Company (2)	7,895,013	7,547,170
465,000	Nitto Kohki Company, Limited (8)	5,952,952	7,107,661
100,000	ASAHI Broadcasting Corporation (10)	6,141,481	6,046,829
500,000	Mitsubishi Securities Company, Limited (4)	3,239,564	5,683,110
565,300	Yomeishu Seizo Company, Limited (2)	3,640,899	3,978,561
1,000,000	Iino Kaiun Kaisha, Limited (16)	2,094,108	2,555,126
325,000	Sonton Food Industry Company, Limited (2)	3,298,777	2,458,741

		477,102,190	550,161,529

	Luxembourg (0.59%)
825,000	Tenaris SA ADR (3)	17,820,468	22,440,000

	Mexico (0.91%)
12,000,000	Industrias Peñoles, S.A. de C.V. (12)	23,144,651	33,989,712
500,000	Grupo Industrial Saltillo, S.A. de C.V. (8)	1,469,358	802,157

		24,614,009	34,791,869

	Netherlands (3.46%)
1,225,000	Heineken Holding NV (2)	36,848,675	38,052,082
1,500,000	Randstad Holding NV (8)	13,268,903	28,404,855
755,512	Koninklijke Grolsch NV (2)	16,930,496	19,968,276
825,000	Holdingmaatschappij de Telegraaf NV (10)	14,452,839	16,004,876
825,000	United Services Group NV (8)	10,173,486	14,953,810
235,000	OPG Groep NV (6)	5,860,389	8,410,269
178,200	Hal Trust NV (7)	4,380,065	4,478,690
225,000	Wegener NV (a)(10)	1,363,301	1,824,165

		103,278,154	132,097,023

______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS—(Continued)
October 31, 2003

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks3/4(continued)
	Singapore (1.22%)
6,502,000	Haw Par Corporation Limited (8)	$13,586,058	$16,374,161
1,694,500	Fraser & Neave Limited (2)	8,206,781	11,983,527
25,000,000	Del Monte Pacific Limited (2)	5,997,158	7,474,486
5,000,000	Singapore Airport Terminal (16)	5,820,172	6,439,557
9,999,625	ComfortDelgro Corporation Limited (16)	3,266,541	4,455,777

		36,876,710	46,727,508

	South Africa (0.95%)
2,000,000	Gold Fields Limited ADR (12)	24,328,890	28,640,000
500,000	Harmony Gold Mining Limited ADR (12)	7,494,185	7,560,000

		31,823,075	36,200,000

	South Korea (3.32%)
275,000	Samsung Electronics Company, Limited Pfd. (15)	38,700,267	54,604,985
2,025,155	Daeduck Electronics Company, Limited (15)	15,726,340	18,651,617
90,000	Amorepacific Corporation (2)	12,058,108	12,357,415
27,750	Lotte Confectionery Company, Limited (2)	8,487,720	12,192,649
400,000	KT&G Corporation (2)	6,921,990	7,705,957
519,750	Daeduck GDS Company, Limited (15)	2,689,780	5,533,460
22,950	Nam Yang Dairy Products (2)	4,912,653	5,022,434
28,850	Nam Yang Dairy Products Pfd. (2)	479,094	1,981,837
600,000	Fursys Incorporated (8)	2,265,593	4,091,255
1,000,000	Dong Ah Tire & Rubber Company, Limited (1)	4,376,945	2,931,981
1,250,000	Nexans Korea Limited (8)	1,527,481	1,520,913

		98,145,971	126,594,503

	Spain and Portugal (2.05%)
2,534,762	Corporacion Financiera Alba SA (7)	54,182,431	67,199,577
1,125,000	Energía e Industrias Aragonesas EIA, SA (a)(9)	5,323,726	7,023,035
250,000	Espírito Santo Financial Group SA ADR (a)(4)	4,032,876	4,230,000

		63,539,033	78,452,612

	Sweden (0.17%)
175,000	Cardo AB (8)	3,100,909	4,015,245
1,075,000	Gorthon Lines AB `B' (c)(16)	3,121,113	2,603,536

		6,222,022	6,618,781

	Switzerland (6.53%)
465,000	Kuehne & Nagel International AG (16)	23,658,946	50,517,061
20,925	Pargesa Holding AG (7)	41,462,176	47,652,692
3,618	Lindt & Spruengli AG (2)	25,283,517	29,242,776
5,625	Lindt & Spruengli AG PC (2)	2,349,020	4,241,955
115,000	Nestle SA (2)	23,598,427	25,244,531

______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS—(Continued)
October 31, 2003

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks — (continued)

	Switzerland — (continued)
85,000	Schindler Holding PC (a)(8)	$17,431,202	$19,039,797
9,292	Metall Zug PC AG (c)(1)	11,574,872	17,240,812
143	Metall Zug AG (1)	1,645,017	2,023,333
57,500	Sulzer AG (8)	8,048,524	13,631,188
23,500	Sika Finanz AG (9)	5,018,182	8,948,705
20,203	Edipresse SA (10)	4,438,032	8,522,881
100,000	UBS AG (4	4,008,205	6,122,601
13,750	Société Générale d’Affichage (10)	5,201,479	6,108,602
7,000	Hilti AG (e)(8)	4,485,845	4,703,950
18,000	PubliGroupe SA (a)(10)	2,806,135	4,475,472
5,984	Schindler Holding AG (a)(8)	1,452,891	1,505,717

		182,462,470	249,222,073

	Thailand (0.05%)
250,000	The Oriental Hotel Public Company Limited (1)	1,152,073	1,960,907

	United Kingdom (3.58%)
20,000,000	Aggregate Industries plc (9)	24,414,280	29,661,625
3,950,000	Millennium & Copthorne Hotel plc (1)	13,127,007	22,763,179
2,350,000	Spirax-Sarco Engineering plc (8)	14,073,093	22,026,723
15,000,000	Enodis plc (a)(8)	12,836,287	19,449,551
2,325,000	IMI plc (8)	8,432,323	13,654,729
5,000,000	McBride plc (2)	6,379,400	9,449,346
3,146,000	J.Z. Equity Partners plc (4)	5,873,374	6,798,699
2,750,000	Vodafone Group plc (15)	4,541,499	5,768,127
100,000	Antofagasta Holdings plc (12)	274,913	1,758,511
70,000	Amdocs Limited (a)(15)	36,214	1,502,200
500,000	EMI Group Limited plc (10)	1,238,186	1,485,199
5,000	M.J. Whitman Global Value L.P. (a)(b)(e)(7)	500,000	992,694
315,000	Trans-Siberian Gold Limited (a)(b)(e)(12)	750,000	854,255
12,000,000	Royal Doulton plc (a)(1)	5,011,759	610,182

		97,888,335	136,775,020

	United States (3.79%)
2,000,000	Freeport McMoRan Copper & Gold Inc., Class ‘B’ (12)	31,810,522	77,500,000
425,000	Freeport McMoRan Copper & Gold Inc., Pfd. Series ‘C’ (d)(12)	7,554,601	17,212,500
1,085,000	Newmont Mining Corporation Holding Company (12)	25,094,933	47,501,300
131,315	Security Capital European Realty (a)(e)(13)	2,626,300	2,445,085

		67,086,356	144,658,885

	Miscellaneous (0.23%)
575,000	Banco Latinoamericano de Exportaciones SA ADR (a)(4)	5,798,822	8,625,000

	Total Common and Preferred Stocks	2,118,400,291	2,754,255,887

______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS—(Continued)
October 31, 2003

Principal Amount		Cost (Note 1)	Value (Note 1)

	Notes, Bonds and Convertible Bonds (8.06%)
	Gold-Linked Notes (2.41%)
$1,000,000	HSBC Gold-Linked Note 0% due 11/21/2003 (a)(b)(d)(e)(12)	$1,000,000	$1,297,600
1,000,000	HSBC Gold-Linked Note 0% due 1/28/2004 (a)(b)(d)(e)(12)	1,000,000	1,116,500
1,000,000	HSBC Gold-Linked Note 0% due 2/10/2004 (a)(b)(d)(e)(12)	1,000,000	1,051,600
750,000	HSBC Gold-Linked Note 0% due 2/26/2004 (a)(b)(d)(e)(12)	750,000	870,525
500,000	HSBC Gold-Linked Note 0% due 3/04/2004 (a)(b)(d)(e)(12)	500,000	561,650
250,000	HSBC Gold-Linked Note 0% due 3/12/2004 (a)(b)(d)(e)(12)	250,000	278,225
500,000	HSBC Gold-Linked Note 0% due 3/15/2004 (a)(b)(d)(e)(12)	500,000	565,950
1,000,000	HSBC Gold-Linked Note 0% due 3/26/2004 (a)(b)(d)(e)(12)	1,000,000	1,205,900
1,000,000	HSBC Gold-Linked Note 0% due 4/13/2004 (a)(b)(d)(e)(12)	1,000,000	1,257,300
1,000,000	HSBC Gold-Linked-Noté 0% due 4/13/2004 (a)(b)(d)(e)(12)	1,000,000	1,264,200
1,000,000	HSBC Gold-Linked Note 0% due 4/30/2004 (a)(b)(d)(e)(12)	1,000,000	1,218,300
1,000,000	HSBC Gold-Linked Note 0% due 5/07/2004 (a)(b)(d)(e)(12)	1,000,000	1,172,900
1,500,000	HSBC Gold-Linked Note 0% due 5/17/2004 (a)(b)(d)(e)(12)	1,500,000	1,717,650
200,000	HSBC Gold-Linked Note 0% due 6/04/2004 (a)(b)(d)(e)(12)	200,000	219,140
1,000,000	HSBC Gold-Linked Note 0% due 6/16/2004 (a)(b)(d)(e)(12)	1,000,000	1,082,500
5,800,000	HSBC Gold-Linked Note 0% due 6/21/2004 (a)(b)(d)(e)(12)	5,800,000	6,545,300
3,500,000	HSBC Gold-Linked Note 0% due 6/25/2004 (a)(b)(d)(e)(12)	3,500,000	3,786,300
1,000,000	HSBC Gold-Linked Note 0% due 6/25/2004 (a)(b)(d)(e)(12)	1,000,000	1,096,000
3,500,000	HSBC Gold-Linked Note 0% due 6/28/2004 (a)(b)(d)(e)(12)	3,500,000	3,864,350
1,000,000	HSBC Gold-Linked Note 0% due 7/01/2004 (a)(b)(d)(e)(12)	1,000,000	1,136,200
1,000,000	HSBC Gold-Linked Note 0% due 7/14/2004 (a)(b)(d)(e)(12)	1,000,000	1,144,500
4,000,000	HSBC Gold-Linked Note 0% due 7/15/2004 (a)(b)(d)(e)(12)	4,000,000	4,607,600
1,800,000	HSBC Gold-Linked Note 0% due 7/19/2004 (a)(b)(d)(e)(12)	1,800,000	2,102,580
1,000,000	HSBC Gold-Linked Note 0% due 7/22/2004 (a)(b)(d)(e)(12)	1,000,000	1,145,700
1,000,000	HSBC Gold-Linked Note 0% due 7/22/2004 (a)(b)(d)(e)(12)	1,000,000	1,146,900
1,000,000	HSBC Gold-Linked Note 0% due 7/26/2004 (a)(b)(d)(e)(12)	1,000,000	1,177,200
1,000,000	HSBC Gold-Linked Note 0% due 7/26/2004 (a)(b)(d)(e)(12)	1,000,000	1,164,900
2,200,000	HSBC Gold-Linked Note 0% due 7/26/2004 (a)(b)(d)(e)(12)	2,200,000	2,561,460
1,000,000	HSBC Gold-Linked Note 0% due 7/29/2004 (a)(b)(d)(e)(12)	1,000,000	1,126,300
1,000,000	HSBC Gold-Linked Note 0% due 8/06/2004 (a)(b)(d)(e)(12)	1,000,000	1,099,200
1,000,000	HSBC Gold-Linked Note 0% due 8/09/2004 (a)(b)(d)(e)(12)	1,000,000	1,128,500
1,000,000	HSBC Gold-Linked Note 0% due 8/11/2004 (a)(b)(d)(e)(12)	1,000,000	1,145,100
1,000,000	HSBC Gold-Linked Note 0% due 8/16/2004 (a)(b)(d)(e)(12)	1,000,000	1,127,500
500,000	HSBC Gold-Linked Note 0% due 9/06/2004 (a)(b)(d)(e)(12)	500,000	512,850
500,000	HSBC Gold-Linked Note 0% due 9/14/2004 (a)(b)(d)(e)(12)	500,000	513,050
250,000	HSBC Gold-Linked Note 0% due 9/20/2004 (a)(b)(d)(e)(12)	250,000	254,400
1,000,000	HSBC Gold-Linked Note 0% due 10/07/2004 (a)(b)(d)(e)(12)	1,000,000	982,700
1,000,000	HSBC Gold-Linked Note 0% due 10/12/2004 (a)(b)(d)(e)(12)	1,000,000	997,100
1,000,000	HSBC Gold-Linked Note 0% due 10/12/2004 (a)(b)(d)(e)(12)	1,000,000	1,025,100
500,000	HSBC Gold-Linked Note 0% due 10/13/2004 (a)(b)(d)(e)(12)	500,000	520,400
1,000,000	HSBC Gold-Linked Note 0% due 10/29/2004 (a)(b)(d)(e)(12)	1,000,000	1,055,800
750,000	HSBC Gold-Linked Note 0% due 11/04/2004 (a)(b)(d)(e)(12)	750,000	743,025
1,000,000	UBS Gold-Linked Note 0% due 1/22/2004 (a)(b)(d)(e)(12)	1,000,000	1,123,783

______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS—(Continued)
October 31, 2003

Principal Amount			Cost (Note 1)	Value (Note 1)

		Notes, Bonds and Convertible Bonds — (continued)

		Gold—Linked Notes — (continued)
	$1,000,000	UBS Gold-Linked Note 0% due 2/06/2004 (a)(b)(d)(e)(12)	$1,000,000	$1,073,611
	1,000,000	UBS Gold-Linked Note 0% due 2/09/2004 (a)(b)(d)(e)(12)	1,000,000	1,068,508
	2,000,000	UBS Gold-Linked Note 0% due 3/15/2004 (a)(b)(d)(e)(12)	2,000,000	2,249,148
	1,500,000	UBS Gold-Linked Note 0% due 4/29/2004 (a)(b)(d)(e)(12)	1,500,000	1,888,300
	1,000,000	UBS Gold-Linked Note 0% due 5/12/2004 (a)(b)(d)(e)(12)	1,000,000	1,228,312
	2,500,000	UBS Gold-Linked Note 0% due 5/19/2004 (a)(b)(d)(e)(12)	2,500,000	2,923,668
	1,500,000	UBS Gold-Linked Note 0% due 5/28/2004 (a)(b)(d)(e)(12)	1,500,000	1,665,223
	5,000,000	UBS Gold-Linked Note 0% due 6/07/2004 (a)(b)(d)(e)(12)	5,000,000	5,217,432
	4,300,000	UBS Gold-Linked Note 0% due 7/01/2004 (a)(b)(d)(e)(12)	4,300,000	4,667,044
	1,000,000	UBS Gold-Linked Note 0% due 7/16/2004 (a)(b)(d)(e)(12)	1,000,000	1,125,760
	1,000,000	UBS Gold-Linked Note 0% due 7/26/2004 (a)(b)(d)(e)(12)	1,000,000	1,166,535
	1,000,000	UBS Gold-Linked Note 0% due 8/02/2004 (a)(b)(d)(e)(12)	1,000,000	1,166,019
	1,000,000	UBS Gold-Linked Note 0% due 8/05/2004 (a)(b)(d)(e)(12)	1,000,000	1,099,354
	1,250,000	UBS Gold-Linked Note 0% due 8/20/2004 (a)(b)(d)(e)(12)	1,250,000	1,410,991
	1,000,000	UBS Gold-Linked Note 0% due 10/07/2004 (a)(b)(d)(e)(12)	1,000,000	1,007,555
	1,000,000	UBS Gold-Linked Note 0% due 10/08/2004 (a)(b)(d)(e)(12)	1,000,000	984,722
	1,000,000	UBS Gold-Linked Note 0% due 10/12/2004 (a)(b)(d)(e)(12)	1,000,000	995,458
	1,250,000	UBS Gold-Linked Note 0% due 10/22/2004 (a)(b)(d)(e)(12)	1,250,000	1,275,231

			82,300,000	91,926,609

		U.S. Dollar Notes and Bonds (0.49%)
	2,456,000	P.T. Pabrik Kertas Tjiwi-Kimia 10% due 8/01/2004 (a)(f)(11)	1,868,854	859,600
	1,000,000	YPF Sociedad Anonima 9 1/8% due 2/24/2009 (a)(3)	753,412	1,085,000
	1,000,000	United Mexican States 9 7/8% due 2/01/2010 (5)	1,107,500	1,253,037
	1,500,000	Vivendi Universal SA 9¼% due 4/15/2010 (b)(10)	1,594,409	2,042,851
	1,000,000	Grupo Televisa SA 8% due 9/13/2011 (10)	979,648	1,111,250
	5,000,000	Fimep SA 10½% due 2/15/2013 (8)	5,000,000	5,850,000
	2,000,000	Legrand SA 8½% due 2/15/2025 (8)	2,068,750	2,110,000
	4,000,000	Bangkok Bank Public Company 9.025% due 3/15/2029 (a)(b)(4)	2,606,059	4,432,592

			15,978,632	18,744,330

		U.S. Dollar Convertible Bonds (0.19%)
	1,020,408	Cresud S.A.C.I.F. y A. 8% due 11/14/2007 (2)	1,020,408	3,265,306
	4,000,000	Amdocs Limited 2% due 6/01/2008 (15)	3,621,891	3,970,000
	2,000,000	Medya International Limited 10% due 6/28/2049 (a)(e)(f)(10)	1,987,057	20,000

			6,629,356	7,255,306

		Non U.S. Dollar Notes and Bonds (4.81%)
EUR	3,750,000	Aegis plc 2% due 5/15/2006 (a)(10)	3,495,450	4,402,970
EUR	17,541,659	Vivendi Universal SA 6.7% due 6/21/2006 (10)	13,965,350	21,243,702
EUR	500,000	Vivendi Universal SA 9½% due 4/15/2010 (b)(10)	500,000	583,750
EUR	3,500,000	ALSTOM 5% due 7/26/2006 (8)	3,261,993	3,394,974

______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS — (Continued)
October 31, 2003

Principal Amount			Cost (Note 1)	Value (Note 1)

		Notes, Bonds and Convertible Bonds — (continued)

		Non U.S. Dollar Notes and Bonds —(continued)
AUD	10,000,000	Queensland Treasury Corporation 8% due 9/14/2007 (5)	$5,935,361	$7,606,686
CAD	16,500,000	Shaw Communications Inc. 7.4% due 10/17/2007 (10)	10,007,020	12,983,504
EUR	1,500,000	Sola International Inc. 11% due 3/15/2008 (a)(6)	1,428,198	1,945,776
EUR	16,500,000	Koninklijke Ahold NV 5 7/8% due 5/09/2008 (14)	13,532,344	19,205,852
GBP	11,000,000	EMI Group Limited plc 8¾% due 5/20/2008 (10)	16,537,333	19,311,959
EUR	7,500,000	EMI Group Limited plc 8 5/8% due 10/15/2013 (10)	8,732,420	8,981,650
EUR	2,500,000	EMI Group Limited plc 8 5/8% due 10/15/2013 (b)(10)	2,946,960	2,993,883
EUR	3,100,000	Scandinavian Broadcasting 12% due 6/15/2008 (10)	3,539,716	4,120,007
EUR	5,500,000	News & Media Limited 5¾% due 5/17/2009 (10)	5,581,898	5,983,218
EUR	20,192,134	Republic of France O.A.T./i 3% due 7/25/2009 (5)	21,560,296	25,053,568
EUR	5,500,000	Prosieben Media 11¼% due 7/31/2009 (10)	5,474,066	7,389,316
EUR	1,000,000	Flowserve Finance B.V. 12¼% due 8/15/2010 (8)	1,010,034	1,320,348
EUR	15,000,000	Republic of South Africa 13% due 8/31/2010 (a)(5)	1,201,084	2,625,968
EUR	7,500,000	The Manitowoc Company, Inc. 10 3/8% due 5/15/2011 (8)	8,226,911	9,381,420
GBP	8,425,000	Enodis plc 10 3/8% due 4/15/2012 (8)	13,114,819	15,707,949
EUR	7,000,000	Fimep SA 11% due 2/15/2013 (a)(8)	7,577,850	9,627,538

			147,629,103	183,864,038

		Non U.S. Dollar Convertible Bonds (0.16%)
EUR	60,000	Havas Advertising 1% due 1/01/2006 (a)(10)	1,025,035	1,611,381
EUR	243,500	Havas Advertising 4% due 1/01/2009 (10)	1,986,854	3,032,805
NZD	1,775,277	Evergreen Forest Limited 0% due 3/19/2009 (a)(b)(11)	943,678	1,337,559

			3,955,567	5,981,745

		Total Notes, Bonds and Convertible Bonds	256,492,658	307,772,028

		Short-Term Investments (19.05%)
	$28,821,000	BMW US Capital Corporation 1.02% due 11/03/2003	28,819,367	28,819,367
	25,000,000	Toyota Motor Credit Corporation 1.00% due 11/03/2003	24,998,611	24,998,611
	14,466,000	Toyota Motor Credit Corporation 1.02% due 11/03/2003	14,465,180	14,465,180
	25,000,000	Toyota Motor Credit Corporation 1.03% due 11/04/2003	24,997,854	24,997,854
	10,000,000	Toyota Motor Credit Corporation 0.90% due 11/04/2003	9,999,250	9,999,250
	18,313,000	Diageo Capital plc 1.03% due 11/03/2003	18,311,952	18,311,952
	12,500,000	Diageo Capital plc 1.00% due 11/06/2003	12,498,264	12,498,264
	31,026,000	Diageo Capital plc 1.01% due 11/10/2003	31,018,166	31,018,166
	15,000,000	Diageo Capital plc 1.02% due 11/12/2003	14,995,325	14,995,325
	12,500,000	The Coca-Cola Company 1.00% due 11/03/2003	12,499,306	12,499,306
	10,671,000	The Coca-Cola Company 1.00% due 11/07/2003	10,669,814	10,669,814
	29,471,000	General Electric Company 0.97% due 11/04/2003	29,468,618	29,468,618
	23,501,000	General Electric Company 1.01% due 11/04/2003	23,499,022	23,499,022
	25,000,000	General Electric Company 1.01% due 11/21/2003	24,985,972	24,985,972
	25,000,000	UBS Finance 1.02% due 11/04/2003	24,997,875	24,997,875
	24,118,000	UBS Finance 1.02% due 11/06/2003	24,114,583	24,114,583

______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS — (Continued)
October 31, 2003

Principal Amount		Cost (Note 1)		Value (Note 1)

	Short–Term Investments — (continued)
$30,000,000	UBS Finance 1.01% due 11/12/2003	$29,990,742		$29,990,742
24,587,000	General Motors Acceptance Corporation 1.21% due 11/04/2003	24,584,521		24,584,521
7,177,000	General Motors Acceptance Corporation 1.25% due 11/10/2003	7,174,757		7,174,757
25,000,000	General Motors Acceptance Corporation 0.97% due 11/14/2003	24,991,243		24,991,243
25,000,000	General Motors Acceptance Corporation 0.87% due 11/18/2003	24,989,729		24,989,729
23,750,000	General Motors Acceptance Corporation 1.24% due 11/24/2003	23,731,184		23,731,184
22,000,000	Wal - Mart Stores, Inc. 0.97% due 11/04/2003	21,998,222		21,998,222
12,714,000	Wal - Mart Stores, Inc. 1.00% due 11/04/2003	12,712,941		12,712,941
20,250,000	Wal - Mart Stores, Inc. 0.97% due 11/12/2003	20,243,998		20,243,998
50,635,000	Wal - Mart Stores, Inc. 0.98% due 11/13/2003	50,618,460		50,618,460
24,603,000	Wal - Mart Stores, Inc. 0.99% due 11/13/2003	24,594,881		24,594,881
9,584,000	Exxon Project Investment Corporation 0.97% due 11/04/2003	9,583,225		9,583,225
41,420,000	Exxon Project Investment Corporation 0.98% due 11/07/2003	41,413,235		41,413,235
30,000,000	Exxon Project Investment Corporation 0.97% due 11/20/2003	29,984,642		29,984,642
6,907,000	Caterpillar Financial Services Corporation 1.00% due 11/10/2003	6,905,273		6,905,273
18,598,000	Pearson Holdings Inc. 1.10% due 11/14/2003	18,590,613		18,590,613
25,000,000	General Electric Capital Corporation 1.01% due 11/21/2003	24,985,972		24,985,972

	Total Short - Term Investments	727,432,797		727,432,797

	Total Investments (99.24%)	$3,102,325,746	*	3,789,460,712	**

	Other assets in excess of liabilities (0.76%)			29,123,309	***

	Net Assets (100.00%)			$3,818,584,021

______________

*	At October 31, 2003, the cost of investments for federal income tax purposes was $3,232,905,139.
**	Gross unrealized appreciation and depreciation of securities at October 31, 2003 were $588,273,594 and $31,718,021, respectively (net appreciation was $556,555,573).
***	See Note 2 of Notes to Financial Statements.

Foreign Currencies	Sector/Industry Classifications

AUD— Australian dollar	(1) Consumer Discretionary	(10) Media
CAD— Canadian dollar	(2) Consumer Staples	(11) Paper and Forest Products
EUR— euro	(3) Energy	(12) Precious Metals
GBP— pound sterling	(4) Financials	(13) Real Estate
NZD— New Zealand dollar	(5) Government Issues	(14) Retail
	(6) Health Care	(15) Technology and Telecommunications
	(7) Holding Companies	(16) Transportation
	(8) Industrials	(17) Utilities
(9) Materials

______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS — (Continued)
October 31, 2003

(a)	Non-income producing security.
(b)

All or a portion of this security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

(c)

Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the year ended October 31, 2003.

	Purchases		Sales		Realized Loss	Dividend Income

Affiliate	Shares	Cost	Shares	Cost

Conflandey	—	—	—	—	—	$61,275
Crometal SA	73,500	$2,715,260	—	—	—	30,198
Deceuninck	374,017	8,561,012	—	—	—	169,219
FINEL	—	—	—	—	—	—
Gorthon Lines AB `B'	150,000	359,520	—	—	—	94,963
Hornbach Holding AG Pfd	139,122	6,203,545	—	—	—	330,607
Independent News & Media	4,000,000	7,326,981	—	—	—	84,490
InterTAN, Inc.	1,000,000	6,181,583	150,000	$1,990,305	($656,194)	—
Laurent-Perrier	191,434	6,231,826	—	—	—	142,179
Metall Zug PC AG	6,292	8,459,478	—	—	—	139,619
Nam Yang Dairy Products Pfd.	—	—				18,101
Robertet SA C.I.	—	—	—	—	—	69,325
Shoei Company, Limited †	325,000	2,084,556	—	—	—	69,490
Société Francaise des Papiers Peints	2,000	37,945	—	—	—	—
Société Sucrière de Pithiviers-le-Vieil	—	—	—	—	—	222,223
Sotoh Company, Limited	105,000	692,940	—	—	—	45,779
Taittinger C.I.	1,263	148,468	—	—		47,523
Tasman Farms	—	—	—	—	—	—

†	6 for 5 stock split, received 140,000 shares (ex-date June 25, 2003).
(d)	Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(e)	Security for which there are less than three market makers.
(f)	In default as to principal and interest.

______________

See Notes to Financial Statements.

FUND OVERVIEW

FIRST EAGLE U.S. VALUE FUND	Data as of October 31, 2003

THE INVESTMENT STYLE

The First Eagle U.S. Value Fund seeks long-term growth of capital by investing primarily in equity and debt securities issued by U.S. corporations. The Fund consists of mostly small and medium size U.S. companies. Management utilizes a highly disciplined, bottom-up, value approach in achieving its investment objective.

ASSET ALLOCATION

U.S. Stocks 63.48%	U.S. Dollar Cash and Equivalents 16.29%
Foreign Currency Bonds 0.58% Foreign Stock 2.09% Gold-Linked Notes 3.18%
U.S. Dollar Bonds 14.38%

TOP 5 SECTORS

Industrials	14.63%
Energy	8.07%
Retail	8.05%
Utilities	7.19%
Consumer Discretionary	7.08%

The Fund’s portfolio composition is subject to change at any time.

AVERAGE ANNUAL RETURNS

	ONE-YEAR	SINCE INCEPTION
First Eagle U.S. Value Fund (A Shares)		(9-04-01)
without sales load	26.10%	14.30%
with sales load	20.09%	11.49%
Russell 2000 Index	43.37%	7.32%

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses. The average annual returns for Class A Shares with a sales load gives effect to the deduction of the maximum sales load of 5.00%. The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index and is not available for purchase.

TOP 10 HOLDINGS

Liberty Media Corporation (media company)	3.01%
Costco Wholesale Corporation (multiline retail)	2.88%
Rayonier Inc. (forest products)	2.85%
Tyco International Limited (industrial conglomerate)	2.83%
Berkshire Hathaway Inc. (holding company)	2.81%
Hawaiian Electric Industries Inc. (electric utilities)	2.69%
Burlington Resources Inc. (oil and gas production)	2.64%
CalEnergy Capital Trust 6 1/2% Conv. Pfd. (energy company)	2.52%
GATX Corporation (CS & Bond) (transportation and financial company)	2.30%
The Sherwin-Williams Company (paint supply company)	2.27%

FIRST EAGLE U.S. VALUE FUND

SCHEDULE OF INVESTMENTS
October 31, 2003

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks — U.S. (63.48%)

	Consumer Discretionary (4.48%)
65,000	McDonald’s Corporation	$996,669	$1,625,650
50,000	Papa John’s International Inc. (a)	1,285,305	1,315,500
25,000	Hampshire Group, Limited (a)	854,330	876,000
30,000	Furniture Brands International (a)	665,422	727,800
8,000	Allen Organ Company, Class ‘B’	307,040	388,000
600	St. John Knits International Inc. (a)	18,600	18,900

		4,127,366	4,951,850

	Consumer Staples (2.45%)
40,000	Altria Group Inc.	1,758,662	1,860,000
28,800	Seneca Food Corporation (a)	422,064	575,424
10,000	Weyco Group, Inc.	197,725	277,000

		2,378,451	2,712,424

	Energy (7.45%)
60,000	Burlington Resources, Inc.	2,689,075	2,918,400
90,000	CONSOL Energy, Inc.	1,925,717	1,953,000
50,000	SEACOR SMIT Inc. (a)	1,920,151	1,916,000
15,000	Murphy Oil Corporation	580,800	884,700
10,000	ConocoPhillips	559,757	571,500

		7,675,500	8,243,600

	Financials (1.22%)
60,000	GATX Corporation	1,416,177	1,349,400

	Health Care (2.14%)
75,000	Schering-Plough Corporation	1,654,623	1,145,250
20,000	DENTSPLY International Inc.	580,150	883,800
20,000	Sola International Inc. (a)	340,235	343,000

		2,575,008	2,372,050

	Holding Companies (4.02%)
40	Berkshire Hathaway Inc., Class ‘A’ (a)	2,796,317	3,112,400
557	Case Pomeroy & Company, Inc. Class ‘A’	538,848	699,592
10,000	Leucadia National Corporation	332,811	420,000
5,000	Loews Corporation	223,725	215,000

		3,891,701	4,446,992

	Industrials (9.46%)
150,000	Tyco International Limited	2,871,570	3,132,000
80,000	UniFirst Corporation	1,394,750	2,108,000
80,000	Waste Management Inc.	2,032,993	2,073,600
50,000	Banta Corporation	1,867,267	1,913,000
15,000	Franklin Electric Company, Inc.	570,590	915,000
7,000	Manpower Inc.	175,674	324,800

		8,912,844	10,466,400

______________

See Notes to Financial Statements.

FIRST EAGLE U.S. VALUE FUND

SCHEDULE OF INVESTMENTS — (Continued)
October 31, 2003

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks – U.S. (continued)

	Materials (0.54%)
15,000	Greif Inc., Class ‘A’	$408,762	$487,950
271	Central Steel and Wire Company	104,335	106,774

		513,097	594,724

	Media (5.27%)
330,000	Liberty Media Corporation (a)	3,225,448	3,329,700
50,000	Valassis Communications, Inc. (a)	1,415,872	1,295,000
60,000	General Motors Corporation — Class ‘H’ (a)	779,923	985,800
15,000	The Interpublic Group of Companies, Inc.	295,760	223,200

		5,717,003	5,833,700

	Paper and Forest Products (5.65%)
75,000	Rayonier Inc.	2,216,509	3,153,750
60,000	Deltic Timber Corporation	1,695,981	1,717,800
40,000	Plum Creek Timber Company, Inc.	921,472	1,054,000
30,000	Longview Fibre Company	236,400	322,500

		5,070,362	6,248,050

	Precious Metals (3.23%)
55,000	Newmont Mining Corporation Holding Company	1,032,985	2,407,900
30,000	Freeport McMoRan Copper & Gold Inc., Class ‘B’	346,097	1,162,500

		1,379,082	3,570,400

	Real Estate (0.09%)
1,595	ProLogis Trust 8.54% Pfd. Series ‘C’	82,039	96,747

	Retail (8.05%)
90,000	Costco Wholesale Corporation (a)	2,744,451	3,183,300
75,000	The Sherwin-Williams Company	1,982,283	2,515,500
100,000	Payless Shoesource Inc. (a)	1,730,292	1,323,000
50,000	Dillard’s Inc., Class ‘A’	726,126	808,500
40,000	Hancock Fabrics, Inc.	490,732	596,400
17,000	May Department Stores Company	522,898	475,320

		8,196,782	8,902,020

	Technology and Telecommunications (2.24%)
25,000	Telephone & Data Systems, Inc.	1,428,098	1,565,000
45,000	American Power Conversion Corporation (a)	539,590	910,350

		1,967,688	2,475,350

	Utilities (7.19%)
65,000	Hawaiian Electric Industries, Inc.	2,780,956	2,975,050
58,100	CalEnergy Capital Trust 6½% Conv. Pfd.	2,380,237	2,788,800
60,000	IDACORP, Inc.	1,541,211	1,629,000
20,000	Kaneb Services LLC	368,775	565,200

		7,071,179	7,958,050

______________

See Notes to Financial Statements

FIRST EAGLE U.S. VALUE FUND

SCHEDULE OF INVESTMENTS — (Continued)
October 31, 2003

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common Stocks — Non U.S. (2.09%)
	Canada (0.62%)
20,000	EnCana Corporation (2)	$549,956	$687,400

	United Kingdom (1.47%)
750,000	J.Z. Equity Partners plc (3)	1,499,247	1,620,796

	Total Common and Preferred Stocks	63,023,482	72,529,953

Principal Amount

	Bonds and Notes and Convertible Bonds (18.14%)
	U.S. Dollar Convertible Bond (0.21%)
$ 250,000	SCI Systems Inc. 3% due 3/15/2007 (10)	163,771	232,500

	Gold-Linked Notes (3.18%)
500,000	HSBC Gold-Linked Note 0% due 4/13/2004 (a)(b)(c)(d)(8)	500,000	632,100
1,000,000	HSBC Gold-Linked Note 0% due 6/28/2004 (a)(b)(c)(d)(8)	1,000,000	1,100,800
500,000	HSBC Gold-Linked Note 0% due 8/09/2004 (a)(b)(c)(d)(8)	500,000	554,700
1,000,000	UBS Gold-Linked Note 0% due 5/12/2004 (a)(b)(c)(d)(8)	1,000,000	1,228,313

		3,000,000	3,515,913

	U.S. Dollar Bonds and Notes (14.17%)
670,000	Blount International Inc. 7% due 6/15/2005 (5)	613,467	663,300
1,330,000	Blount International Inc. 13% due 8/01/2009 (5)	745,104	1,276,800
1,089,000	Columbus McKinnon Corporation 8½% due 4/01/2008 (5)	844,600	977,377
1,000,000	Columbus McKinnon Corporation 10% due 8/01/2010 (b)(5)	1,022,500	1,065,000
2,400,000	Level 3 Communications, Inc. 9 1/8% due 5/01/2008 (10)	1,502,881	2,190,000
525,000	Longview Fibre Company 10% due 1/15/2009 (7)	556,375	595,875
250,000	Crescent Real Estate Equities Company 9¼% due 4/15/2009 (9)	250,000	271,250
500,000	American Standard Companies Inc. 8¼% due 6/01/2009 (5)	530,000	573,750
1,075,000	GATX Corporation 8 7/8% due 6/01/2009 (3)	1,009,951	1,190,197
500,000	Jostens, Inc. 12¾% due 5/01/2010 (1)	558,375	582,500
995,000	Flowserve Finance B.V. 12¼% due 8/15/2010 (5)	1,130,322	1,159,175
1,000,000	Briggs & Stratton Corporation 8 7/8% due 3/15/2011 (1)	1,062,000	1,150,000
850,000	Steinway Musical Instruments 8¾% due 4/15/2011 (1)	859,750	886,125
1,310,000	Texas Industries, Inc. 10¼% due 6/15/2011 (b)(6)	1,370,313	1,467,200
250,000	Domino’s Inc. 8¼% due 7/01/2011 (b)(1)	248,251	265,313
550,000	Potlatch Corporation 10% due 7/15/2011 (7)	592,063	619,437
125,000	R.H. Donnelley Finance 10 7/8% due 12/15/2012 (b)(3)	125,000	149,687
600,000	Bausch and Lomb Inc. 7 1/8% due 8/01/2028 (4)	504,698	592,500

		13,525,650	15,675,486

______________

See Notes to Financial Statements.

FIRST EAGLE U.S. VALUE FUND

SCHEDULE OF INVESTMENTS — (Continued)
October 31, 2003

Principal Amount		Cost (Note 1)		Value (Note 1)

	Bonds and Notes and Convertible Bonds — (continued)
	Non U.S. Dollar Bond (0.58%)
EUR 500,000	Sola International Inc. 11% due 3/15/2008 (4)	$ 474,342		$ 648,592

	Total Bonds and Notes	17,163,763		20,072,491

	Short-Term Investments (15.68%)
$5,498,000	Diageo Capital plc 1.03% due 11/03/2003	5,497,685		5,497,685
5,092,000	BMW US Capital Corporation 1.02% due 11/03/2003	5,091,712		5,091,712
3,194,000	Caterpillar Financial Services Corporation 1.01% due 11/03/2003	3,193,821		3,193,821
1,059,000	General Electric Corporation 0.97% due 11/04/2003	1,058,914		1,058,914
2,500,000	Wal-Mart Stores, Inc. 0.97% due 11/12/2003	2,499,259		2,499,259

	Total Short-Term Investments	17,341,391		17,341,391

	Total Investments (99.39%)	$ 97,528,636	*	109,943,835	**

	Other assets in excess of liabilities (0.61%)			673,664

	Net assets (100.00%)			$110,617,499

______________

*	At October 31, 2003, the cost of investments for federal income tax purposes was $97,528,636.
**	Gross unrealized appreciation and depreciation of securities at October 31, 2003 were $13,652,528 and $1,237,329, respectively (net appreciation was $12,415,199).

Foreign Currency	Sector/Industry Classifications

EUR — euro	(1) Consumer Discretionary
(2) Energy
(3) Financials
(4) Health Care
(5) Industrials
(6) Materials
(7) Paper and Forest Products
(8) Precious Metals
(9) Real Estate
(10) Technology and Telecommunications

(a)	Non-income producing security.
(b)

All or a portion of this security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

(c)	Commodity-linked security whereby the coupon, dividend and/or redemption amount id linked to the price of an underlying commodity.
(d)	Security for which there are less than three market makers.

______________

See Notes to Financial Statements.

FUND OVERVIEW

FIRST EAGLE GOLD FUND	Data as of October 31, 2003

THE INVESTMENT STYLE

The First Eagle Gold Fund’s investment objective is growth of capital. To achieve its objective, the Fund invests primarily in gold and/or securities directly related to gold or of companies engaged in mining, processing, dealing in or holding gold in the United States and in foreign countries.

ASSET ALLOCATION

Foreign Stocks 54.74%	U.S. Dollar Cash and Equivalents 5.20%

U.S. Dollar Bonds 0.81%
Gold-Linked Notes 12.70% Gold Commodity 9.49% U.S. Stocks 17.06%

TOP 5 COUNTRIES

United States	40.06%
Canada	31.41%
South Africa	16.87%
Mexico	4.20%
Latin America	1.65%

The Fund’s portfolio composition is subject to change at any time.

AVERAGE ANNUAL RETURNS

	ONE-YEAR	FIVE-YEARS	TEN-YEARS
First Eagle Gold Fund (A Shares)
without sales load
	54.64%	22.27%	7.11%
with sales load
	46.91%	21.33%	6.70%
FT Gold Mines Index	54.05%	8.19%	(1.77%)
MSCI World Index	23.71%	(0.18%)	6.22%
Consumer Price Index	2.04%	2.45%	2.42%

GROWTH OF A $10,000 INITIAL INVESTMENT

First Eagle Global Fund
FT Gold Mines Index
MSCI World Index
Consumer Price Index
$19,172 $18,278 $12,697 $ 8,362

$25,000
20,000
15,000
10,000
5,000
0
10/93 10/94 10/95 10/96 10/97 10/98 10/99 10/00 10/01 10/02 10/03

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses. The average annual returns for Class A Shares with a sales load give effect to the deduction of the maximum sales load of 3.75% for periods prior to March 1, 2000 and of 5.00%, thereafter. The MSCI World Index is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. It is a trademark of Morgan Stanley Capital International SA in Geneva, Switzerland. The FT Gold Mines Index is an unmanaged index composed of 32 gold mining companies and is only available without dividends reinvested and is not available for purchase . The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

TOP 10 HOLDINGS

Newmont Mining Corporation Holding Company (United States)	10.96%
Gold Bullion (United States)	9.49%
HSBC Gold-Linked Notes (United States)	8.16%
Freeport McMoRan Copper & Gold, Inc. (CS & Pfd.) (United States)	5.80%
Placer Dome Inc. (Canada)	5.05%
Gold Fields Limited ADR (South Africa)	4.81%
Harmony Gold Mining Company Limited ADR (South Africa)	4.81%
UBS Gold-Linked Notes (United States)	4.54%
Industrias Peñoles, S.A. de C.V. (Mexico)	4.20%
AngloGold Limited ADR (South Africa)	3.60%

FIRST EAGLE GOLD FUND

SCHEDULE OF INVESTMENTS
October 31, 2003

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks and Warrants (71.80%)
	Canada (31.41%)
1,425,000	Placer Dome Inc.	$17,397,643	$21,987,750
2,075,000	IAMGOLD Corporation	6,149,502	15,580,205
1,525,000	Kinross Gold Corporation (a)	7,896,674	12,533,761
505,000	Barrick Gold Corporation	8,464,533	9,832,350
300,000	Aber Diamond Corporation (a)	7,718,409	9,476,678
3,500,000	Miramar Mining Corporation (a)	3,283,139	7,299,962
515,000	Glamis Gold Limited (a)	3,887,388	7,194,550
555,000	Meridian Gold Inc. (a)	7,094,735	7,037,998
615,000	Pan American Silver Corporation (a)(b)	4,208,201	6,511,490
275,000	Dundee Precious Metals, Inc., Class ‘A’ (a)	5,403,567	6,296,739
2,800,000	Wheaton River Minerals Limited (a)(b)	2,961,235	6,498,293
262,500	Wheaton River Minerals Limited Warrants (a)(b)	—	326,507
535,000	Agnico-Eagle Mines Limited	7,132,372	5,815,450
3,500,000	Aurizon Mines Limited (a)	3,966,340	5,176,337
800,000	Golden Star Resources Limited (a)(b)	1,148,631	4,648,000
275,000	Goldcorp Inc.	1,063,853	4,321,578
625,000	Richmont Mines, Inc. (a)	1,826,834	3,100,114
1,825,000	Apollo Gold Corporation (a)	3,475,367	3,058,959
50,000	Apollo Gold Corporation Warrants (a)(d)	—	4,000

		93,078,423	136,700,721

	Latin America (1.65%)
535,000	Apex Silver Mines Limited (a)	8,037,106	7,190,400

	Mexico (4.20%)
6,450,000	Industrias Peñoles, S.A. de C.V.	12,618,057	18,269,470

	South Africa (16.87%)
1,462,500	Gold Fields Limited ADR	16,561,905	20,943,000
1,385,000	Harmony Gold Mining Company Limited ADR	17,814,124	20,941,200
405,000	AngloGold Limited ADR	13,637,532	15,649,200
135,000	Impala Platinum Holdings Limited	8,182,427	12,403,553
250,000	Randgold and Exploration Limited (a)	1,893,273	3,325,000
1,500,000	JCI Limited (a)	213,392	171,864

		58,302,653	73,433,817

	Sweden (0.54%)
3,000,000	Riddarhyttan Resources AB (a)	2,118,107	2,351,787

	United States (17.06%)
3,410,375	Newmont Mining Corporation Holding Company	31,664,237	47,690,867
385,000	Freeport McMoRan Copper & Gold Inc., Class ‘B’	7,810,562	14,918,750
207,500	Freeport McMoRan Copper & Gold Inc., Pfd. Series ‘C’ (c)	5,577,268	8,403,750
215,500	Freeport McMoRan Copper & Gold Inc., Pfd. Series ‘D’ (c)	1,760,012	1,911,485
65,000	Royal Gold, Inc.	243,531	1,347,450

		47,055,610	74,272,302

	United Kingdom (0.07%)
105,000	Trans-Siberian Gold Limited (a)(d)	250,000	284,752

	Total Common and Preferred Stocks and Warrants	221,459,956	312,503,249

______________

See Notes to Financial Statements.

FIRST EAGLE GOLD FUND

SCHEDULE OF INVESTMENTS — (Continued)
October 31, 2003

Ounces		Cost (Note 1)	Value (Note 1)

	Gold Commodity (9.49%)
107,480	Gold bullion (a)	$37,381,913	$41,299,373

Principal Amount

	Notes and Convertible Bonds (13.51%)
	Gold-Linked Notes (12.70%)
$ 1,000,000	HSBC Gold-Linked Note 0% due 1/21/2004 (a)(b)(c)(d)	1,000,000	1,121,100
1,000,000	HSBC Gold-Linked Note 0% due 1/28/2004 (a)(b)(c)(d)	1,000,000	1,116,500
2,000,000	HSBC Gold-Linked Note 0% due 2/05/2004 (a)(b)(c)(d)	2,000,000	2,098,200
1,000,000	HSBC Gold-Linked Note 0% due 2/09/2004 (a)(b)(c)(d)	1,000,000	1,053,600
1,000,000	HSBC Gold-Linked Note 0% due 2/10/2004 (a)(b)(c)(d)	1,000,000	1,051,600
1,000,000	HSBC Gold-Linked Note 0% due 2/13/2004 (a)(b)(c)(d)	1,000,000	1,025,200
1,000,000	HSBC Gold-Linked Note 0% due 2/17/2004 (a)(b)(c)(d)	1,000,000	1,043,600
500,000	HSBC Gold-Linked Note 0% due 2/19/2004 (a)(b)(c)(d)	500,000	553,500
500,000	HSBC Gold-Linked Note 0% due 2/26/2004 (a)(b)(c)(d)	500,000	580,350
500,000	HSBC Gold-Linked Note 0% due 3/04/2004 (a)(b)(c)(d)	500,000	561,650
250,000	HSBC Gold-Linked Note 0% due 3/12/2004 (a)(b)(c)(d)	250,000	278,225
1,500,000	HSBC Gold-Linked Note 0% due 4/08/2004 (a)(b)(c)(d)	1,500,000	1,867,500
385,000	HSBC Gold-Linked Note 0% due 5/17/2004 (a)(b)(c)(d)	385,000	440,864
550,000	HSBC Gold-Linked Note 0% due 5/28/2004 (a)(b)(c)(d)	550,000	579,095
800,000	HSBC Gold-Linked Note 0% due 6/04/2004 (a)(b)(c)(d)	800,000	876,560
200,000	HSBC Gold-Linked Note 0% due 6/21/2004 (a)(b)(c)(d)	200,000	225,700
2,750,000	HSBC Gold-Linked Note 0% due 6/28/2004 (a)(b)(c)(d)	2,750,000	3,036,275
1,500,000	HSBC Gold-Linked Note 0% due 8/02/2004 (a)(b)(c)(d)	1,500,000	1,617,600
1,000,000	HSBC Gold-Linked Note 0% due 8/05/2004 (a)(b)(c)(d)	1,000,000	1,084,800
2,000,000	HSBC Gold-Linked Note 0% due 8/09/2004 (a)(b)(c)(d)	2,000,000	2,257,000
1,000,000	HSBC Gold-Linked Note 0% due 8/11/2004 (a)(b)(c)(d)	1,000,000	1,145,100
500,000	HSBC Gold-Linked Note 0% due 8/16/2004 (a)(b)(c)(d)	500,000	563,750
1,000,000	HSBC Gold-Linked Note 0% due 8/19/2004 (a)(b)(c)(d)	1,000,000	1,088,600
1,500,000	HSBC Gold-Linked Note 0% due 8/20/2004 (a)(b)(c)(d)	1,500,000	1,619,700
1,000,000	HSBC Gold-Linked Note 0% due 8/23/2004 (a)(b)(c)(d)	1,000,000	1,070,600
1,000,000	HSBC Gold-Linked Note 0% due 8/25/2004 (a)(b)(c)(d)	1,000,000	1,090,500
1,000,000	HSBC Gold-Linked Note 0% due 8/30/2004 (a)(b)(c)(d)	1,000,000	1,090,400
1,000,000	HSBC Gold-Linked Note 0% due 8/31/2004 (a)(b)(c)(d)	1,000,000	1,082,800
500,000	HSBC Gold-Linked Note 0% due 9/06/2004 (a)(b)(c)(d)	500,000	512,850
500,000	HSBC Gold-Linked Note 0% due 9/14/2004 (a)(b)(c)(d)	500,000	513,050
750,000	HSBC Gold-Linked Note 0% due 9/20/2004 (a)(b)(c)(d)	750,000	763,200
1,500,000	HSBC Gold-Linked Note 0% due 10/07/2004 (a)(b)(c)(d)	1,500,000	1,474,050
500,000	HSBC Gold-Linked Note 0% due 10/13/2004 (a)(b)(c)(d)	500,000	520,400
500,000	HSBC Gold-Linked Note 0% due 11/04/2004 (a)(b)(c)(d)	500,000	495,350
1,000,000	UBS Gold-Linked Note 0% due 1/22/2004 (a)(b)(c)(d)	1,000,000	1,123,783
2,000,000	UBS Gold-Linked Note 0% due 2/06/2004 (a)(b)(c)(d)	2,000,000	2,147,222
2,000,000	UBS Gold-Linked Note 0% due 2/09/2004 (a)(b)(c)(d)	2,000,000	2,137,016
1,000,000	UBS Gold-Linked Note 0% due 3/15/2004 (a)(b)(c)(d)	1,000,000	1,124,574
1,500,000	UBS Gold-Linked Note 0% due 4/29/2004 (a)(b)(c)(d)	1,500,000	1,888,301
250,000	UBS Gold-Linked Note 0% due 5/12/2004 (a)(b)(c)(d)	250,000	307,078

______________

See Notes to Financial Statements.

FIRST EAGLE GOLD FUND

SCHEDULE OF INVESTMENTS — (Continued)
October 31, 2003

Principal Amount		Cost (Note 1)		Value (Note 1)

	Notes and Convertible Bonds — (continued)
	Gold - Linked Notes — (continued)
$ 500,000	UBS Gold-Linked Note 0% due 5/28/2004 (a)(b)(c)(d)	$500,000		$555,075
3,000,000	UBS Gold-Linked Note 0% due 6/07/2004 (a)(b)(c)(d)	3,000,000		3,130,459
1,600,000	UBS Gold-Linked Note 0% due 7/01/2004 (a)(b)(c)(d)	1,600,000		1,736,575
500,000	UBS Gold-Linked Note 0% due 7/16/2004 (a)(b)(c)(d)	500,000		562,880
400,000	UBS Gold-Linked Note 0% due 7/26/2004 (a)(b)(c)(d)	400,000		466,614
750,000	UBS Gold-Linked Note 0% due 8/20/2004 (a)(b)(c)(d)	750,000		846,595
1,000,000	UBS Gold-Linked Note 0% due 10/07/2004 (a)(b)(c)(d)	1,000,000		1,007,555
1,000,000	UBS Gold-Linked Note 0% due 10/08/2004 (a)(b)(c)(d)	1,000,000		984,722
1,000,000	UBS Gold-Linked Note 0% due 10/12/2004 (a)(b)(c)(d)	1,000,000		995,459
750,000	UBS Gold-Linked Note 0% due 10/22/2004 (a)(b)(c)(d)	750,000		765,139

		50,935,000		55,278,316

	U.S. Dollar Convertible Bonds (0.81%)
2,480,000	Pan American Silver Corporation 5 1/4% due 7/31/2009 (a)	2,751,900		3,000,800
500,000	Agnico-Eagle Mines Limited 4 1/2% due 2/15/2012	566,875		525,000

		3,318,775		3,525,800

	Total Notes and Convertible Bonds	54,253,775		58,804,116

	Short- Term Investments (5.01%)
11,309,000	Diageo Capital plc 1.03% due 11/03/2003	11,308,353		11,308,353
10,492,000	Caterpillar Financial Services Corporation 1.01% due 11/03/2003	10,491,411		10,491,411

	Total Short-Term Investments	21,799,764		21,799,764

	Total Investments (99.81%)	$334,895,408	*	434,406,502	**

	Other assets in excess of liabilities (0.19%)			828,615	***

	Net assets (100.00%)			$435,235,117

______________

*	At October 31, 2003, the cost of investments for federal income tax purposes was $349,069,990.
**	Gross unrealized appreciation and depreciation of securities at October 31, 2003 were $88,282,328 and $2,945,816, respectively (net appreciation was $85,336,512).
***	See Note 2 of Notes to Financial Statements.

______________

(a)	Non-income producing security/commodity.
(b)

All or a portion of this security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

(c)	Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(d)	Security for which there are less than three market makers.

______________

See Notes to Financial Statements.

FIRST EAGLE FUNDS, INC.

First Eagle Fund of America

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Harold Levy

In our last letter of April 2003 we noted that the period of non-rewarding investing might be coming to an end. This has certainly been the case. Reminiscent of typical stock market reactions prior to a reacceleration of economic activity, the market had a dramatic move in the last six months. The confluence of low interest rates, tax cuts, decline of the dollar and perhaps the absorption of “bubble-built” capacity and lessening of 9/11 shock has resulted in the beginning of significant profit growth across corporate America. What appears to us now is that we are in a unique period of economic growth worldwide. The last time both United States and Japan were growing significantly was more than a decade ago. Furthermore, China with its rapid growth is much more important today. Europe, although behind, is also showing signs of picking up. Thus it is possible we could be in boom times soon. Booms are generally ended by monetary authorities or structural imbalances. But this time the Fed has told us that they are going to be slow to raise rates; thus we will soon learn whether stimulative economic policies will result in sustainable significant non-inflationary activities.

The portfolio performed well during this period, rising 18.28% during the same time the Standard & Poor’s 500 Index returned 20.80%. Top contributors to performance during the year were: Manor Care Inc., a long-term health care services provider; Tyco International Limited, a strong turnaround story; and American Standard Companies Inc. a global manufacturer in the areas of plumbing, air conditioning and vehicle control systems. On the negative side, Tenet Healthcare continued to disappoint (we have since eliminated this position completely). Other laggards were Imation Corporation and Mattel, Inc.

Sincerely,

Harold Levy Portfolio Manager December 2003

FUND OVERVIEW

FIRST EAGLE FUND OF AMERICA	Data as of October 31, 2003

THE INVESTMENT STYLE

The First Eagle Fund of America is a non-diversified U.S. equity fund with a unique event-driven bias. The Fund focuses on identifying companies poised to benefit from change that the market has not yet recognized. It seeks capital appreciation with above-average long-term returns.

ASSET ALLOCATION

U.S. Dollar Cash and Equivalents 5.17%
U.S. Stocks and Options 94.83%

TOP 5 SECTORS

Industrials	24.72%
Health Care Services	22.22%
Consumer Discretionary	16.39%
Materials	9.53%
Consumer Staples	6.83%

The Fund’s portfolio composition is subject to change at any time.

AVERAGE ANNUAL RETURNS

	ONE-YEAR	FIVE-YEARS	TEN-YEARS
First Eagle Fund of America (Y Shares)	18.28%	7.13%	13.45%
Standard & Poor’s 500 Index	20.80%	0.53%	10.43%

GROWTH OF A $10,000 INITIAL INVESTMENT

First Eagle Fund of America
Standard & Poor's 500 Index w/income
$40,000 30,000 20,000 10,000 0		$35,316 $26,884
10/93 10/94 10/95 10/96 10/97 10/98 10/99 10/00 10/01 10/02 10/03

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The Fund’s average annual returns shown above are historical and reflect changes in share price, reinvested dividends and is net of expenses. The Standard & Poor’s 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy. Although the Standard & Poor’s 500 Index focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, it is also considered a proxy for the total market.

TOP 10 HOLDINGS

Ball Corporation (metal cans)	5.39%
Tyco International Limited (industrial conglomerate)	5.16%
American Standard Companies Inc. (building products)	4.77%
General Dynamics Corporation (aerospace & defense)	4.65%
Manor Care Inc. (skilled nursing care)	4.56%
Storage Technology Corporation (computer storage device)	4.42%
L-3 Communications Holdings Inc. (secure communication systems)	4.24%
Hasbro Inc. (recreational products)	4.03%
Dean Foods Company (dairy products)	3.97%
Packaging Corporation of America (containers/packaging)	3.85%

FIRST EAGLE FUND OF AMERICA

SCHEDULE OF INVESTMENTS
October 31, 2003

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common Stocks (98.91%)
	Biotechnology (5.95%)
257,000	Genzyme Corporation (a)(c)	$5,715,830	$11,796,300
194,400	Cephalon Inc. (a)(c)	10,314,373	9,129,024
170,900	Biogen Inc. (a)	7,005,378	6,916,323
459,300	Celera Genomics Group-Applera Corporation (a)	4,878,889	6,140,841

		27,914,470	33,982,488

	Consumer Discretionary (16.39%)
1,057,500	Hasbro Inc. (c)	16,689,182	23,053,500
378,700	YUM! Brands Inc. (a)	8,718,890	12,928,818
605,000	Mattel, Inc. (c)	12,731,549	11,712,800
240,800	Black & Decker Corporation (c)	10,365,775	11,512,648
201,900	GTECH Holdings Corporation (c)	8,032,740	9,020,892
419,200	The TJX Companies, Inc. (c)	7,607,550	8,799,008
365,000	Limited Brands (c)	5,128,250	6,424,000
132,300	Harrah’s Entertainment, Inc. (c)	5,788,125	5,755,050
128,100	SONY Corporation ADR (c)	3,913,042	4,509,120

		78,975,103	93,715,836

	Consumer Staples (6.83%)
751,050	Dean Foods Company (a)(c)	19,277,576	22,719,263
966,500	Del Monte Foods Company (a)	8,813,065	9,191,415
134,500	Kimberly–Clark Corporation	6,788,680	7,102,945

		34,879,321	39,013,623

	Financials (1.05%)
180,700	Willis Group Holdings Limited	5,369,555	6,017,310

	Health Care Services (22.22%)
782,700	Manor Care Inc. (c)	16,992,802	26,048,256
543,900	HCA Inc. (c)	17,405,343	20,804,175
572,300	Laboratory Corporation of America Holdings (a)(c)	14,575,831	20,288,035
453,800	Oxford Health Plans Inc. (a)(c)	17,369,939	18,378,900
472,954	Viasys Healthcare Inc. (a)	8,119,262	8,536,820
302,600	Community Health Systems Inc. (a)	5,845,928	7,268,452
240,000	Baxter International Inc. (c)	6,760,200	6,379,200
77,800	C.R. Bard, Inc. (c)	4,196,089	6,227,890
85,500	Quest Diagnostics Inc. (a)(c)	5,196,690	5,784,075
207,600	First Health Group Corporation (a)(c)	5,925,130	5,067,516
43,800	Guidant Corporation (c)	1,296,480	2,234,238

		103,683,694	127,017,557

	Industrials (24.72%)
1,412,600	Tyco International Limited (c)	22,226,288	29,495,088
284,700	American Standard Companies Inc. (a)(c)	14,645,549	27,245,790
317,600	General Dynamics Corporation (c)	22,409,858	26,583,120
518,300	L-3 Communications Holdings Inc. (a)(c)	19,861,418	24,225,342
319,400	Alliant Techsystems Inc. (a)(c)	15,973,837	16,532,144
372,300	Equifax Inc.	6,794,512	9,099,012
101,300	Cooper Industries, Limited, Class ‘A’ (c)	3,115,307	5,358,770
106,100	Waste Management Inc. (c)	2,558,585	2,750,112

		107,585,354	141,289,378

______________

See Notes to Financial Statements.

FIRST EAGLE FUND OF AMERICA

SCHEDULE OF INVESTMENTS — (Continued)
October 31, 2003

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common Stocks — (continued)
	Information Technology (4.42%)
1,049,100	Storage Technology Corporation (a)(c)	$18,615,304	$25,283,310

	Materials (9.53%)
548,300	Ball Corporation (c)	20,808,007	30,814,460
1,117,900	Packaging Corporation of America (a)	17,795,523	22,022,630
50,800	Eastman Chemical Company (c)	2,148,766	1,648,968

		40,752,296	54,486,058

	Pharmaceuticals (5.37%)
966,600	ICN Pharmaceuticals Inc. (c)	15,202,710	18,665,046
526,200	Shire Pharmaceuticals Group plc (c)	11,782,181	12,049,980

		26,984,891	30,715,026

	Telecommunication Services (2.43%)
716,900	Western Wireless Corporation (a)(c)	10,836,316	13,907,860

	Total Common Stocks	455,596,304	565,428,446

	Preferred Stocks (0.60%)
1,200	Tidewater Holdings Inc. Ser. A Conv. (a)(b)(d)	1,200,000	1,200,000
1,000	Tidewater Holdings Inc. Ser. B Conv. (a)(b)(d)	1,000,000	1,000,000
67,777	Assistive Technology Inc. Ser. E-1 (a)(b)(d)	883,921	589,281
51,966	Assistive Technology Inc. Ser. E-2 (a)(b)(d)	500,000	333,333
26,057	Assistive Technology Inc. Ser. F (a)(b)(d)	342,000	342,000

	Total Preferred Stocks	3,925,921	3,464,614

	Warrants (0.00%)
9,873	Assistive Technology Inc. (a)(b)(d)	382	382
37,234	Assistive Technology Inc. Ser. E-1 (a)(b)(d)	—	—

	Total Warrants	382	382

	Other Investments (0.02%)
16	Euro Outlet Malls, L.P. (a)(b)(d)	—	100,000

Principal Amount

	Short–Term Investments (6.76%)
$6,500,000	United States Treasury Bill 1.03% due 12/04/2003	6,494,839	6,494,839
400,000	United States Treasury Bill 1.07% due 12/18/2003	399,546	399,546
4,000,000	United States Treasury Bill 1.06% due 12/26/2003	3,994,798	3,994,798
4,300,000	United States Treasury Bill 1.08% due 1/08/2004	4,293,259	4,293,008
10,000,000	United States Treasury Bill 1.09% due 1/15/2004	9,981,875	9,981,870
4,500,000	United States Treasury Bill 1.08% due 1/22/2004	4,490,980	4,490,878
9,000,000	United States Treasury Bill 1.06% due 1/29/2004	8,980,123	8,979,921

	Total Short–Term Investments	38,635,420	38,634,860

______________

See Notes to Financial Statements.

FIRST EAGLE FUND OF AMERICA

SCHEDULE OF INVESTMENTS — (Continued)
October 31, 2003

Contracts		Value (Note 1)

	Covered Call Options Written (-4.70%)
531	Alliant Techsystems Inc. @ $50 exp. November 2003	$(106,200)
1,581	Alliant Techsystems Inc. @ $55 exp. November 2003	(27,668)
600	Alliant Techsystems Inc. @ $50 exp. January 2004	(198,000)
273	Alliant Techsystems Inc. @ $50 exp. February 2004	(103,740)
427	American Standard Companies Inc. @ $90 exp. November 2003	(247,660)
928	American Standard Companies Inc. @ $85 exp. January 2004	(1,067,200)
281	American Standard Companies Inc. @ $90 exp. January 2004	(199,510)
791	American Standard Companies Inc. @ $95 exp. January 2004	(332,220)
548	Ball Corporation @ $55 exp. November 2003	(137,000)
2,174	Ball Corporation @ $55 exp. February 2004	(869,600)
2,400	Baxter International Inc. @ $30 exp. November 2003	(12,000)
2,408	Black & Decker Corporation @ $45 exp. November 2003	(662,200)
778	C.R. Bard, Inc. @ $70 exp. January 2004	(805,230)
413	Cephalon Inc. @ $40 exp. November 2003	(299,425)
855	Cephalon Inc. @ $45 exp. November 2003	(256,500)
676	Cephalon Inc. @ $50 exp. November 2003	(54,080)
1,013	Cooper Industries @ $50 exp. January 2004	(405,200)
1,518	Dean Foods Company @ $30 exp. December 2003	(170,775)
274	Dean Foods Company @ $45 exp. December 2003	(28,770)
508	Eastman Chemical Company @ $35 exp. December 2003	(17,780)
2,076	First Health Group Corporation @ $30 exp. January 2004	(51,900)
647	General Dynamics Corporation @ $80 exp. January 2004	(336,440)
2,529	General Dynamics Corporation @ $85 exp. January 2004	(619,605)
810	Genzyme Corporation @ $40 exp. January 2004	(583,200)
810	Genzyme Corporation @ $42.5 exp. January 2004	(437,400)
950	Genzyme Corporation @ $45 exp. January 2004	(399,000)
2,019	GTECH Holdings Corporation @ $42.5 exp. December 2003	(666,270)
438	Guidant Corporation @ $45 exp. January 2004	(293,460)
1,323	Harrah’s Entertainment, Inc. @ $45 exp. February 2004	(221,603)
2,757	Hasbro Inc. @ $17.5 exp. January 2004	(1,213,080)
7,372	Hasbro Inc. @ $20 exp. January 2004	(1,695,560)
1,151	HCA Inc. @ $35 exp. November 2003	(402,850)
2,515	HCA Inc. @ $37.5 exp. November 2003	(339,525)
837	HCA Inc. @ $37.5 exp. January 2004	(188,325)
936	HCA Inc. @ $40 exp. January 2004	(98,280)
897	ICN Pharmaceuticals Inc. @ $17.5 exp. December 2003	(208,552)
6,362	ICN Pharmaceuticals Inc. @ $17.5 exp. March 2004	(2,099,460)
2,407	ICN Pharmaceuticals Inc. @ $20 exp. March 2004	(481,400)
493	L-3 Communications Holdings Inc. @ $45 exp. November 2003	(113,390)
350	L-3 Communications Holdings Inc. @ $45 exp. January 2004	(112,000)
1,489	L-3 Communications Holdings Inc. @ $50 exp. January 2004	(122,843)
2,729	Laboratory Corporation of America @ $30 exp. November 2003	(1,487,305)
1,207	Laboratory Corporation of America @ $32.5 exp. November 2003	(374,170)
1,144	Laboratory Corporation of America @ $32.5 exp. January 2004	(411,840)
3,650	Limited Brands Inc. @ $15 exp. November 2003	(939,875)
862	Manor Care Inc. @ $30 exp. February 2004	(327,560)
1,162	Mattel, Inc. @ $20 exp. January 2004	(75,530)

______________

See Notes to Financial Statements.

FIRST EAGLE FUND OF AMERICA

SCHEDULE OF INVESTMENTS — (Continued)
October 31, 2003

Contracts		Cost (Note 1)		Value (Note 1)

	Covered Call Options Written – (continued)
1,200	Mattel, Inc. @ $22.5 exp. January 2004			$(15,000)
372	Oxford Health Plans Inc. @ $37.5 exp. November 2003			(124,620)
912	Oxford Health Plans Inc. @ $40 exp. November 2003			(123,120)
855	Quest Diagnostics Inc. @ $60 exp. November 2003			(662,625)
1,116	Shire Pharmaceuticals Group plc @ $22.5 exp. January 2004			(106,020)
2,938	Shire Pharmaceuticals Group plc @ $25 exp. January 2004			(190,970)
392	SONY Corporation ADR @ $35 exp. November 2003			(47,040)
889	SONY Corporation ADR @ $35 exp. January 2004			(213,360)
4,685	Storage Technology Corporation @ $25 exp. December 2003			(445,075)
3,072	Storage Technology Corporation @ $30 exp. December 2003			(61,440)
810	Storage Technology Corporation @ $22.5 exp. January 2004			(218,700)
1,924	Storage Technology Corporation @ $30 exp. January 2004			(33,670)
4,192	The TJX Companies, Inc. @ $20 exp. January 2004			(765,040)
3,209	Tyco International Limited @ $20 exp. January 2004			(593,665)
5,284	Tyco International Limited @ $22.5 exp. January 2004			(369,880)
1,061	Waste Management Inc. @ $25 exp. January 2004			(177,717)
7,169	Western Wireless Corporation @ $17.5 exp. February 2004			(2,437,460)

	Total Covered Call Options Written (premium $26,481,986)			(26,886,583)

	Total Investments (101.59%)	$471,676,041	*	580,741,719	**

	Liabilities in excess of other assets (-1.59%)			(9,090,770	)***

	Net Assets (100.00%)			$571,650,949

______________

*	At October 31, 2003, cost of investments for federal income tax purposes was $499,738,148.
**	Gross unrealized appreciation and depreciation of securities at October 31, 2003 were $119,125,286 and $11,639,729, respectively (net appreciation was $107,485,557).
***	A significant portion of this amount represents payables for investment securities purchased.
(a)	Non-income producing security.
(b)

Restricted security priced at fair value by the Valuation Committee of the Board of Directors. Represents ownership interest in a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. Information concerning each restricted security holding on October 31, 2003 is shown below:

Security	Acquisition Date	Cost

Assistive Technology Inc. Ser. E-1	10/31/95	$589,281
Assistive Technology Inc. Ser. E-2	12/19/96	333,333
Assistive Technology Inc. Ser. F	12/07/01	342,000
Assistive Technology Inc. Warrants	10/21/98	382
Assistive Technology Inc. Ser. E-1 Warrants	10/21/98	—
Euro Outlet Malls, L.P.	12/30/94	—
Tidewater Holdings Inc. Ser. A Conv. Pfd. Stock	7/09/96	1,200,000
Tidewater Holdings Inc. Ser. B Conv. Pfd. Stock	12/20/02	1,000,000

(c)	At October 31, 2003, all or a portion of this security was segregated to cover collateral requirement for options.
(d)	Security for which there are less than three market makers.

______________

See Notes to Financial Statements.

FIRST EAGLE FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2003

	First Eagle Global Fund	First Eagle Overseas Fund	First Eagle U.S. Value Fund	First Eagle Gold Fund	First Eagle Fund of America

Assets:
Investments, at value (cost: $3,216,286,222, $3,102,325,746, $97,528,636, $334,895,408 and $498,158,027 respectively) (Note 1)	$4,053,273,885	$3,789,460,712	$109,943,835	$434,406,502	$607,628,302
Cash	255,868	1,390,301	440	—	—
Receivable for forward currency contracts held, at value (Notes 1 and 8)	164,907	20,569	—	—	—
Receivable for investment securities sold and premiums for written options	3,710,630	697,193	230,355	298,256	1,377,244
Receivable for Fund shares sold	42,926,278	78,221,055	501,048	6,455,617	601,033
Accrued interest and dividends receivable	14,007,357	7,202,588	508,480	157,187	174,239
Deferred offering costs (Note 1)	—	—	—	22,094	—
Other assets (Note 2)	41,621,199	19,559,242	1,099	511,223	67,399

Total Assets	4,155,960,124	3,896,551,660	111,185,257	441,850,879	609,848,217

Liabilities:
Due to broker	—	—	—	191,834	516,014
Call options written, at value (premiums received $26,481,986) (Note 4)	—	—	—	—	26,886,583
Payable for Fund shares redeemed	2,096,031	2,031,799	53,609	1,200,224	216,518
Payable for investment securities purchased	10,710,872	44,386,892	340,235	4,710,153	9,780,518
Payable for forward currency contracts held, at value (Notes 1 and 8)	25,060,550	27,606,784	—	9,741	—
Investment advisory fees payable (Note 3)	2,510,913	2,264,079	68,998	255,302	478,124
Administrative cost reimbursement payable (Note 3)	121,161	104,633	3,340	12,321	17,367
Distribution fees payable (Note 5)	1,025,098	686,981	20,939	90,207	125,505
Services fees payable (Note 5)	119,374	74,100	4,124	5,393	2,357
Accrued expenses and other liabilities	1,000,491	812,371	76,513	140,587	174,282

Total Liabilities	42,644,490	77,967,639	567,758	6,615,762	38,197,268

Net Assets:
Capital stock (par value, $0.001 per share)	127,190	218,244	8,701	27,212	24,845
Capital surplus	3,194,712,074	3,153,754,740	94,127,128	365,675,479	452,924,185
Net unrealized appreciation (depreciation) on:
Investments	836,987,663	687,134,966	12,415,199	99,511,094	109,470,275
Forward currency contracts	(24,895,643)	(27,586,215)	—	(9,741)	—
Foreign currency related transactions	3,738,661	2,026,771	(12)	53,812	—
Written Options	—	—	—	—	(404,597)
Undistributed net realized gains (losses) on investments	140,695,139	61,859,900	2,749,307	(25,508,792)	9,636,241
Undistributed net investment gain (loss) income	(38,049,450)	(58,824,385)	1,317,176	(4,513,947)	—

Net Assets (Note 1)	$4,113,315,634	$3,818,584,021	$110,617,499	$435,235,117	$571,650,949

Class Y share capital	—	—	—	—	$554,138,841
Shares of beneficial interest outstanding (Class Y) (Note 7)	—	—	—	—	24,058,481
Net asset value per share	—	—	—	—	$23.03
Class A share capital	$3,254,546,301	$2,344,637,180	$41,471,964	$373,729,190	$6,112,148
Shares of beneficial interest outstanding (Class A) (Note 7)	100,537,039	133,986,723	3,263,174	23,367,201	268,128
Net asset value per share	$32.37	$17.50	$12.71	$15.99	$22.80
Maximum offering price per share	$34.07	$18.42	$13.38	$16.83	$24.00
Class I share capital	$241,765,706	$1,083,974,973	$48,995,201	$29,939,073	—
Shares of beneficial interest outstanding (Class I) (Note 7)	7,459,520	61,690,185	3,839,238	1,867,657	—
Net asset value per share	$32.41	$17.57	$12.76	$16.03	—
Class C share capital	$617,003,627	$389,971,868	$20,150,334	$31,566,854	$11,399,960
Shares of beneficial interest outstanding (Class C) (Note 7)	19,192,985	22,567,108	1,598,187	1,977,502	518,308
Net asset value per share	$32.15	$17.28	$12.61	$15.96	$21.99

______________

See Notes to Financial Statements.

FIRST EAGLE FUNDS, INC.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2003

	First Eagle Global Fund	First Eagle Overseas Fund	First Eagle U.S. Value Fund	First Eagle Gold Fund	First Eagle Fund of America

Investment Income:
Income:
Interest	$44,208,623	$15,333,327	$1,580,482	$333,134	$1,044,020
Dividends (net of $3,267,187, $4,354,498, $7,571, $34,231 and $0 foreign taxes withheld, respectively)	45,609,663	36,440,942	1,133,416	2,134,003	2,155,334
Other Income	—	—	—	—	393,502

Total income	89,818,286	51,774,269	2,713,898	2,467,137	3,592,856

Expenses:
Investment advisory fees (Note 3)	20,942,937	15,290,320	627,599	1,742,491	5,095,774
Administrative cost reimbursement (Note 3)	773,575	587,540	22,898	69,774	129,333
Distribution fees (Note 5)	7,973,630	4,575,599	185,816	588,407	1,124,946
Services fees (Note 5)	698,010	425,296	36,023	12,420	221,385
Shareholder servicing agent fees	3,639,317	2,637,967	206,192	559,650	462,578
Legal fees	1,700,159	890,662	10,635	60,175	167,162
Accounting fees	813,412	593,292	42,687	85,444	117,249
Custody fees	762,588	842,026	20,666	123,720	90,939
Printing fees	613,222	362,724	19,454	103,619	99,625
Registration and filing fees	185,291	213,632	50,961	61,877	63,841
Audit fees	180,000	101,600	46,565	60,541	72,533
Directors’ fees	113,917	60,484	3,106	6,934	22,468
Insurance fees	79,303	38,677	3,101	3,505	10,121
Amortization of deferred offering costs (Note 1)	—	—	—	24,634	—
Miscellaneous fees	53,319	24,422	249	1,455	25,661

Total expenses from operations	38,528,680	26,644,241	1,275,952	3,504,646	7,703,615

Expense reductions due to earnings credits (Note 1)	(28,815)	(14,527)	(580)	(2,279)	(1,203)

Net expenses from operations	38,499,865	26,629,714	1,275,372	3,502,367	7,702,412

Net investment income (loss) (Note 1)	51,318,421	25,144,555	1,438,526	(1,035,230)	(4,109,556)

Realized and Unrealized Gains (Losses) on Investments, Foreign Currency Related Transactions and Written Options (Notes 1 and 8):
Net realized gains (losses) from:
Investment transactions	140,040,651	66,975,386	2,738,126	2,728,886	17,336,772
Foreign currency related transactions	(22,033,030)	(17,625,568)	62	168,949	—
Written Options	—	—	—	—	(4,515,340)

	118,007,621	49,349,818	2,738,188	2,897,835	12,821,432

Change in unrealized appreciation (depreciation) of:
Investments	760,476,280	717,700,780	16,054,978	94,476,572	85,952,574
Foreign currency related transactions	(17,180,100)	(24,545,304)	(84)	44,044	—
Written Options	—	—	—	—	(8,295,191)

	743,296,180	693,155,476	16,054,894	94,520,616	77,657,383

Net gain on investments, foreign currency related transactions and written options	861,303,801	742,505,294	18,793,082	97,418,451	90,478,815

Net Increase in Net Assets Resulting from Operations	$912,622,222	$767,649,849	$20,231,608	$96,383,221	$86,369,259

______________

See Notes to Financial Statements.

FIRST EAGLE FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	First Eagle Global Fund		First Eagle Overseas Fund

	Year Ended October 31,		Year Ended October 31,

	2003	2002	2003	2002

Operations:
Net investment income (loss)	$51,318,421	$39,497,019	$25,144,555	$7,488,883
Net realized gain (loss) from investments, foreign currency related transactions and written options.	118,007,621	33,186,477	49,349,818	(3,549,311)
Increase (decrease) in unrealized appreciation (depreciation) of investments, foreign currency related transactions and written options	743,296,180	64,805,433	693,155,476	18,879,365

Net increase (decrease) in net assets resulting from operations	912,622,222	137,488,929	767,649,849	22,818,937

Distributions to Shareholders:
Dividends paid from net investment income	(40,053,954)	(42,974,159)	(18,688,861)	—
Distributions paid from net realized gains from investment transactions	(33,339,283)	(6,140,777)	(906,080)	—

Decrease in net assets resulting from distributions	(73,393,237)	(49,114,936)	(19,594,941)	—

Fund Share Transactions (Note 7):
Net proceeds from shares sold	1,474,944,451	513,285,805	2,290,571,289	767,317,548
Net asset value of shares issued for reinvested dividends and distributions	68,086,819	45,762,881	17,458,099	—
Cost of shares redeemed	(242,744,964)	(231,586,537)	(278,146,690)	(225,700,835)

Increase in net assets from Fund share transactions	1,300,286,306	327,462,149	2,029,882,698	541,616,713

Net increase in net assets	2,139,515,291	415,836,142	2,777,937,606	564,435,650

Net Assets (Note 1):
Beginning of period	1,973,800,343	1,557,964,201	1,040,646,415	476,210,765

End of period (including undistributed net investment (loss) income of $(38,049,450), $(14,981,658), $(58,824,385), $(40,173,298), $1,317,176, $698,254, $(4,513,947), $(475,233), $0 and $0, respectively)	$4,113,315,634	$1,973,800,343	$3,818,584,021	$1,040,646,415

______________

See Notes to Financial Statements.

First Eagle U.S. Value Fund		First Eagle Gold Fund		First Eagle Fund of America

Year Ended October 31,		Year Ended October 31,		Year Ended October 31,

2003	2002	2003	2002	2003	2002

$1,438,526	$787,156	$(1,035,230)	$39,584	$(4,109,556)	$(3,738,621)
2,738,188	2,194,234	2,897,835	190,321	12,821,432	(1,385,055)
16,054,894	(4,155,730)	94,520,616	6,061,929	77,657,383	(16,770,868)

20,231,608	(1,174,340)	96,383,221	6,291,834	86,369,259	(21,894,544)

(944,379)	—	(712,166)	(156,310)	—	—
(2,142,779)	(93,600)	—	—	—	(11,006,881)

(3,087,158)	(93,600)	(712,166)	(156,310)	—	(11,006,881)

39,348,819	41,056,764	379,970,199	107,083,079	139,915,084	177,232,224
1,883,069	91,160	605,881	420,413	—	9,388,180
(11,088,744)	(2,770,714)	(131,127,918)	(36,937,099)	(135,816,168)	(72,466,387)

30,143,144	38,377,210	249,448,162	70,566,393	4,098,916	114,154,017

47,287,594	37,109,270	345,119,217	76,701,917	90,468,175	81,252,592

63,329,905	26,220,635	90,115,900	13,413,983	481,182,774	399,930,182

$110,617,499	$63,329,905	$435,235,117	$90,115,900	$571,650,949	$481,182,774

FIRST EAGLE FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

Note 1 — Significant Accounting Policies

First Eagle Funds, Inc. (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Company consists of five separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America (each individually a “Fund” or collectively the “Funds”). The Company, formerly First Eagle SoGen Funds, Inc., changed its name to First Eagle Funds, Inc. effective December 31, 2002. Also effective December 31, 2002, First Eagle Fund of America, previously a portfolio of the First Eagle Funds trust was reorganized as a portfolio of the Company. Additionally, effective May 23, 2000, the Funds’ fiscal year end changed from March 31 to October 31 of each year.

The following is a summary of significant accounting policies adhered to by the Funds:

a) Investment valuation—In the case of the Funds, portfolio investments are valued based on market quotations where available. Securities, other than bonds, are normally valued at the price of the last sale as of the close of business on the date on which assets are valued. If there are no sales on such date, securities will be valued at the mean between the closing bid and asked prices. All bonds are valued at the mean between the bid and asked prices, except that when no asked price is available, bonds are valued at the last bid price alone. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value. Gold held in physical form is valued at the price of the last sale at that day’s close on the COMEX. Investments for which current market quotations are not readily available and any restricted investments are valued at fair value as determined in good faith by the Valuation Committee of the Board of Directors.

b) Deferred offering costs—Offering costs incurred in connection with the organization of Classes C and I in the First Eagle Gold Fund are being amortized on a straight-line basis over a twelve-month period from the date the classes commenced investment operations.

c) Investment transactions and income—Investment transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from investment transactions. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. In computing investment income, each Fund amortizes discounts on debt obligations; however, premiums are not amortized. Investment income is allocated to each Fund’s share class in proportion to its relative net assets.

d) Expenses—Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds are allocated to each Fund in proportion to its relative net assets. Earnings credits reduce accounting fees by the amount of interest earned on balances with such service provider.

e) Foreign currency translation—The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange

FIRST EAGLE FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

The net assets of each of the Funds are presented at the foreign exchange rates and market values at the close of the period. The Funds do not isolate that portion of gains and losses on investments which are due to changes in foreign exchange rates from that which is due to changes in market prices of the equity securities. However, for federal income tax purposes each Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

f) Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are valued at current market, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

g) Options—In order to produce incremental earnings or protect against changes in the value of portfolio securities, the First Eagle Fund of America may buy and sell put and call options, write covered call options on portfolio securities and write cash-secured put options.

First Eagle Fund of America generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. First Eagle Fund of America may also use options for speculative purposes, although it does not employ options for this purpose at the present time. First Eagle Fund of America will segregate assets to cover its obligations under option contracts.

Options contracts are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation/depreciation is recorded. If there is no sale on such day, the mean between the last bid and asked prices is used. First Eagle Fund of America will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on the sale of a written call option, the purchase cost of a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. When a written option expires, First Eagle Fund of America will realize a gain equal to the amount of the premium received. When First Eagle Fund of America enters into a closing purchase transaction, First Eagle Fund of America will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

FIRST EAGLE FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that First Eagle Fund of America may incur a loss if the market price of the security decreases and the option is exercised. First Eagle Fund of America also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Fund may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

h) Short Sales—The First Eagle Fund of America may seek to realize additional gains through short sale transactions in securities listed on one or more national security exchanges, or in unlisted securities. At the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividend or interest which accrue during the period of the loan. To borrow the security, the Fund may also be required to pay a premium. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed.

i) United States income taxes—No provision has been made for U.S. federal income taxes since it is the intention of each Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of the Internal Revenue Code for a regulated investment company. First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America declare and pay such income, dividends and capital gains distributions on an annual basis.

At October 31, 2003, First Eagle Gold Fund had the following capital carryforwards to offset future capital gain new income:

	Expiring in Fiscal

	2005	2006	2007	2008	2009	2010	2011	Total

First Eagle Gold Fund	$954,092	$9,007,548	$8,499,197	$4,351,091	$2,415,206	$233,227	—	$25,460,361

At October 31, 2003, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Net Investment Income	Undistributed Net Realized Gains (Losses)	Net Unrealized Appreciation (Depreciation)

First Eagle Global Fund	$20,420,023	$114,645,635	$797,771,919
First Eagle Overseas Fund	98,411,099	36,086,558	556,555,573
First Eagle U.S. Value Fund	1,317,176	2,749,307	12,415,199
First Eagle Gold Fund	9,612,204	(25,460,361)	85,336,512
First Eagle Fund of America	—	11,216,362	107,485,557

FIRST EAGLE FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the statements of net assets are primarily due to wash sales, investments in partnerships and the treatment of passive foreign investment companies.

j) Reclassification of capital accounts — On the statements of assets and liabilities, as a result of certain differences in the computation of net investment income and net realized capital gains under federal income tax rules and regulations versus generally accepted accounting principles, a reclassification has been made to increase (decrease) undistributed net investment income, undistributed net realized gains on investments and capital surplus for First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America as follows:

	Undistributed Net Investment Income	Undistributed Net Realized Gains (Losses)	Capital Surplus

First Eagle Global Fund	$(34,332,258)	$22,254,591	$12,077,667
First Eagle Overseas Fund	(25,133,604)	13,161,471	11,972,133
First Eagle U.S. Value Fund	124,775	29,464	(154,239)
First Eagle Gold Fund	(2,291,318)	(1,738,386)	4,029,704
First Eagle Fund of America	4,109,556	(293,580)	(3,815,976)

The primary permanent differences causing such reclassification include the tax treatment of currency gains and losses, organizational costs, dividend redesignations, distributions paid in connection with the redemption of Fund shares, distributions from real estate investment trusts, passive foreign investment companies, partnerships, gold-linked notes, litigation income and the disallowance of net operating losses.

k) Use of estimates — The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2 — Other Assets

A portion of Other Assets is a receivable for estimated proceeds announced on November 25, 2002 in connection with the Bank for International Settlements arbitration, which involved First Eagle Global Fund, First Eagle Overseas Fund and First Eagle Gold Fund. The terms of that award were incorporated into the net asset values of each of those Funds on November 25, 2002. That receivable was adjusted upwards to reflect the final award, which was announced on September 22, 2003. These proceeds were received on December 9, 2003.

FIRST EAGLE FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

Note 3 — Investment Advisory Agreements and Transactions with Related Persons

Arnhold and S. Bleichroeder Advisers, LLC (the “Adviser”), a wholly owned subsidiary of Arnhold and S. Bleichroeder Holdings, Inc. (“ASB Holdings”), manages the Funds. For its services, the Adviser receives, pursuant to an Investment Advisory Agreement between the Funds and the Adviser (the “Advisory Agreement”) an annual advisory fee as follows: First Eagle Global Fund at a rate of 1% of the first $25,000,000 and 0.75% in excess of $25,000,000, First Eagle Overseas Fund at 0.75%, First Eagle U.S. Value Fund at 0.75%, First Eagle Gold Fund at 0.75% and First Eagle Fund of America at 1%.

The Adviser also performs certain administrative and accounting services on behalf of the Funds, and, in accordance with its agreement with them, the Funds reimburse the Adviser for costs (including personnel, overhead and other costs) related to those services. For the period beginning April 1, 2003 (commencement of this reimbursement program) and ended October 31, 2003, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America reimbursed the Adviser $773,575, $587,540, $22,898, $69,774 and $129,333, respectively.

Prior to December 31, 2002, the Adviser had agreed to reimburse the First Eagle U.S. Value Fund to the extent that the aggregate annualized expenses exceeded 1.50% for Class A, 1.25% for Class I and 2.25% for Class C of average daily net assets. For the two months ended December 31, 2002, the Adviser did not need to waive any of First Eagle U.S. Value Fund’s advisory fees.

If necessary, the Adviser will reimburse the First Eagle Gold Fund to the extent that the aggregate annual expenses exceed 2% for Class I and 3% for Class C of average daily net assets until February 29, 2004. For the period from May 15, 2003 to October 31, 2003, the Adviser did not need to waive any of First Eagle Gold Fund’s advisory fees.

Pursuant to a subadvisory agreement, dated December 10, 2002 (“Subadvisory Agreement”) with the Adviser/Iridian Asset Management LLC (“Iridian” or the “Subadviser”) manages the investments of the First Eagle Fund of America. Iridian, a registered investment adviser whose primary office is at 276 Post Road West, Westport, CT 06880, is a majority-owned subsidiary of BIAM (US), Inc., a U.S. subsidiary of The Governor and Company of The Bank of Ireland. The fees paid to Iridian by the Adviser under the Subadvisory Agreement are based on a reference amount equal to 50% of the combined (i) fees received by the Adviser for advisory services on behalf of the Fund and (ii) the fees received by the Fund’s distributor for its shareholder liaison services on behalf of the Fund. These amounts are reduced by certain direct marketing costs borne by the Adviser in connection with the Fund and, on the day following the second anniversary of the Subadvisory Agreement, will be further reduced by the amount paid by the Adviser for certain administrative expenses incurred in providing services to the Fund.

FIRST EAGLE FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

On December 6, 2002, First Eagle Funds Distributors, a division of ASB Securities LLC, a wholly owned subsidiary of ASB Holdings, took over as principal underwriter. Previously, Arnhold and S. Bleichroeder, Inc. (“ASB”) acted as the Fund’s principal underwriter. For the period from November 1, 2002 to December 5, 2002, ASB realized $70,095, $26,017, $2,108, $21,652 and $268 after reallowance to others, pertaining to the sale of shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America, respectively. For the period from December 6, 2002 to October 31, 2003, First Eagle Funds Distributors realized $1,114,303, $692,566, $19,484, $489,160 and $9,070, pertaining to the sales of shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America, respectively. For the year ended October 31, 2003, the broker-dealer affiliate and related party of the Adviser received $120,531, $46,577, $15,635, $1,750 and $25,235 in broker’s commissions for portfolio transactions executed on behalf of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America, respectively.

Note 4 — Call Options Written

For the year ended October 31, 2003, First Eagle Fund of America had the following written options transactions:

	Number of Contracts	Premium
Options outstanding at October 31, 2002	67,992	$23,095,141
Options written	337,281	83,196,296
Options exercised	(27,711)	(8,074,853)
Options expired/closed	(268,583)	(71,734,598)
Options outstanding at October 31, 2003	108,979	$26,481,986

As of October 31, 2003, portfolio securities valued at $357,683,912 were segregated to cover collateral requirements for options.

Note 5 — Plans of Distribution

Under the terms of the Distribution Plans and Agreements (“the Plans”) with First Eagle Funds Distributors, a division of ASB Securities LLC (“the Distributor”), pursuant to the provisions of Rule 12b-1 under the Investment Company Act of 1940, the First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund pay the Distributor quarterly, a distribution fee with respect to Class A and Class C shares at an annual rate of up to 0.25% and 0.75%, respectively of average daily net assets. In the case of First Eagle Fund of America, it pays the

FIRST EAGLE FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

Distributor quarterly, a distribution fee with respect to Class Y, Class C and Class A shares at an annual rate of up to 0.25%, 0.75% and 0.50%, respectively of average daily net assets. Under the Plan, the Distributor is obligated to use the amounts received under the Plans for payments to qualifying dealers for their assistance in the distribution of a Fund’s shares and the provision of shareholder services and for other expenses such as advertising costs and the payment for the printing and distribution of prospectuses to prospective investors.

The Distributor bears distribution costs of a Fund to the extent they exceed payments received under the Plan. For the year ended October 31, 2003 the distribution fees incurred by First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America were $7,973,630, $4,575,599, $185,816, $588,407 and $1,124,946, respectively.

The Distributor receives an annual services fee with respect to Class C at the annual rate of 0.25% of each portfolio’s daily net assets, payable quarterly to cover expenses incurred by the Distributor for providing shareholder liaison services, including assistance with subscriptions, redemptions and other shareholder questions. For the year ended October 31, 2003 the services fees incurred by First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America were $698,010, $425,296, $36,023, $12,420 and $221,385, respectively. Certain services fees with respect to First Eagle Fund of America were redesignated as distribution (Rule 12b-1) fees effective December 31, 2002.

Note 6 — Purchases and Sales of Securities

During the year ended October 31, 2003 the aggregate cost of purchases of investments, excluding short-term securities, totaled $976,761,660, $1,385,532,603, $44,761,504, $198,895,048 and $305,543,922 for First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America, respectively. Proceeds from sales of investments, excluding short-term securities, totaled $177,044,409, $59,262,690, $22,394,077, $1,892,401 and $224,085,225 for First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America, respectively.

FIRST EAGLE FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

Note 7 — Capital Stock

Transactions in shares of capital stock were as follows:

	Year Ended October 31, 2003

	First Eagle Global Fund			First Eagle Overseas Fund			First Eagle U.S. Value Fund

	Class A	Class I	Class C	Class A	Class I	Class C	Class A	Class I	Class C

Shares sold	32,654,841	4,213,869	15,286,491	86,786,012	47,620,330	17,942,586	1,622,789	1,164,525	721,487
Shares issued for reinvested dividends and distributions	2,487,922	136,645	115,612	1,016,233	291,380	43,451	98,760	42,078	38,724
Shares redeemed	(7,941,822)	(364,550)	(536,160)	(15,274,356)	(2,985,665)	(792,182)	(547,775)	(284,668)	(150,348)

Net increase (decrease)	27,200,941	3,985,964	14,865,943	72,527,889	44,926,045	17,193,855	1,173,774	921,935	609,863

	Year Ended October 31, 2002

	First Eagle Global Fund			First Eagle Overseas Fund			First Eagle U.S. Value Fund

	Class A	Class I	Class C	Class A	Class I	Class C	Class A	Class I	Class C

Shares sold	13,535,842	2,847,119	3,991,931	40,165,958	13,713,297	5,099,945	1,534,823	1,315,315	803,149
Shares issued for reinvested dividends and distributions	1,920,668	54,074	13,327	—	—	—	2,696	3,773	1,384
Shares redeemed	(8,220,698)	(953,203)	(170,773)	(15,223,918)	(2,348,310)	(297,320)	(172,930)	(24,183)	(50,890)

Net increase	7,235,812	1,947,990	3,834,485	24,942,040	11,364,987	4,802,625	1,364,589	1,294,905	753,643

Transactions in dollars of capital stock were as follows:

	Year Ended October 31, 2003

	First Eagle Global Fund			First Eagle Overseas Fund			First Eagle U.S. Value Fund

	Class A	Class I	Class C	Class A	Class I	Class C	Class A	Class I	Class C

Shares sold	$922,947,919	$116,729,608	$435,266,925	$1,308,683,377	$710,275,625	$271,612,288	$18,117,306	$13,208,473	$8,023,039
Shares issued for reinvested Dividends and distributions	61,824,872	3,390,164	2,871,783	13,129,730	3,770,461	557,908	1,035,004	442,242	405,824
Shares redeemed	(218,011,850)	(9,821,833)	(14,911,282)	(221,303,147)	(45,297,200)	(11,546,344)	(6,159,489)	(3,333,087)	(1,596,168)

Net increase (decrease)	$766,760,941	$110,297,939	$423,227,426	$1,100,509,960	$668,748,886	$260,623,852	$12,992,821	$10,317,628	$6,832,695

	Year Ended October 31, 2002

	First Eagle Global Fund			First Eagle Overseas Fund			First Eagle U.S. Value Fund

	Class A	Class I	Class C	Class A	Class I	Class C	Class A	Class I	Class C

Shares sold	$341,551,834	$71,675,794	$100,058,178	$521,492,284	$179,926,455	$65,898,809	$17,372,688	$14,528,825	$9,155,252
Shares issued for reinvested Dividends and distributions	44,214,014	1,242,614	306,252	—	—	—	31,297	43,876	15,986
Shares redeemed	(203,653,101)	(23,703,735)	(4,229,701)	(192,123,452)	(29,874,946)	(3,702,437)	(1,933,131)	(276,358)	(561,225)

Net increase	$182,112,747	$49,214,673	$96,134,729	$329,368,832	$150,051,509	$62,196,372	$15,470,854	$14,296,343	$8,610,013

Year Ended October 31, 2003

First Eagle Gold Fund			First Eagle Fund of America

Class A	Class I	Class C	Class Y	Class C	Class A

24,659,807	1,867,657	2,075,259	6,302,326	250,467	209,886
54,682	—	—	—	—	—
(10,004,506)	—	(97,757)	(6,540,488)	(64,632)	(38,170)

14,709,983	1,867,657	1,977,502	(238,162)	185,835	171,716

Year Ended October 31, 2002

First Eagle Gold Fund	First Eagle Fund of America

Class A	Class Y	Class C	Class A

10,007,833	8,475,632	97,439	49,945
24,928	434,059	6,575	1,171
(3,549,146)	(3,428,426)	(64,924)	(21,371)

6,483,615	5,481,265	39,090	29,745

Year Ended October 31, 2003

First Eagle Gold Fund			First Eagle Fund of America

Class A	Class I	Class C	Class Y	Class C	Class A

$323,636,698	$26,316,183	$30,017,318	$130,546,078	$5,024,667	$4,344,339
605,881	—	—	—	—	—
(129,770,660)	—	(1,357,258)	(133,728,043)	(1,290,231)	(797,894)

$194,471,919	$26,316,183	$28,660,060	$(3,181,965)	$3,734,436	$3,546,445

Year Ended October 31, 2002

First Eagle Gold Fund	First Eagle Fund of America

Class A	Class Y	Class C	Class A

$107,355,168	$174,197,451	$1,979,645	$1,055,128
148,324	9,228,099	135,368	24,713
(36,937,099)	(70,669,677)	(1,349,252)	(447,458)

$70,566,393	$112,755,873	$765,761	$632,383

FIRST EAGLE FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

Note 8 — Commitments

As of October 31, 2003, First Eagle Global Fund, First Eagle Overseas Fund and First Eagle Gold Fund had entered into forward currency contracts, as summarized below, resulting in net unrealized depreciation of $24,895,643, $27,586,215 and $9,741, respectively.

FIRST EAGLE GLOBAL FUND

Transaction Hedges:
Foreign Currency Purchases

Settlement Dates Through	Foreign Currency To Be Received		U.S. $ Value at October 31, 2003	U.S. $ To Be Delivered	Unrealized Appreciation at October 31, 2003	Unrealized Depreciation at October 31, 2003

11/05/03	2,033,246	euro	$2,354,905	$2,364,252	—	$(9,347)
11/05/03	383,738	Swiss franc	286,521	286,073	$448	—
11/06/03	167,088,072	Japanese yen	1,519,328	1,532,153	—	(12,825)

			4,160,754	4,182,478	448	(22,172)

Portfolio Hedges:
Foreign Currency Sales

Settlement Dates Through	Foreign Currency To Be Delivered		U.S. $ To Be Received	U.S $ Value at October 31, 2003	Unrealized Appreciation at October 31, 2003	Unrealized Depreciation at October 31, 2003

11/19/03	375,000	euro	423,719	434,533	—	(10,814)
11/26/03	521,233,000	Japanese yen	4,437,927	4,744,754	—	(306,827)
2/11/04	139,858,000	euro	157,643,898	162,029,819	—	(4,385,921)
2/25/04	29,244,452,000	Japanese yen	246,418,279	266,753,095	—	(20,334,816)
4/14/04	42,729,841,000	South Korean won	35,867,826	35,703,368	164,459	—

			444,791,649	469,665,569	164,459	(25,038,378)

			$448,952,403	$473,848,047	$164,907	$(25,060,550)

FIRST EAGLE FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

FIRST EAGLE OVERSEAS FUND

Transaction Hedges:
Foreign Currency Purchases

Settlement Dates Through	Foreign Currency To Be Received		U.S. $ Value at October 31, 2003	U.S. $ To Be Delivered	Unrealized Appreciation at October 31, 2003	Unrealized Depreciation at October 31, 2003

11/04/03	39,399,295	Hong Kong dollar	$5,072,784	$5,073,873	—	$(1,089)
11/04/03	83,078	pound sterling	140,812	140,933	—	(121)
11/05/03	20,616,140	Euro	23,877,613	23,992,445	—	(114,832)
11/05/03	3,654,648	Singapore dollar	2,101,278	2,106,498	—	(5,220)
11/05/03	3,603,422	Swiss franc	2,690,527	2,686,483	$4,044	—
11/06/03	724,175,318	Japanese yen	6,584,909	6,652,075	—	(67,166)
11/06/03	882,404	New Zealand dollar	540,516	540,732	—	(216)

			41,008,439	41,193,039	4,044	(188,644)

Foreign Currency Sales

Settlement Dates Through	Foreign Currency To Be Delivered		U.S. $ To Be Received	U.S. $ Value at October 31, 2003	Unrealized Appreciation at October 31, 2003	Unrealized Depreciation at October 31, 2003

11/05/03	782,537	Swiss franc	585,820	584,288	1,532	—

Portfolio Hedges:
Foreign Currency Sales

Settlement Dates Through	Foreign Currency To Be Delivered		U.S. $ To Be Received	U.S. $ Value at October 31, 2003	Unrealized Appreciation at October 31,2003	Unrealized Depreciation at October 31, 2003

11/19/03	899,000	euro	1,019,898	1,041,720	—	(21,822)
11/26/03	391,207,000	Japanese yen	3,336,236	3,561,134	—	(224,898)
2/11/04	194,730,000	euro	219,650,220	225,439,847	—	(5,789,627)
2/25/04	35,109,661,000	Japanese yen	298,785,429	320,167,222	—	(21,381,793)
4/14/04	39,860,221,000	South Korean won	33,382,956	33,367,963	14,993	—

			556,174,739	583,577,886	14,993	(27,418,140)

			$597,768,998	$625,355,213	$20,569	$(27,606,784)

FIRST EAGLE FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

FIRST EAGLE GOLD FUND

Transaction Hedges:
Foreign Currency Purchases

Settlement Dates Through	Foreign Currency To Be Received		U.S. $ Value at October 31, 2003	U.S. $ To Be Delivered	Unrealized Appreciation at October 31, 2003	Unrealized Depreciation at October 31, 2003

11/03/03	627,004	Canadian dollar	$475,543	$478,373	$—	$(2,830)
11/04/03	2,364,246	Mexican peso	214,293	214,424	—	(131)
11/05/03	5,298,804	Swedish krona	675,428	682,208	—	(6,780)

			$1,365,264	$1,375,005	—	$(9,741)

FIRST EAGLE FUNDS, INC.

FINANCIAL HIGHLIGHTS

	Year Ended October 31,
	2003			2002			2001
	Class A	Class I	Class C	Class A	Class I	Class C	Class A	Class I	Class C
First Eagle Global Fund
Selected Per Share Data
Net asset value, beginning of period	$24.34	$24.36	$24.15	$22.87	$22.89	$22.68	$25.47	$25.53	$25.44
Income (loss) from investment operations:
Net investment income	0.53	0.59	0.30	0.53	0.27	0.72	0.53	0.58	0.26
Net realized and unrealized gains (losses) on investments	8.39	8.41	8.38	1.66	1.98	1.29	1.45	1.44	1.53
Total from investment operations	8.92	9.00	8.68	2.19	2.25	2.01	1.98	2.02	1.79
Less distributions:
Dividends from net investment income	(0.49)	(0.55)	(0.28)	(0.63)	(0.69)	(0.45)	(1.39)	(1.47)	(1.36)
Distributions from capital gains	(0.40)	(0.40)	(0.40)	(0.09)	(0.09)	(0.09)	(3.19)	(3.19)	(3.19)
Total distributions	(0.89)	(0.95)	(0.68)	(0.72)	(0.78)	(0.54)	(4.58)	(4.66)	(4.55)
Net asset value, end of period	$32.37	$32.41	$32.15	$24.34	$24.36	$24.15	$22.87	$22.89	$22.68
Total Return[c]	37.75%	38.14%	36.77%	9.76%	10.03%	8.98%	8.96%	9.15%	8.10%
Ratios and Supplemental Data
Net assets, end of period (millions)	$3,255	$242	$617	$1,785	$85	$104	$1,512	$35	$11
Ratio of operating expenses to average net assets[i]	1.32%	1.06%	2.07%	1.34%	1.09%	2.10%	1.38%	1.14%	2.14%
Ratio of net investment income to average net assets[j]	1.91%	2.11%	1.07%	2.14%	2.37%	1.31%	2.24%	2.47%	1.12%
Portfolio turnover rate	7.20%	7.20%	7.20%	19.75%	19.75%	19.75%	28.98%	28.98%	28.98%

______________

See Notes to Financial Highlights.

Period from April 1, 2000 to October 31,			Year Ended March 31,

2000			2000		1999

Class A	Class I	Class Cf	Class A	Class I	Class A	Class Id

$25.05	$25.07	$24.97	$22.90	$22.90	$27.42	$24.59

0.41	0.45	0.11	0.66	0.71	0.63	0.30
0.01	0.01	0.36	4.29	4.31	(2.73)	(1.47)

0.42	0.46	0.47	4.95	5.02	(2.10)	(1.17)

—	—	—	(1.07)	(1.12)	(0.83)	—
—	—	—	(1.73)	(1.73)	(1.59)	(0.52)

—	—	—	(2.80)	(2.85)	(2.42)	(0.52)

$25.47	$25.53	$25.44	$25.05	$25.07	$22.90	$22.90

1.68%[b]	1.83%[b]	1.88%[b]	22.19%	22.52%	(7.95%)	(4.72%)[b]

$1,614	$14	$1	$1,790	$16	$2,063	$12
1.35%[a]	1.10%[a]	1.87%[a]	1.32%	1.07%	1.23%	1.01%[a]
2.78%[a]	3.04%[a]	1.10%[a]	2.68%	2.89%	2.75%	3.04%[a]
11.91%	11.91%	11.91%	15.57%	15.57%	9.89%	9.89%

FIRST EAGLE FUNDS, INC.

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,

	2003			2002			2001

	Class A	Class I	Class C	Class A	Class I	Class C	Class A	Class I	Class C

First Eagle Overseas Fund
Selected Per Share Data
Net asset value, beginning of period	$12.45	$12.48	$12.30	$11.21	$11.21	$11.15	$14.31	$14.34	$14.31

Income (loss) from investment operations:
Net investment income (loss)	0.18	0.22	0.07	0.12	0.15	0.02	0.11	0.13	(0.01)
Net realized and unrealized gains (losses) on investments	5.09	5.10	5.04	1.12	1.12	1.13	0.19	0.19	0.21

Total from investment operations	5.27	5.32	5.11	1.24	1.27	1.15	0.30	0.32	0.20

Less distributions:
Dividends from net investment income	(0.21)	(0.22)	(0.12)	—	—	—	(0.76)	(0.81)	(0.72)
Distributions from capital gains	(0.01)	(0.01)	(0.01)	—	—	—	(2.64)	(2.64)	(2.64)

Total distributions	(0.22)	(0.23)	(0.13)	—	—	—	(3.40)	(3.45)	(3.36)

Net asset value, end of period	$17.50	$17.57	$17.28	$12.45	$12.48	$12.30	$11.21	$11.21	$11.15

Total Return[c]	42.96%	43.29%	41.91%	11.06%	11.33%	10.31%	2.01%	2.19%	1.19%
Ratios and Supplemental Data
Net assets, end of period (millions)	$2,345	$1,084	$390	$766	$209	$66	$409	$61	$6
Ratio of operating expenses to average net assets[i]	1.31%	1.05%	2.05%	1.39%	1.15%	2.15%	1.53%	1.28%	2.26%
Ratio of net investment income to average net assets[j]	1.23%	1.48%	0.45%	0.96%	1.17%	0.19%	0.91%	1.10%	(0.08%)
Portfolio turnover rate	3.46%	3.46%	3.46%	10.52%	10.52%	10.52%	17.27%	17.27%	17.27%

______________

See Notes to Financial Highlights.

Period from April 1, 2000 to October 31,			Year Ended March 31,

2000			2000		1999

Class A	Class I	Class Cf	Class A	Class I	Class A	Class Id

$14.41	$14.43	$14.14	$11.36	$11.37	$13.52	$12.31

0.19	0.21	—	0.28	0.31	0.15	0.41
(0.29)	(0.30)	0.17	3.59	3.59	(0.97)	(1.10)

(0.10)	(0.09)	0.17	3.87	3.90	(0.82)	(0.69)

—	—	—	(0.18)	(0.20)	(0.57)	—
—	—	—	(0.64)	(0.64)	(0.77)	(0.25)

—	—	—	(0.82)	(0.84)	(1.34)	(0.25)

$14.31	$14.34	$14.31	$14.41	$14.43	$11.36	$11.37

(0.69%)[b]	(0.62%)[b]	1.20%[b]	34.46%	34.76%	(6.46%)	(5.53%)[b]

$390	$28	$1	$450	$27	$453	$3
1.41%[a]	1.16%[a]	1.95%[a]	1.34%	1.15%	1.29%	1.03%[a]
2.23%[a]	2.48%[a]	(0.05%)[a]	2.10%	2.14%	2.22%	1.97%[a]
17.28%	17.28%	17.28%	26.62%	26.62%	9.31%	9.31%

FIRST EAGLE FUNDS, INC.

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,

	2003			2002

	Class A	Class I	Class C	Class A	Class I	Class C

First Eagle U.S. Value Fund
Selected Per Share Data
Net asset value, beginning of period	$10.56	$10.59	$10.48	$10.16	$10.16	$10.14

Income (loss) from investment operations:
Net investment income (loss)	0.19	0.23	0.11	0.13	0.14	0.13
Net realized and unrealized gains (losses) on investments	2.46	2.45	2.43	0.29	0.31	0.23

Total from investment operations	2.65	2.68	2.54	0.42	0.45	0.36

Less distributions:
Dividends from net investment income	(0.16)	(0.17)	(0.07)	—	—	—
Distributions from capital gains	(0.34)	(0.34)	(0.34)	(0.02)	(0.02)	(0.02)

Total distributions	(0.50)	(0.51)	(0.41)	(0.02)	(0.02)	(0.02)

Net asset value, end of period	12.71	12.76	12.61	10.56	10.59	10.48

Total Return[c]	26.10%	26.34%	25.03%	4.12%	4.41%	3.53%
Ratios and Supplemental Data
Net assets, end of period (millions)	$41	$49	$20	$22	$31	$10
Ratio of operating expenses to average net assets[i]	1.51%	1.26%	2.26%	1.50%	1.25%	2.25%
Ratio of net investment income to average net assets[j]	1.72%	1.99%	0.97%	1.65%	1.85%	0.93%
Portfolio turnover rate	33.45%	33.45%	33.45%	22.66%	22.66%	22.66%

	Year Ended October 31,

	2003			2002	2001

	Class A	Class Ih	Class Ch	Class A	Class A

First Eagle Gold Fund
Selected Per Share Data
Net asset value, beginning of period	$10.41	$12.41	$12.41	$6.17	$4.44

Income (loss) from investment operations:
Net investment income (loss)	(0.06)	(0.02)	(0.09)	0.01	0.02
Net realized and unrealized gains (losses) on investments	5.72	3.64	3.64	4.30	1.92

Total from investment operations	5.66	3.62	3.55	4.31	1.94

Less distributions:
Dividends from net investment income	(0.08)	—	—	(0.07)	(0.21)

Total distributions	(0.08)	—	—	(0.07)	(0.21)

Net asset value, end of period	$15.99	$16.03	$15.96	$10.41	$6.17

Total Return[c]	54.64%	29.17%[b]	28.61%[b]	70.70%	45.19%
Ratios and Supplemental Data
Net assets, end of period (millions)	$374	$30	$32	$90	$13
Ratio of operating expenses to average net assets[i]	1.49%	1.23%[a]	2.19%[a]	1.66%	2.65%
Ratio of net investment income to average net assets[j]	(0.43%)	(0.24%)[a]	(1.26%)[a]	0.09%	0.36%
Portfolio turnover rate	0.98%	0.98%	0.98%	4.27%	29.16%

______________

See Notes to Financial Highlights.

Period from September 4, 2001[g] to October 31, 2001

Class A	Class I		Class C

$10.00	$10.00		$10.00

—	—		(0.02)
0.16	0.16		0.16

0.16	0.16		0.14

—	—		—
—	—		—

$10.16	$10.16		$10.14

1.60%[b]	1.60	%b	1.40%[b]
$7	$17		$2
1.50%[a]	1.25%[a]		2.25%[a]
(0.21%)[a]	0.10%[a]		(1.02%)[a]
2.57%	2.57%		2.57%

Period from April 1, 2000 to October 31,	Year Ended March 31,

2000	2000	1999

Class A	Class A	Class A

$5.17	$5.44	$7.31

0.09	0.15	0.16
(0.82)	(0.27)	(1.82)

(0.73)	(0.12)	(1.66)

—	(0.15)	(0.21)

—	(0.15)	(0.21)

$4.44	$5.17	$5.44

(14.12%)[b]	(2.52%)	(22.77%)
$10	$13	$18
2.56%[a]	2.15%	1.62%
2.92%[a]	2.25%	2.01%
11.66%	15.70%	37.73%

FIRST EAGLE FUNDS, INC.

FINANCIAL HIGHLIGHTS — (Continued)

	Year ended October 31,
	2003			2002
	Class Y	Class C	Class A	Class Y	Class C	Class A
First Eagle Fund of America
Selected Per Share Data
Net asset value, beginning of period	$19.47	$18.73	$19.29	$20.87	$20.24	$20.72
Income (loss) from investment operations:
Net investment loss	(0.17)	(0.31)	(0.22)	(0.17)	(0.32)	(0.22)
Net realized and unrealized gains (losses) on investments	3.73	3.57	3.73	(0.66)	(0.62)	(0.64)
Total from investment operations	3.56	3.26	3.51	(0.83)	(0.94)	(0.86)
Less distributions:
Distributions from capital gains	—	—	—	(0.57)	(0.57)	(0.57)
Total distributions	—	—	—	(0.57)	(0.57)	(0.57)
Net asset value, end of period	$23.03	$21.99	$22.80	$19.47	$18.73	$19.29
Total ReturnC	18.28%	17.41%	18.20%	(4.21%)	(4.90%)	(4.39%)
Ratios and Supplemental Data
Net assets, end of period (millions)	$554	$11	$6	$473	$6	$2
Ratio of operating expenses to average net assets[i]	1.50%	2.25%	1.75%	1.51%	2.26%	1.76%
Ratio of net investment income to average net assets[j]	(0.79%)	(1.55%)	(1.07%)	(0.82%)	(1.57%)	(1.07%)
Portfolio turnover rate	47.88%	47.88%	47.88%	51.25%	51.25%	51.25%

______________

See Notes to Financial Highlights.

Year ended October 31,
2001			2000			1999
Class Y	Class C	Class A	Class Y	Class C	Class A	Class Y	Class C	Class Ae

$20.07	$19.62	$19.98	$20.46	$20.18	$20.42	$21.53	$21.43	$20.33

(0.06)	(0.21)	(0.11)	(0.03)	(0.17)	(0.08)	0.07	(0.20)	(0.09)
1.01	0.98	1.00	1.18	1.15	1.18	2.45	2.54	1.93
0.95	0.77	0.89	1.15	0.98	1.10	2.52	2.34	1.84

(0.15)	(0.15)	(0.15)	(1.54)	(1.54)	(1.54)	(3.59)	(3.59)	(1.75)
(0.15)	(0.15)	(0.15)	(1.54)	(1.54)	(1.54)	(3.59)	(3.59)	(1.75)
$20.87	$20.24	$20.72	$20.07	$19.62	$19.98	$20.46	$20.18	$20.42
4.8%	4.0%	4.5%	6.1%	5.2%	5.8%	12.1%	11.2%	8.6%[b]

$393	$6	$1	$377	$7	$1	$536	$20	$2
1.4%	2.2%	1.7%	1.4%	2.2%	1.7%	1.4%	2.1%	1.6%[a]
(0.3%)	(1.0%)	(0.5%)	(0.2%)	(0.9%)	(0.4%)	0.3%	(0.9%)	(0.4%)[a]
83%	83%	83%	55%	55%	55%	89%	89%	89%

FIRST EAGLE FUNDS, INC.

NOTES TO FINANCIAL HIGHLIGHTS

[a]	Annualized
[b]	Not annualized
[c]	Does not give effect to the deduction of the CDSC (Contingent Deferred Sales Charge) of 1.00%.
[d]	July 31, 1998 inception date
[e]	November 20, 1998 inception date
[f]	June 5, 2000 inception date
[g]	September 4, 2001 inception date
[h]	May 15, 2003 inception date
[i]

The ratio of operating expenses to average net assets without the effect of earnings credits and in the case of the First Eagle U.S. Value Fund, without the effect of earnings credits and expense reimbursements are as follows:

	Year Ended October 31,

	2003					2002			2001

	Class A	Class I		Class C		Class A	Class I	Class C	Class A		Class I		Class C

First Eagle Global Fund	1.32%	1.07%		2.07%		1.34%	1.10%	2.10%	1.39%		1.14%		2.14%
First Eagle Overseas Fund	1.31%	1.06%		2.05%		1.40%	1.15%	2.15%	1.53%		1.28%		2.26%
First Eagle U.S. Value Fund	1.51%	1.26%		2.26%		1.92%	1.69%	2.67%	3.33	%ag	3.16	%ag	4.05	%ag
First Eagle Gold Fund	1.50%	1.23	%ah	2.19	%ah	1.67%	—	—	2.66%		—		—

	Year Ended October 31,

	2003			2002			2001

	Class Y	Class C	Class A	Class Y	Class C	Class A	Class Y	Class C	Class A

First Eagle Fund of America	1.50%	2.25%	1.75%	1.51%	2.26%	1.76%	1.4%	2.2%	1.7%

J

The ratio of net investment income to average net assets without the effect of earnings credits and in the case of the First Eagle U.S. Value Fund, without the effect of earnings credits and expense reimbursements are as follows:

	Year Ended October 31,

	2003					2002			2001

	Class A	Class I		Class C		Class A	Class I	Class C	Class A		Class I		Class C

First Eagle Global Fund	1.91%	2.10%		1.07%		2.14%	2.37%	1.31%	2.24%		2.47%		1.12%
First Eagle Overseas Fund	1.23%	1.48%		0.45%		0.96%	1.17%	0.19%	0.91%		1.10%		(0.08%)
First Eagle U.S. Value Fund	1.72%	1.99%		0.97%		2.08%	2.29%	1.35%	1.62	%ag	2.02	%ag	0.80	%ag
First Eagle Gold Fund	(0.43%)	(0.25	%)ah	(1.26	%)ah	0.08%	—	—	0.35%		—		—

	Year Ended October 31, 2003

	Class Y	Class C	Class A

First Eagle Fund of America	(0.79%)	(1.55%)	(1.07%)

Period from April 1, 2000 to October 31,			Year Ended March 31,

2000			2000		1999

Class Aa	Class Ia	Class Caf	Class A	Class I	Class A	Class Iad

1.36%	1.11%	1.85%	1.32%	1.07%	1.24%	1.63%
1.41%	1.16%	1.94%	1.34%	1.15%	1.29%	1.21%
—	—	—	—	—	—	—
2.59%	—	—	2.16%	—	1.64%	—

Year Ended October 31,

2000			1999

Class Y	Class C	Class A	Class Y	Class C	Class Aae

1.4%	2.2%	1.7%	1.4%	2.1%	1.6%

Period from April 1, 2000 to October 31,			Year Ended March 31,

2000			2000		1999

Class Aa	Class Ia	Class Caf	Class A	Class I	Class A	Class Iad

2.78%	3.03%	1.11%	2.66%	2.87%	2.74%	2.42%
2.23%	2.48%	(0.06%)	2.10%	2.14%	2.22%	1.79%
—	—	—	—	—	—	—
2.89%	—	—	2.24%	—	1.99%	—

INDEPENDENT AUDITORS’ REPORT

To the Board of Directors and Shareholders of
FIRST EAGLE FUNDS, INC.:

We have audited the accompanying statements of assets and liabilities of First Eagle Funds, Inc. consisting of First Eagle Global Fund (formerly First Eagle SoGen Global Fund), First Eagle Overseas Fund (formerly First Eagle SoGen Overseas Fund), First Eagle U.S. Value Fund, First Eagle Gold Fund (formerly First Eagle SoGen Gold Fund), and First Eagle Fund of America (the “Funds”), including the schedules of investments, as of October 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered we performed alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of October 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

New York, New York
December 19, 2003

FIRST EAGLE FUNDS, INC.

TAX INFORMATION
Fiscal Year Ended October 31, 2003
(Unaudited)

Each portfolio designates the following amounts distributed during the fiscal year ended October 31, 2003, if any, as capital gain dividends and/or dividends eligible for corporate dividends received deduction:

	Ordinary Income		% of Dividends Eligible for the Dividends Received Deduction	Long-Term Capital Gains

	2003	2002		2003	2002

First Eagle Global Fund	$51,722,703	$49,114,936	25.90%	$21,670,534	—
First Eagle Overseas Fund*	19,594,941	—	1.15%	—	—
First Eagle U.S. Value Fund	2,961,108	93,600	26.48%	126,050	—
First Eagle Gold Fund	712,166	156,310	4.31%	—	—
First Eagle Fund of America	—	—	0.00%	—	—

*

First Eagle Overseas Fund paid foreign taxes of $4,354,498 and recognized foreign source income of $50,507,379. Pursuant to Section 853 of the Internal Revenue Code, the Fund designates such amounts as having been paid in connection with dividends distributed from investment company taxable income during calendar year 2003.

With respect to dividends paid from investment company taxable income during the ten month period ended October 31, 2003, each fund designates the maximum amount allowable paid from investment company taxable income, as finally determined, as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2003 year-end tax information will be reported to you on your 2003 Form 1099-DIV, which shall be provided to you in early 2004.

FIRST EAGLE FUNDS, INC.

ADDITIONAL INFORMATION
(Unaudited)

MANAGEMENT OF THE COMPANY

The business of the Company is managed by its Board of Directors, which elects officers responsible for the day to day operations of the Funds and for the execution of the policies formulated by the Board of Directors.

Pertinent information regarding the members of the Board of Directors and principal officers of the Company is set forth below. Some of the Directors and officers are employees of the Adviser and its affiliates. At least a majority of the Company’s Board of Directors are not ‘interested persons’ as that term is defined in the Investment Company Act of 1940.

INDEPENDENT DIRECTORS(1)

Name, Age and Address	Position(s) Held With the Company	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Director	Other Directorships/ Trusteeships Held by Director

Candace K. Beinecke One Battery Park Plaza New York, New York 10004 (born December 1946)	Co-Chair of the Board, Director	December 1999 to present	Chair, Hughes Hubbard & Reed	6	Director, ALSTOM; Director, Jacob’s Pillow Dance Festival, Inc.; Director, Merce Cunningham Dance Foundation, Inc.; Co-Chair of the Board, Director, First Eagle Variable Funds, Inc. (1 portfolio)

Jean D. Hamilton(3) 1345 Avenue of the Americas New York, New York 10105 (born January 1947)	Director	March 2003 to present	Independent Consultant/Private Investor; prior to November 2002, Chief Executive Officer, Prudential Institutional, and Executive Vice President, Prudential Financial, Inc.; prior to November 1998, various executive positions within the Prudential organization	6

Director, Women’s Economic Round Table; Director and Treasurer, New York Women’s Forum; Director, Four Nations; Director, Standing Tall; Director, Glass Roots; Director, First Eagle Variable Funds, Inc. (1 portfolio)

William M. Kelly 500 Fifth Avenue, 50th Floor New York, New York 10110 (born February 1944)	Director	December 1999 to present	Senior Associate, Lingold Associates	6	Trustee, New York Foundation; Treasurer and Trustee, Black Rock Forest Consortium; Director, First Eagle Variable Funds, Inc. (1 portfolio)

Name, Age and Address	Position(s) Held With the Company	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Director	Other Directorships/ Trusteeships Held by Director

Paul J. Lawler One Michigan Avenue East Battle Creek, Michigan 49017 (born May 1948)	Director	March 2002 to present	Vice President Investments and Chief Investment Officer, W.K. Kellogg Foundation; prior to June 1997, Vice President for Finance, Renssalaer Polytechnic Institute	6

Director, Junior Achievement of Southwest Michigan; Finance Committee Member, Battle Creek Community Foundation; Custody Advisory Committee Member, The Bank of New York; Director, First Eagle Variable Funds, Inc. (1 portfolio)

Dominique Raillard 15 Boulevard Delessert 75016 Paris France (born June 1938)	Director	April 1987 to present	Independent Consultant/Private Investor; prior to December 2001, Managing Director of Act 2 International (Consulting)	6	Director, First Eagle Variable Funds, Inc. (1 portfolio)

Nathan Snyder 1345 Avenue of the Americas New York, New York 10105 (born October 1934)	Director	March 1983 to present	Independent Consultant/Private Investor	6	Director, First Eagle Variable Funds, Inc. (1 portfolio)

______________

(1)	Directors who are not “interested persons” of the Company as defined in the Investment Company Act.
(2)	The term of office of each Director expires on his/her 70th birthday.
(3)

Ms. Hamilton was previously employed by certain of the Prudential companies, which provide portfolio brokerage and distribution services with respect to the Funds. She retired from her positions with those companies on November 16, 2002.

INTERESTED DIRECTORS(1)

Name, Age and Address	Position(s) Held With the Company	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Director	Other Directorships/ Trusteeships Held by Director

John P. Arnhold 1345 Avenue of the Americas New York, New York 10105 (born December 1953)	Co-Chair of the Board, Co-President; Director	December 1999 to present	Co-President and Co-Chief Executive Officer, Arnhold and S. Bleichroeder Holdings, Inc.; President and Director, Natexis Bleichroeder Inc.; Chairman, Chief Executive Officer and Director, Arnhold and S. Bleichroeder Advisers, LLC; President and Director, Natexis Bleichroeder UK Ltd.; Chairman, Chief Executive Officer and Director, ASB Securities LLC; President, WorldVest, Inc.	6	Co-Chair of the Board, Co- President; and Director, First Eagle Variable Funds, Inc. (1 portfolio) Director Aquila International Fund, Ltd.

James E. Jordan 1345 Avenue of the Americas New York, New York 10105 (born April 1944)	Director	December 1999 to present	Managing Director and Director, Arnhold and S. Bleichroeder Advisers, LLC; Director, Arnhold and S. Bleichroeder Advisers UK Ltd.; and Director, ASB Securities LLC since July 2002; prior thereto, private investor and consultant to The Jordan Company (private investment banking firm) since June 1997; prior thereto, President and Chief Investment Officer of The William Penn Company (a registered investment adviser)	6

Director, Leucadia National Corporation; Director, Empire Insurance Company; Director J.Z. Equity Partners plc (U.K. investment trust company); Director, Columbia University School of International and Public Affairs; Vice Chairman, New York State Board of The Nature Conservancy; Director, First Eagle Variable Funds, Inc. (1 portfolio).

______________

(1)

Directors who are “interested persons” of the Company as defined in the Investment Company Act of 1940. Each of Messrs. Arnhold and Jordan is an interested person of the Company by virtue of being an officer or an officer and a director of the Adviser.

(2)	The term of office of each Director expires on his/her 70th birthday.

OFFICERS

Name, Age and Address	Position(s) Held With the Company	Term of Office and Length of Time Served (1)	Principal Occupation(s) During Past Five (5) Years

John P. Arnhold 1345 Avenue of the Americas New York, New York 10105 (born December 1953)	Co-Chair of the Board, Co-President; Director	December 1999 to present	See table above related to Interested Directors

Jean-Marie Eveillard 1345 Avenue of the Americas New York, New York 10105 (born January 1940)	Co-President (portfolio manager)	December 1999 to present (with portfolio management responsibility since 1979)

Senior Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Co-President, First Eagle Variable Funds, Inc.; prior to 1999, Director and President or Executive Vice President of Societe Generale Asset Management Corp.

Charles de Vaulx 1345 Avenue of the Americas New York, New York 10105 (born October 1961)	Senior Vice President (portfolio manager)	December 1999 to present (with portfolio management responsibility since December 1996)

Senior Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Senior Vice President, First Eagle Variable Funds, Inc.; Senior Vice President, Societe Generale Asset Management Corp. since 1998, Associate Portfolio Manager from December 1996, Securities Analyst, prior to December 1996

Robert Bruno 1345 Avenue of the Americas New York, New York 10105 (born June 1964)	Vice President, Secretary and Treasurer	December 1999 to present	Senior Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Senior Vice President, ASB Securities, LLC; Vice President, Secretary and Treasurer, First Eagle Variable Funds, Inc.

Suzan J. Afifi 1345 Avenue of the Americas New York, New York 10105 (born October 1952)	Vice President and Assistant Secretary	December 1999 to present	Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Vice President, ASB Securities, LLC; Vice President and Assistant Secretary, First Eagle Variable Funds, Inc.

Edwin S. Olsen 1345 Avenue of the Americas New York, New York 10105 (born September 1939)	Vice President	November 2000 to present

Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Vice President, ASB Securities LLC; Vice President, First Eagle Variable Funds, Inc.; Vice President, SG Cowen Securities Corp. from prior to 1999

Andrew DeCurtis 1345 Avenue of the Americas New York, New York 10105 (born March 1968)	Vice President	November 2000 to present	Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Vice President, ASB Securities LLC; Vice President, First Eagle Variable Funds, Inc.

Stefanie Spritzler 1345 Avenue of the Americas New York, New York 10105 (born July 1973)	Assistant Treasurer	May 2000 to present	Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Vice President, ASB Securities, LLC; Assistant Treasurer, First Eagle Variable Funds, Inc.

Winnie Chin 1345 Avenue of the Americas New York, New York 10105 (born July 1974)	Assistant Treasurer	March 2001 to present	Assistant Treasurer, First Eagle Variable Funds, Inc.

______________

(1)	The term of office of each officer is indefinite.

First Eagle Funds, Inc. 1345 Avenue of the Americas New York, N.Y. 10105 www.firsteaglefunds.com

DIRECTORS AND OFFICERS

Directors
John P. Arnhold
Candace K. Beinecke
Jean D. Hamilton
James E. Jordan
William M. Kelly
Paul J. Lawler
Dominique Raillard
Nathan Snyder

Officers
John P. Arnhold
Co-Chair of the Board
Co-President

Candace K. Beinecke
Co-Chair of the Board

Jean-Marie Eveillard
Co-President

Charles de Vaulx
Senior Vice President

Robert Bruno
Vice President,
Secretary & Treasurer

Suzan J. Afifi
Vice President & Assistant
Secretary

Edwin S. Olsen
Vice President

Andrew DeCurtis
Vice President

Stefanie Spritzler
Assistant Treasurer

Winnie Chin
Assistant Treasurer

INVESTMENT ADVISER
Arnhold and S. Bleichroeder
   Advisers, LLC
1345 Avenue of the Americas
New York, N.Y. 10105

LEGAL COUNSEL
Shearman & Sterling
599 Lexington Avenue
New York, N.Y. 10022

CUSTODIAN
The Bank of New York
One Wall Street
New York, N.Y. 10286

SHAREHOLDER SERVICING AGENT
DST Systems, Inc.
330 West 9th Street
Kansas City, MO 64105
(800) 334-2143

UNDERWRITER
First Eagle Funds Distributors,
   a division of ASB Securities LLC
1345 Avenue of the Americas
New York, N.Y. 10105

INDEPENDENT AUDITORS
KPMG LLP
757 Third Avenue
New York, N.Y. 10017

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle Funds, Inc.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. Copies of the code of ethics may be requested free of charge by calling 1-800-334-2143 (toll free)

Item 3.	Audit Committee Financial Expert.

The Board of Directors of the Registrant has designated Paul J. Lawler and William M. Kelly as Audit Committee Financial Experts. Mr. Lawler and Mr. Kelly are both considered by the Board to be independent directors.

Item 4.	Principal Accountant Fees and Services

Not applicable at this time.

Item 5.	Audit Committee of Listed Registrants

Not applicable at this time.

Item 6.	[Reserved]
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable at this time.

Item 8.	Purchases of Equity Securities by Close-End Management Investment Company and Affiliated Purchasers.

Not applicable at this time.

Item 9.	Submission of Matters to a Vote of Security Holders.

Not applicable at this time.

Item 10.	Controls and Procedures.

(a) In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.	Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)): Attached hereto.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Eagle Funds, Inc.
By (Signature and Title)*	/s/ John P. Arnhold

John P. Arnhold, Co-President

Date 1/8/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John P. Arnhold

John P. Arnhold, Principal Executive Officer

Date 1/8/2004

By (Signature and Title)*	/s/ Robert Bruno

Robert Bruno, Principal Financial Officer

Date 1/8/2004

*	Print the name and title of each signing officer under his or her signature.